Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen China A Share Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.2%)
CHINA (95.2%)
Consumer Discretionary (12.3%)
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	151,695	$4,970,994
Fuyao Glass Industry Group Co. Ltd., A Shares(a)	293,841	2,218,389
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	198,142	2,301,482
		9,490,865
Consumer Staples (17.7%)
By-health Co. Ltd., A Shares(a)	294,988	1,162,054
Chacha Food Co. Ltd., A Shares(a)	125,900	1,086,651
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(a)	119,412	1,827,486
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares(a)	199,500	1,202,323
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	17,763	5,305,049
Proya Cosmetics Co. Ltd., A Shares(a)	31,300	836,170
Wuliangye Yibin Co. Ltd., A Shares(a)	68,837	2,164,898
		13,584,631
Energy (0.0%)
G3 Exploration Ltd.(b)(c)(d)	53,000	—

Financials (13.4%)
Bank of Ningbo Co. Ltd., A Shares(a)	333,016	2,059,147
China International Capital Corp. Ltd., H Shares(e)	310,800	846,625
China International Capital Corp. Ltd.,A Shares(a)	43,400	298,786
China Merchants Bank Co. Ltd., A Shares(a)	547,532	4,256,764
Ping An Bank Co. Ltd., A Shares(a)	471,900	1,182,777
Ping An Insurance Group Co. of China Ltd., A Shares(a)	210,037	1,659,440
		10,303,539
Health Care (9.4%)
Aier Eye Hospital Group Co. Ltd., A Shares(a)	339,658	1,739,088
Hangzhou Tigermed Consulting Co. Ltd., A Shares(a)	82,767	1,361,346
Hangzhou Tigermed Consulting Co. Ltd., H Shares(e)	29,400	307,990
Jiangsu Hengrui Medicine Co. Ltd., A Shares(a)	208,895	1,347,337
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares(a)	49,610	2,517,075
		7,272,836
Industrials (18.4%)
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(a)	564,388	1,883,228
Contemporary Amperex Technology Co. Ltd., A Shares(a)	43,879	4,233,959
Guangzhou Baiyun International Airport Co. Ltd., A Shares(a)	315,200	680,610
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	368,660	2,060,391
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(c)	101,910	812,986
Shanghai M&G Stationery, Inc., A Shares(a)	167,680	1,451,241
Shenzhen Inovance Technology Co. Ltd., A Shares(a)	136,789	1,308,422
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(a)	94,478	1,713,544
		14,144,381
Information Technology (16.9%)
Beijing Sinnet Technology Co. Ltd., A Shares(a)	170,789	360,145

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen China A Share Equity Fund

Glodon Co. Ltd., A Shares(a)	230,989	$2,247,506
Hundsun Technologies, Inc., A Shares(a)	141,450	1,308,938
LONGi Green Energy Technology Co. Ltd., A Shares(a)	202,620	2,269,135
Luxshare Precision Industry Co. Ltd., A Shares(a)	216,670	1,623,290
Maxscend Microelectronics Co. Ltd., A Shares(a)	16,100	667,625
NAURA Technology Group Co. Ltd., A Shares(a)	17,400	790,973
SG Micro Corp., A Shares(a)	17,540	766,818
Venustech Group, Inc., A Shares(a)	427,100	1,649,352
Yonyou Network Technology Co. Ltd., A Shares(a)	234,699	1,302,782
		12,986,564
Materials (5.3%)
Anhui Conch Cement Co. Ltd., A Shares(a)	102,656	634,138
Wanhua Chemical Group Co. Ltd., A Shares(a)	109,017	1,572,278
Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect)(a)	46,720	1,877,124
		4,083,540
Real Estate (1.8%)
China Vanke Co. Ltd., A Shares(a)	425,273	1,362,442
		73,228,798
Total Common Stocks		73,228,798

EXCHANGE-TRADED FUNDS (2.0%)
UNITED STATES (2.0%)
KraneShares Bosera MSCI China A 50 Connect Index ETF	37,077	1,497,169
Total Exchange-Traded Funds		1,497,169

SHORT-TERM INVESTMENT—3.0%
UNITED STATES (3.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(f)	2,315,225	2,315,225
Total Short-Term Investment		2,315,225
Total Investments (Cost $83,976,856) —100.2%		77,041,192
Liabilities in Excess of Other Assets—(0.2)%		(120,170)
Net Assets—100.0%		$76,921,022

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Illiquid security.
(c)	Non-income producing security.
(d)	Delisted. Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 2(a) of the accompanying Notes to Financial Statements.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.9%)
AUSTRALIA (0.5%)
Materials (0.5%)
Rio Tinto PLC, ADR	8,600	$614,040

BRAZIL (2.6%)
Industrials (1.7%)
CCR SA	873,100	2,137,493

Materials (0.9%)
Vale SA, ADR	78,700	1,194,666
		3,332,159
CANADA (2.5%)
Energy (1.4%)
Enbridge, Inc.	43,500	1,838,745

Materials (1.1%)
Barrick Gold Corp.	70,800	1,355,820
		3,194,565
CHINA (3.4%)
Communication Services (1.2%)
Tencent Holdings Ltd.	24,300	1,522,693

Consumer Discretionary (0.0%)
JD.com, Inc., Class A(a)	1,157	43,852

Financials (1.2%)
Ping An Insurance Group Co. of China Ltd., H Shares	184,000	1,460,191

Real Estate (1.0%)
China Vanke Co. Ltd., H Shares	472,000	1,220,237
		4,246,973
DENMARK (1.3%)
Financials (1.3%)
Tryg A/S	70,533	1,671,336

FINLAND (2.2%)
Financials (1.2%)
Nordea Bank Abp	121,400	1,441,951

Information Technology (1.0%)
Nokia OYJ(a)	214,500	1,279,197
		2,721,148
FRANCE (5.9%)
Consumer Discretionary (1.0%)
LVMH Moet Hennessy Louis Vuitton SE	1,600	1,314,204

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Dynamic Dividend Fund

Consumer Staples (1.1%)
Danone SA	21,700	$1,353,018

Energy (1.5%)
TOTAL SE, ADR	34,200	1,942,560

Health Care (1.3%)
Sanofi	15,100	1,578,886

Industrials (1.0%)
Alstom SA	38,322	1,242,389
		7,431,057
GERMANY (4.5%)
Financials (1.1%)
Deutsche Boerse AG	8,000	1,422,019

Information Technology (1.1%)
Infineon Technologies AG	33,900	1,407,791

Materials (1.0%)
Linde PLC(a)	3,900	1,240,278

Utilities (1.3%)
RWE AG	37,900	1,598,708
		5,668,796
HONG KONG (0.8%)
Financials (0.8%)
Hong Kong Exchanges & Clearing Ltd.	18,700	1,067,315

ITALY (1.0%)
Utilities (1.0%)
Enel SpA	171,300	1,318,427

JAPAN (2.3%)
Financials (1.3%)
Mitsubishi UFJ Financial Group, Inc.	263,900	1,599,572

Real Estate (1.0%)
GLP J-REIT	800	1,287,689
		2,887,261
NETHERLANDS (2.3%)
Consumer Staples (1.3%)
Heineken NV	14,600	1,565,801

Information Technology (1.0%)
ASML Holding NV	1,900	1,286,859
		2,852,660
NORWAY (1.2%)
Communication Services (1.2%)
Telenor ASA	92,700	1,532,010

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Dynamic Dividend Fund

SINGAPORE (1.2%)
Financials (1.2%)
Oversea-Chinese Banking Corp. Ltd.	168,155	$1,565,231

SOUTH KOREA (1.1%)
Materials (1.1%)
LG Chem Ltd.	2,540	1,361,593

SPAIN (1.2%)
Industrials (1.2%)
Ferrovial SA	54,242	1,507,307

SWITZERLAND (3.4%)
Consumer Staples (1.1%)
Nestle SA	10,300	1,330,124

Financials (1.1%)
Zurich Insurance Group AG	2,900	1,387,094

Health Care (1.2%)
Roche Holding AG	4,000	1,547,997
		4,265,215
TAIWAN (1.3%)
Information Technology (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,700	1,680,031

UNITED KINGDOM (5.9%)
Communication Services (1.4%)
Vodafone Group PLC, ADR	103,300	1,808,783

Consumer Staples (0.5%)
Unilever PLC	12,200	623,143

Energy (1.0%)
Capricorn Energy PLC(a)	466,000	1,299,230

Health Care (2.1%)
AstraZeneca PLC, ADR	28,000	1,629,880
Dechra Pharmaceuticals PLC	17,500	982,958
		2,612,838
Industrials (0.9%)
Melrose Industries PLC	532,327	1,084,356
		7,428,350
UNITED STATES (52.3%)
Communication Services (1.9%)
Alphabet, Inc., Class C(a)	880	2,388,294

Consumer Discretionary (8.3%)
Aptiv PLC(a)	10,100	1,379,458
Genuine Parts Co.	11,400	1,518,822
Hanesbrands, Inc.	60,600	975,660
Las Vegas Sands Corp.(a)	32,600	1,427,880
Lowe's Cos., Inc.	8,100	1,922,535
Target Corp.	7,400	1,631,182

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Dynamic Dividend Fund

TJX Cos., Inc. (The)	22,400	$1,612,128
		10,467,665
Consumer Staples (3.7%)
Coca-Cola Co. (The)	29,200	1,781,492
Kraft Heinz Co. (The)	32,300	1,156,340
Mondelez International, Inc., Class A	25,600	1,715,968
		4,653,800
Energy (1.4%)
Williams Cos., Inc. (The)	57,900	1,733,526

Financials (6.7%)
Bank of America Corp.	37,500	1,730,250
Blackstone, Inc., Class A	9,500	1,253,715
Goldman Sachs Group, Inc. (The)	3,800	1,347,784
Huntington Bancshares, Inc.	90,900	1,368,954
Intercontinental Exchange, Inc.	11,600	1,469,256
JPMorgan Chase & Co.	8,500	1,263,100
		8,433,059
Health Care (8.1%)
AbbVie, Inc.	15,303	2,094,828
Baxter International, Inc.	17,400	1,486,656
Bristol-Myers Squibb Co.	28,300	1,836,387
CVS Health Corp.	6,200	660,362
Eli Lilly & Co.	6,000	1,472,340
Medtronic PLC	13,600	1,407,464
UnitedHealth Group, Inc.	2,800	1,323,196
		10,281,233
Industrials (4.5%)
FedEx Corp.	6,300	1,548,918
Norfolk Southern Corp.	4,400	1,196,756
Schneider Electric SE	9,400	1,592,316
Stanley Black & Decker, Inc.	7,500	1,309,875
		5,647,865
Information Technology (12.6%)
Analog Devices, Inc.	7,600	1,246,172
Apple, Inc.	25,500	4,456,890
Avast PLC(b)	174,100	1,435,789
Broadcom, Inc.	4,000	2,343,520
Cisco Systems, Inc.	26,800	1,491,956
Fidelity National Information Services, Inc.	15,600	1,870,752
Microsoft Corp.	9,700	3,016,506
		15,861,585
Materials (0.5%)
Air Products and Chemicals, Inc.	2,100	592,452

Real Estate (1.8%)
American Tower Corp., REIT	4,600	1,156,900
Gaming and Leisure Properties, Inc., REIT	26,000	1,174,680
		2,331,580

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Dynamic Dividend Fund

Utilities (2.8%)
CMS Energy Corp.	11,300	$727,494
FirstEnergy Corp.	30,100	1,262,996
NextEra Energy, Inc.	20,400	1,593,648
		3,584,138
		65,975,197
Total Common Stocks		122,320,671

PREFERRED STOCKS (1.5%)
SOUTH KOREA (1.5%)
Information Technology (1.5%)
Samsung Electronics Co. Ltd.	32,000	1,799,912
Total Preferred Stocks		1,799,912

UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	2,177,011	2,177,011
Total Short-Term Investment		2,177,011
Total Investments (Cost $94,594,352) —100.1%		126,297,594
Liabilities in Excess of Other Assets—(0.1)%		(71,604)
Net Assets—100.0%		$126,225,990

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Euro
04/12/2022	Royal Bank of Canada	USD	2,948,060	EUR	2,600,000	$2,925,800	$22,260

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.4%)
ARGENTINA (0.7%)
Information Technology (0.7%)
Globant SA(a)	119,615	$30,523,356

AUSTRIA (1.5%)
Materials (1.5%)
Mondi PLC	2,448,055	61,241,027

BRAZIL (2.7%)
Consumer Discretionary (0.5%)
MercadoLibre, Inc.(a)	19,328	21,880,456

Financials (1.1%)
B3 SA - Brasil Bolsa Balcao	15,880,667	43,723,348

Industrials (1.1%)
Rumo SA(a)	8,594,895	25,282,435
WEG SA	3,562,404	21,575,284
		46,857,719
		112,461,523
CHINA (30.9%)
Communication Services (4.9%)
Tencent Holdings Ltd.	3,205,000	200,832,590

Consumer Discretionary (11.8%)
Alibaba Group Holding Ltd.(a)	9,665,500	151,492,810
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	1,669,403	54,759,922
JD.com, Inc., Class A(a)(b)	152,619	5,784,472
Li Ning Co. Ltd.	4,212,500	41,105,571
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	4,147,816	48,225,867
Prosus NV(a)	1,051,687	87,496,006
Shenzhou International Group Holdings Ltd.	3,153,100	58,505,589
Zhongsheng Group Holdings Ltd.	5,507,500	42,309,256
		489,679,493
Consumer Staples (1.6%)
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(b)	2,477,609	37,954,957
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	95,415	28,524,586
		66,479,543
Financials (2.2%)
China Merchants Bank Co. Ltd., H Shares	11,060,500	92,444,995

Health Care (1.8%)
Hangzhou Tigermed Consulting Co. Ltd., A Shares(b)	1,234,495	20,324,985
Hangzhou Tigermed Consulting Co. Ltd., H Shares(c)	200,700	2,102,501
Wuxi Biologics Cayman, Inc.(a)(c)	5,350,500	53,626,800
		76,054,286

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Fund

Industrials (3.1%)
China Conch Venture Holdings Ltd.	2,159,600	$10,266,045
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	11,655,376	65,204,800
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	2,994,084	54,357,336
		129,828,181
Information Technology (2.8%)
GDS Holdings Ltd., Class A(a)(b)	3,811,800	19,905,989
LONGi Green Energy Technology Co. Ltd., A Shares(b)	5,809,798	65,128,155
Yonyou Network Technology Co. Ltd., A Shares(b)	5,326,510	29,595,992
		114,630,136
Materials (0.7%)
Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect)(b)	671,675	27,013,385

Real Estate (1.1%)
China Resources Land Ltd.	8,930,000	43,164,205

Utilities (0.9%)
China Resources Gas Group Ltd.	7,616,000	38,094,408
		1,278,221,222
HONG KONG (4.3%)
Consumer Staples (1.3%)
Budweiser Brewing Co. APAC Ltd.(c)	19,648,700	51,902,715

Financials (3.0%)
AIA Group Ltd.	5,656,400	59,051,742
Hong Kong Exchanges & Clearing Ltd.	1,147,565	65,498,068
		124,549,810
		176,452,525
INDIA (13.3%)
Consumer Discretionary (1.3%)
Maruti Suzuki India Ltd.	445,739	51,566,418

Consumer Staples (1.3%)
Hindustan Unilever Ltd.	1,810,472	55,437,178

Financials (6.5%)
Housing Development Finance Corp. Ltd.	3,561,169	121,365,114
Kotak Mahindra Bank Ltd.	2,984,905	74,826,541
SBI Life Insurance Co. Ltd.(c)	4,423,246	73,745,006
		269,936,661
Information Technology (1.7%)
Tata Consultancy Services Ltd.	1,352,076	68,243,438

Materials (1.4%)
UltraTech Cement Ltd.	611,607	59,454,381

Utilities (1.1%)
Power Grid Corp. of India Ltd.	15,599,597	45,243,754
		549,881,830

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Fund

INDONESIA (2.7%)
Financials (2.7%)
Bank Central Asia Tbk PT	132,965,800	$70,724,115
Bank Rakyat Indonesia Persero Tbk PT	147,219,844	41,903,979
		112,628,094
MACAO (0.7%)
Consumer Discretionary (0.7%)
Sands China Ltd.(a)	10,850,400	30,255,817

MEXICO (5.3%)
Consumer Staples (1.5%)
Fomento Economico Mexicano SAB de CV, ADR	802,839	60,389,549

Financials (1.7%)
Grupo Financiero Banorte SAB de CV, Class O	11,201,345	70,852,797

Industrials (0.6%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,343,619	27,209,783

Materials (1.5%)
Grupo Mexico SAB de CV, Class B	14,041,082	60,383,187
		218,835,316
NETHERLANDS (2.3%)
Information Technology (2.3%)
ASM International NV	91,360	31,389,502
ASML Holding NV	93,907	63,602,693
		94,992,195
PHILIPPINES (0.5%)
Financials (0.5%)
Bank of the Philippine Islands	10,876,794	20,927,761

POLAND (0.8%)
Consumer Discretionary (0.8%)
Allegro.eu SA(a)(c)	3,326,422	30,830,490

REPUBLIC OF KOREA (0.0%)
Industrials (0.0%)
LG Energy Solution(a)	3,775	1,409,166

RUSSIA (6.0%)
Communication Services (0.6%)
Yandex N.V., Class A(a)	489,615	23,530,897

Energy (3.8%)
LUKOIL PJSC, ADR	986,507	87,670,877
Novatek PJSC	3,278,243	70,165,054
		157,835,931
Financials (1.6%)
Sberbank of Russia PJSC	11,158,070	38,569,478

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Fund

TCS Group Holding PLC, GDR	404,474	$29,187,156
		67,756,634
		249,123,462
SOUTH AFRICA (1.5%)
Materials (1.5%)
Anglo American Platinum Ltd.	526,293	63,767,854

SOUTH KOREA (2.9%)
Information Technology (0.9%)
Samsung SDI Co. Ltd.	77,170	38,298,216

Materials (2.0%)
LG Chem Ltd.	151,279	81,094,667
		119,392,883
TAIWAN (13.3%)
Communication Services (0.8%)
Sea Ltd., ADR(a)	220,148	33,090,446

Information Technology (12.5%)
Delta Electronics, Inc.	5,189,000	51,191,783
Hon Hai Precision Industry Co. Ltd.	15,021,000	56,162,418
Taiwan Semiconductor Manufacturing Co. Ltd.	17,785,017	411,224,923
		518,579,124
		551,669,570
Total Common Stocks		3,702,614,091

PREFERRED STOCKS (9.6%)
BRAZIL (1.7%)
Financials (1.7%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	15,917,992	68,288,186

SOUTH KOREA(7.9%)
Information Technology (7.9%)
Samsung Electronics Co. Ltd.	5,838,019	328,372,567
Total Preferred Stocks		396,660,753

SHORT-TERM INVESTMENT—1.2%
UNITED STATES (1.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	51,324,579	51,324,579
Total Short-Term Investment		51,324,579
Total Investments (Cost $3,517,602,878) —100.2%		4,150,599,423
Liabilities in Excess of Other Assets—(0.2)%		(10,210,298)
Net Assets—100.0%		$4,140,389,125

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Fund

(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.3%)
AUSTRIA (1.7%)
Materials (1.7%)
Mondi PLC	121,278	$3,033,914

BRAZIL (3.9%)
Consumer Discretionary (0.7%)
MercadoLibre, Inc.(a)	1,169	1,323,378

Industrials (2.1%)
Rumo SA(a)	557,905	1,641,113
WEG SA	338,310	2,048,935
		3,690,048
Real Estate (1.1%)
Multiplan Empreendimentos Imobiliarios SA	462,687	1,873,368
		6,886,794
CHILE (1.3%)
Financials (1.3%)
Banco Santander Chile, ADR	114,603	2,301,228

CHINA (31.1%)
Communication Services (4.5%)
Tencent Holdings Ltd.	126,500	7,926,778

Consumer Discretionary (9.3%)
Alibaba Group Holding Ltd.(a)	476,100	7,462,183
JD.com, Inc., Class A(a)	6,700	253,939
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	244,729	2,845,417
Prosus NV(a)	34,922	2,905,366
Zhongsheng Group Holdings Ltd.	354,000	2,719,469
		16,186,374
Financials (2.3%)
China Merchants Bank Co. Ltd., H Shares	477,000	3,986,824

Health Care (2.6%)
Hangzhou Tigermed Consulting Co. Ltd., H Shares(c)	162,700	1,704,419
Wuxi Biologics Cayman, Inc.(a)(c)	273,000	2,736,215
		4,440,634
Industrials (6.9%)
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(b)	494,580	1,651,929
China Conch Venture Holdings Ltd.	605,500	2,878,352
Contemporary Amperex Technology Co. Ltd., A Shares(b)	17,200	1,661,300
Estun Automation Co. Ltd., A Shares(b)	511,900	1,869,412
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	132,642	2,408,104
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	847,200	1,476,988
		11,946,085

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

Information Technology (4.6%)
GDS Holdings Ltd., ADR(a)	12,700	$557,276
GDS Holdings Ltd., Class A(a)	213,800	1,116,507
Glodon Co. Ltd., A Shares(b)	174,040	1,695,072
Hundsun Technologies, Inc., A Shares(b)	195,897	1,814,569
LONGi Green Energy Technology Co. Ltd., A Shares(b)	258,305	2,895,613
		8,079,037
Real Estate (0.9%)
China Vanke Co. Ltd., H Shares	632,400	1,634,911
		54,200,643
EGYPT (1.1%)
Financials (1.1%)
Commercial International Bank Egypt SAE(a)	571,323	1,872,656

HONG KONG (4.1%)
Consumer Staples (1.0%)
Vitasoy International Holdings Ltd.	872,000	1,702,687

Financials (3.1%)
AIA Group Ltd.	286,700	2,993,094
Hong Kong Exchanges & Clearing Ltd.	43,800	2,499,915
		5,493,009
		7,195,696
INDIA (13.3%)
Consumer Discretionary (1.0%)
Crompton Greaves Consumer Electricals Ltd.	315,858	1,806,526

Consumer Staples (1.4%)
Hindustan Unilever Ltd.	78,851	2,414,441

Energy (0.7%)
Aegis Logistics Ltd.	427,000	1,162,990

Financials (4.2%)
Housing Development Finance Corp. Ltd.	148,729	5,068,704
Kotak Mahindra Bank Ltd.	90,210	2,261,413
		7,330,117
Health Care (0.9%)
Syngene International Ltd.(a)(c)	208,519	1,599,120

Information Technology (1.8%)
Tata Consultancy Services Ltd.	61,779	3,118,176

Materials (1.0%)
Asian Paints Ltd.	40,868	1,736,081

Utilities (2.3%)
Power Grid Corp. of India Ltd.	1,111,929	3,224,945
ReNew Energy Global PLC, Class A(a)	136,209	866,289
		4,091,234
		23,258,685

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

INDONESIA (2.3%)
Consumer Discretionary (0.7%)
Ace Hardware Indonesia Tbk PT	14,031,300	$1,208,294

Financials (1.6%)
Bank Central Asia Tbk PT	5,250,000	2,792,459
		4,000,753
KAZAKHSTAN (1.1%)
Financials (1.1%)
Kaspi.KZ JSC., GDR(c)(d)	23,087	1,975,043

MEXICO (3.8%)
Consumer Staples (1.2%)
Arca Continental SAB de CV	371,078	2,189,986

Financials (2.6%)
Grupo Financiero Banorte SAB de CV, Class O	711,470	4,500,320
		6,690,306
NETHERLANDS (2.5%)
Information Technology (2.5%)
ASM International NV	5,783	1,986,925
ASML Holding NV	3,477	2,354,953
		4,341,878
PHILIPPINES (1.2%)
Real Estate (1.2%)
Ayala Land, Inc.	2,848,200	2,011,104

POLAND (1.1%)
Consumer Discretionary (0.7%)
Allegro.eu SA(a)(c)	127,724	1,183,793

Industrials (0.4%)
InPost SA(a)	81,689	663,173
		1,846,966
REPUBLIC OF KOREA (0.0%)
Industrials (0.0%)
LG Energy Solution(a)	158	58,980

RUSSIA (4.1%)
Consumer Staples (1.0%)
X5 Retail Group NV, GDR	72,700	1,632,678

Financials (3.1%)
Sberbank of Russia PJSC, ADR	389,211	5,459,842
		7,092,520
SOUTH KOREA (3.5%)
Information Technology (1.4%)
Samsung SDI Co. Ltd.	4,873	2,418,391

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

Materials (2.1%)
LG Chem Ltd.	6,901	$3,699,352
		6,117,743
TAIWAN (13.2%)
Communication Services (0.9%)
Sea Ltd., ADR(a)	10,777	1,619,891

Information Technology (12.3%)
Chroma ATE, Inc.	280,000	2,182,576
Hon Hai Precision Industry Co. Ltd.	723,000	2,703,244
Taiwan Semiconductor Manufacturing Co. Ltd.	711,000	16,439,732
		21,325,552
		22,945,443
Total Common Stocks		155,830,352

PREFERRED STOCKS (9.9%)
BRAZIL (1.6%)
Financials (1.6%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	630,297	2,703,974

SOUTH KOREA (8.3%)
Information Technology (8.3%)
Samsung Electronics Co. Ltd.	257,980	14,510,668
Total Preferred Stocks		17,214,642

SHORT-TERM INVESTMENT—0.4%
UNITED STATES (0.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e)	617,276	617,276
Total Short-Term Investment		617,276
Total Investments (Cost $181,895,959) —99.6%		173,662,270
Other Assets in Excess of Liabilities—0.4%		716,571
Net Assets—100.0%		$174,378,841

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.6%)
AUSTRALIA (1.9%)
Health Care (0.9%)
CSL Ltd.	1,390	$257,487

Real Estate (1.0%)
Goodman Group, REIT	16,500	272,444
		529,931
BRAZIL (1.1%)
Consumer Staples (1.1%)
Raia Drogasil SA	74,500	324,932

CHINA (3.2%)
Communication Services (3.1%)
Tencent Holdings Ltd.	14,200	889,804

Consumer Discretionary (0.1%)
JD.com, Inc., Class A(a)	676	25,622
		915,426
DENMARK (3.6%)
Health Care (3.6%)
Genmab AS(a)	1,262	429,748
Novo Nordisk AS, Class B	5,980	594,820
		1,024,568
FRANCE (3.2%)
Consumer Discretionary (3.2%)
LVMH Moet Hennessy Louis Vuitton SE	1,100	903,515

HONG KONG (3.4%)
Financials (3.4%)
AIA Group Ltd.	93,900	980,298

INDIA (2.1%)
Financials (2.1%)
Housing Development Finance Corp. Ltd.	17,700	603,218

IRELAND (1.0%)
Health Care (1.0%)
ICON PLC(a)	1,100	292,292

JAPAN (4.4%)
Information Technology (2.9%)
Keyence Corp.	1,600	820,676

Materials (1.5%)
Shin-Etsu Chemical Co. Ltd.	2,600	435,004
		1,255,680

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Equity Fund

NETHERLANDS (6.3%)
Consumer Staples (2.4%)
Heineken NV	6,350	$681,016

Information Technology (3.9%)
Adyen NV(a)(b)	203	413,084
ASML Holding NV	1,050	711,159
		1,124,243
		1,805,259
SINGAPORE (2.1%)
Financials (2.1%)
Oversea-Chinese Banking Corp. Ltd.	65,117	606,126

SWEDEN (2.0%)
Industrials (2.0%)
Atlas Copco AB, A Shares	9,400	556,349

SWITZERLAND (6.5%)
Consumer Staples (3.1%)
Nestle SA	6,800	878,140

Financials (1.9%)
Zurich Insurance Group AG	1,150	550,055

Health Care (1.5%)
Roche Holding AG	1,130	437,309
		1,865,504
TAIWAN (2.7%)
Information Technology (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,400	784,832

UNITED KINGDOM (10.4%)
Consumer Staples (3.0%)
Diageo PLC	17,200	867,935

Health Care (5.5%)
Abcam PLC(a)	7,741	138,985
AstraZeneca PLC	7,680	893,399
Dechra Pharmaceuticals PLC	4,500	252,761
Genus PLC	5,600	289,067
		1,574,212
Materials (1.9%)
Croda International PLC	4,940	533,510
		2,975,657
UNITED STATES (43.7%)
Communication Services (3.0%)
Alphabet, Inc., Class A(a)	320	865,942

Consumer Discretionary (10.5%)
Amazon.com, Inc.(a)	300	897,441
Las Vegas Sands Corp.(a)	11,000	481,800

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Global Equity Fund

NIKE, Inc., Class B	5,700	$843,999
TJX Cos., Inc. (The)	10,800	777,276
		3,000,516
Consumer Staples (6.3%)
Costco Wholesale Corp.	910	459,668
Estee Lauder Cos., Inc. (The), Class A	2,391	745,490
Procter & Gamble Co. (The)	3,750	601,688
		1,806,846
Financials (5.3%)
CME Group, Inc.	2,800	642,600
Intercontinental Exchange, Inc.	6,900	873,954
		1,516,554
Health Care (4.4%)
AbbVie, Inc.	3,700	506,493
Boston Scientific Corp.(a)	17,400	746,460
		1,252,953
Industrials (4.3%)
Schneider Electric SE	4,920	833,425
Tetra Tech, Inc.	2,940	409,218
		1,242,643
Information Technology (8.3%)
Autodesk, Inc.(a)	1,640	409,656
Mastercard, Inc., Class A	1,629	629,413
Microsoft Corp.	4,250	1,321,665
		2,360,734
Materials (1.6%)
Linde PLC	1,400	446,152
		12,492,340
Total Common Stocks		27,915,927

SHORT-TERM INVESTMENT—1.7%
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	490,599	490,599
Total Short-Term Investment		490,599
Total Investments (Cost $20,446,426) —99.3%		28,406,526
Other Assets in Excess of Liabilities—0.7%		213,391
Net Assets—100.0%		$28,619,917

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Global Equity Impact Fund

	Shares	Value
COMMON STOCKS (104.0%)
AUSTRALIA (2.6%)
Real Estate (2.6%)
Goodman Group, REIT	95,600	$1,578,521

BELGIUM (2.5%)
Materials (2.5%)
Umicore SA	39,700	1,502,869

BRAZIL (1.3%)
Financials (1.3%)
Banco Bradesco SA	228,900	810,403

CHINA (2.3%)
Health Care (2.3%)
Wuxi Biologics Cayman, Inc.(a)(b)	143,500	1,438,267

DENMARK (6.8%)
Health Care (3.0%)
Novo Nordisk AS, Class B	18,400	1,830,216

Industrials (2.1%)
Vestas Wind Systems AS	49,200	1,331,371

Utilities (1.7%)
Orsted AS(a)	9,800	1,044,141
		4,205,728
FRANCE (5.0%)
Financials (2.7%)
AXA SA	52,500	1,662,727

Industrials (2.3%)
Alstom SA	44,124	1,430,488
		3,093,215
GERMANY (4.7%)
Information Technology (3.0%)
Infineon Technologies AG	44,300	1,839,679

Materials (1.7%)
Covestro AG(a)	17,200	1,031,879
		2,871,558
HONG KONG (2.9%)
Financials (2.9%)
AIA Group Ltd.	172,600	1,801,911

INDIA (5.9%)
Financials (3.4%)
Housing Development Finance Corp. Ltd.	61,500	2,095,928

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Equity Impact Fund

Utilities (2.5%)
Azure Power Global Ltd.(b)	105,971	$1,537,639
		3,633,567
INDONESIA (1.8%)
Financials (1.8%)
Bank Rakyat Indonesia Persero Tbk PT	3,846,695	1,094,906

ISRAEL (2.7%)
Industrials (2.7%)
Kornit Digital Ltd.(b)	15,698	1,649,232

KENYA (3.4%)
Communication Services (3.4%)
Safaricom PLC	6,537,300	2,107,459

NETHERLANDS (5.9%)
Information Technology (2.7%)
ASML Holding NV	2,500	1,693,236

Materials (3.2%)
Koninklijke DSM NV	10,449	1,958,774
		3,652,010
REPUBLIC OF IRELAND (2.3%)
Industrials (2.3%)
Kingspan Group PLC	14,700	1,414,978

SOUTH KOREA (4.0%)
Information Technology (4.0%)
Samsung SDI Co. Ltd.	4,981	2,471,989

TAIWAN (1.7%)
Industrials (1.7%)
Voltronic Power Technology Corp.	19,610	1,010,608

UNITED KINGDOM (8.9%)
Consumer Discretionary (1.2%)
Countryside Properties PLC(a)(b)	180,632	753,333

Health Care (5.3%)
AstraZeneca PLC	18,430	2,143,924
GlaxoSmithKline PLC	48,360	1,079,201
		3,223,125
Industrials (2.4%)
RELX PLC	47,500	1,461,118
		5,437,576
UNITED STATES (39.3%)
Consumer Discretionary (1.4%)
Coursera, Inc.(b)	42,200	857,082

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Global Equity Impact Fund

Financials (2.2%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,310	$1,340,219

Health Care (7.8%)
Insulet Corp.(b)	5,061	1,255,128
Merck & Co., Inc.	14,700	1,197,756
UnitedHealth Group, Inc.	5,000	2,362,850
		4,815,734
Industrials (11.7%)
Schneider Electric SE	13,000	2,202,139
Shoals Technologies Group, Inc.(b)	39,591	667,504
Tetra Tech, Inc.	17,300	2,407,987
Trane Technologies PLC	11,100	1,921,410
		7,199,040
Information Technology (2.0%)
Autodesk, Inc.(b)	5,000	1,248,950

Real Estate (10.8%)
American Tower Corp., REIT	5,300	1,332,950
Equinix, Inc., REIT	2,690	1,949,981
Prologis, Inc., REIT	21,200	3,324,584
		6,607,515
Utilities (3.4%)
NextEra Energy, Inc.	26,850	2,097,522
		24,166,062
Total Common Stocks		63,940,859
Total Investments (Cost $49,767,464) —104.0%		63,940,859
Liabilities in Excess of Other Assets—(4.0)%		(2,475,143)
Net Assets—100.0%		$61,465,716

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.3%)
ARGENTINA (1.8%)
Industrials (0.9%)
Corp. America Airports SA(a)	95,600	$521,976

Materials (0.9%)
Loma Negra Cia Industrial Argentina SA, ADR(a)	75,800	467,686
		989,662
BRAZIL (5.6%)
Industrials (4.7%)
CCR SA	736,100	1,802,094
Rumo SA(a)	287,000	844,229
		2,646,323
Utilities (0.9%)
Omega Energia SA(a)	238,307	519,688
		3,166,011
CANADA (5.8%)
Energy (2.9%)
Enbridge, Inc.	39,200	1,657,246

Industrials (2.9%)
Canadian Pacific Railway Ltd.	22,600	1,613,640
		3,270,886
CHINA (3.6%)
Industrials (2.2%)
COSCO SHIPPING Ports Ltd.	881,775	702,425
Zhejiang Expressway Co. Ltd., Class H	626,100	536,401
		1,238,826
Information Technology (0.6%)
GDS Holdings Ltd., ADR(a)	7,900	346,652

Utilities (0.8%)
Beijing Enterprises Water Group Ltd.	1,154,000	450,106
		2,035,584
COLOMBIA (0.6%)
Communication Services (0.6%)
Millicom International Cellular SA(a)	12,300	328,334

FRANCE (10.2%)
Industrials (6.0%)
Eiffage SA	11,000	1,155,805
Getlink SE	47,800	754,038

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Infrastructure Fund

Vinci SA	13,200	$1,446,806
		3,356,649
Utilities (4.2%)
Engie SA	69,900	1,075,188
Veolia Environnement SA	35,800	1,293,267
		2,368,455
		5,725,104
GERMANY (5.6%)
Communication Services (1.3%)
Vantage Towers AG	21,845	712,436

Industrials (1.3%)
Fraport AG Frankfurt Airport Services Worldwide(a)	10,900	744,543

Utilities (3.0%)
RWE AG	40,000	1,687,291
		3,144,270
INDIA (0.4%)
Utilities (0.4%)
Azure Power Global Ltd.(a)	17,300	251,023

INDONESIA (1.8%)
Communication Services (1.8%)
Sarana Menara Nusantara Tbk PT	7,820,900	558,982
Tower Bersama Infrastructure Tbk PT	2,191,800	441,406
		1,000,388
ITALY (6.0%)
Communication Services (1.2%)
Infrastrutture Wireless Italiane SpA(b)	63,300	682,526

Industrials (1.6%)
Atlantia SpA(a)	49,900	925,908

Materials (1.2%)
Buzzi Unicem SpA	31,200	651,489

Utilities (2.0%)
Enel SpA	143,600	1,105,232
		3,365,155
JAPAN (0.6%)
Industrials (0.6%)
East Japan Railway Co.	6,100	348,328

LUXEMBOURG (1.3%)
Communication Services (1.3%)
SES SA, ADR	92,700	713,236

MALAYSIA (1.3%)
Industrials (1.3%)
Malaysia Airports Holdings Bhd(a)	550,100	749,151

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Infrastructure Fund

MEXICO (1.7%)
Industrials (1.7%)
Promotora y Operadora de Infraestructura SAB de CV	129,400	$947,980

NETHERLANDS (1.2%)
Communication Services (1.2%)
Koninklijke KPN NV	204,600	674,874

NORWAY (1.4%)
Communication Services (1.4%)
Telenor ASA	46,300	765,179

PHILIPPINES (2.4%)
Industrials (2.4%)
International Container Terminal Services, Inc.	336,700	1,324,472

REPUBLIC OF KOREA (0.1%)
Industrials (0.1%)
LG Energy Solution(a)	84	31,356

SPAIN (11.0%)
Communication Services (2.8%)
Cellnex Telecom SA(b)	35,200	1,596,165

Industrials (4.8%)
Aena SME SA(a)(b)	6,800	1,098,762
Ferrovial SA	56,791	1,578,140
		2,676,902
Utilities (3.4%)
Atlantica Sustainable Infrastructure PLC	25,400	828,802
EDP Renovaveis SA	50,900	1,069,992
		1,898,794
		6,171,861
UNITED KINGDOM (5.5%)
Communication Services (1.6%)
Vodafone Group PLC	502,900	883,024

Industrials (1.4%)
National Express Group PLC(a)	231,500	785,081

Utilities (2.5%)
National Grid PLC, ADR	11,200	819,728
SSE PLC	28,900	621,813
		1,441,541
		3,109,646
UNITED STATES (31.4%)
Communication Services (1.9%)
DISH Network Corp., Class A(a)	15,200	477,280
Verizon Communications, Inc.	11,000	585,530
		1,062,810

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Infrastructure Fund

Consumer Discretionary (0.4%)
TravelCenters of America, Inc.(a)	5,400	$246,132

Energy (5.8%)
Kinder Morgan, Inc.	91,700	1,591,912
Williams Cos., Inc. (The)	55,400	1,658,676
		3,250,588
Industrials (6.7%)
CoreCivic, Inc., REIT(a)	31,000	313,410
Dycom Industries, Inc.(a)	7,600	640,604
GEO Group, Inc. (The), REIT	13,600	91,528
Norfolk Southern Corp.	3,400	924,766
Union Pacific Corp.	4,400	1,076,020
Waste Connections, Inc.	5,700	710,790
		3,757,118
Real Estate (4.4%)
American Tower Corp., REIT	5,100	1,282,650
Crown Castle International Corp., REIT	6,400	1,168,064
		2,450,714
Utilities (12.2%)
American Electric Power Co., Inc.(c)	10,300	931,120
CenterPoint Energy, Inc.	34,400	975,584
Clearway Energy, Inc., Class C	20,600	693,808
CMS Energy Corp.	15,900	1,023,642
FirstEnergy Corp.	26,400	1,107,744
NextEra Energy, Inc.	16,600	1,296,792
Vistra Corp.	38,300	835,323
		6,864,013
		17,631,375
Total Common Stocks		55,743,875

SHORT-TERM INVESTMENT—0.8%
UNITED STATES (0.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	444,765	444,765
Total Short-Term Investment		444,765
Total Investments (Cost $47,348,120) —100.1%		56,188,640
Liabilities in Excess of Other Assets—(0.1)%		(38,073)
Net Assets—100.0%		$56,150,567

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the security has been designated as collateral for unrealized depreciation on forward foreign currency contracts.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Global Infrastructure Fund

At January 31, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation

United States Dollar/Hong Kong Dollar
04/12/2022	State Street Bank and Trust	USD	1,795,055	HKD	14,000,000	$1,795,629	$(574)

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)
Aberdeen International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.7%)
AUSTRALIA (7.3%)
Real Estate (7.3%)
Charter Hall Group	13,133	$157,305
Dexus, REIT	63,249	460,447
Goodman Group, REIT	10,970	181,134
Lendlease Corp., Ltd.	15,856	112,206
Mirvac Group, REIT	247,738	459,099
		1,370,191
BELGIUM (4.2%)
Real Estate (4.2%)
Aedifica SA, REIT	1,560	187,626
Cofinimmo SA, REIT	1,323	195,170
VGP NV	717	203,173
Warehouses De Pauw CVA, REIT	4,751	204,394
		790,363
BRAZIL (0.4%)
Consumer Discretionary (0.4%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,048	82,454

CANADA (2.6%)
Real Estate (2.6%)
Allied Properties Real Estate Investment Trust	5,864	206,346
Canadian Apartment Properties, REIT	6,464	284,311
		490,657
CHINA (5.8%)
Real Estate (5.8%)
China Overseas Land & Investment Ltd.	124,500	367,459
China Resources Land Ltd.	89,971	434,885
ESR Cayman Ltd.(a)(b)(c)	84,349	286,002
		1,088,346
FRANCE (1.4%)
Real Estate (1.4%)
Unibail-Rodamco-Westfield(b)	3,385	257,928

GERMANY (10.7%)
Real Estate (10.7%)
Instone Real Estate Group SE(a)	19,912	354,325
LEG Immobilien SE	2,087	276,859
TAG Immobilien AG	11,839	312,648
Vonovia SE	18,420	1,049,126
		1,992,958

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)
Aberdeen International Real Estate Equity Fund

HONG KONG (9.2%)
Real Estate (9.2%)
CK Asset Holdings Ltd.	89,000	$594,111
Hongkong Land Holdings Ltd.	67,400	365,032
Link REIT	32,361	277,836
Sun Hung Kai Properties Ltd.	40,311	491,815
		1,728,794
JAPAN (21.5%)
Real Estate (21.5%)
Canadian Solar Infrastructure Fund, Inc., UNIT	137	143,810
CRE Logistics REIT, Inc.	269	467,408
Global One Real Estate Investment Corp., REIT	266	262,060
Hulic Co. Ltd.	24,800	239,708
Kenedix Retail REIT Corp.	90	210,663
LaSalle Logiport REIT	185	295,941
Mitsui Fudosan Co. Ltd., REIT	46,550	997,908
Mori Hills REIT Investment Corp., REIT	161	197,263
Nippon Building Fund, Inc., REIT	108	625,443
Sankei Real Estate, Inc., REIT	292	292,174
Tokyu Fudosan Holdings Corp.	51,400	281,578
		4,013,956
MEXICO (2.1%)
Real Estate (2.1%)
Corp Inmobiliaria Vesta SAB de CV, REIT	111,276	211,245
Prologis Property Mexico SA de CV, REIT	74,524	186,057
		397,302
NETHERLANDS (1.4%)
Real Estate (1.4%)
CTP NV(a)	12,455	253,365

PHILIPPINES (1.4%)
Real Estate (1.4%)
Ayala Land, Inc.	279,392	197,278
Megaworld Corp.	1,019,705	62,141
		259,419
SINGAPORE (9.1%)
Real Estate (9.1%)
Ascendas India Trust, UNIT	226,500	218,592
CapitaLand Integrated Commercial Trust, REIT	237,800	342,835
Capitaland Investment Ltd.(b)	173,600	445,435
Daiwa House Logistics Trust(b), REIT	457,400	272,554
Mapletree Logistics Trust	329,800	415,061
		1,694,477
SOUTH KOREA (1.1%)
Real Estate (1.1%)
ESR Kendall Square REIT Co. Ltd.	40,526	196,069

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)
Aberdeen International Real Estate Equity Fund

SPAIN (2.9%)
Real Estate (2.9%)
Inmobiliaria Colonial Socimi SA, REIT	38,748	$342,162
Merlin Properties Socimi SA	18,241	206,205
		548,367
SWEDEN (2.8%)
Real Estate (2.8%)
Castellum AB	4,074	95,958
Catena AB	2,557	145,145
Fabege AB	18,878	281,657
		522,760
UNITED KINGDOM (8.6%)
Consumer Discretionary (0.2%)
Bellway PLC	942	36,247

Real Estate (8.4%)
Land Securities Group PLC	24,390	261,959
LondonMetric Property PLC, REIT	66,704	240,340
Safestore Holdings PLC, REIT	12,731	218,278
Segro PLC	48,743	859,330
South Asian Real Estate Pvt. Ltd.(a)(b)(c)(d)	2,000,000	—
		1,579,907
		1,616,154
UNITED STATES (5.2%)
Real Estate (5.2%)
American Tower Corp., REIT	389	97,833
Equinix, Inc., REIT	131	94,962
Mid-America Apartment Communities, Inc., REIT	704	145,503
Prologis, Inc., REIT	3,063	480,340
Public Storage	404	144,846
		963,484
Total Common Stocks		18,267,044

SHORT-TERM INVESTMENT—2.4%
UNITED STATES (2.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e)	456,181	456,181
Total Short-Term Investment		456,181
Total Investments (Cost $30,116,808) —100.1%		18,723,225
Liabilities in Excess of Other Assets—(0.1)%		(27,013)
Net Assets—100.0%		$18,696,212

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)
Aberdeen International Real Estate Equity Fund

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)
Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.5%)
AUSTRALIA (3.4%)
Consumer Discretionary (1.5%)
ARB Corp. Ltd.	143,610	$4,731,800

Financials (1.9%)
Steadfast Group Ltd.	1,772,900	5,834,159
		10,565,959
BRAZIL (1.8%)
Consumer Discretionary (1.8%)
Afya Ltd., Class A(a)	389,230	5,636,050

CANADA (4.0%)
Consumer Staples (1.9%)
Jamieson Wellness, Inc.(b)	212,700	5,933,479

Industrials (2.1%)
Ritchie Bros Auctioneers, Inc.	107,800	6,570,699
		12,504,178
CHINA (1.2%)
Consumer Discretionary (1.2%)
Baozun, Inc., Class A(a)	863,200	3,574,477

DENMARK (0.9%)
Information Technology (0.9%)
SimCorp A/S	29,928	2,790,491

FRANCE (3.3%)
Consumer Staples (3.3%)
Interparfums SA	133,689	10,158,033

GERMANY (5.7%)
Communication Services (3.0%)
CTS Eventim AG & Co. KGaA(a)	131,500	9,347,979

Financials (2.7%)
Hypoport SE(a)	19,000	8,396,277
		17,744,256
HONG KONG (3.6%)
Industrials (3.6%)
Pacific Basin Shipping Ltd.	26,231,800	11,197,193

INDIA (7.3%)
Communication Services (2.8%)
Affle India Ltd.(a)	494,380	8,775,065

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)
Aberdeen International Small Cap Fund

Health Care (4.5%)
Sanofi India Ltd.	65,400	$6,649,704
Syngene International Ltd.(a)(b)	955,800	7,329,973
		13,979,677
		22,754,742
INDONESIA (1.4%)
Consumer Discretionary (1.4%)
Ace Hardware Indonesia Tbk PT	49,032,400	4,222,384

ISRAEL (13.7%)
Consumer Discretionary (2.9%)
Maytronics Ltd.	421,603	9,035,025

Industrials (4.2%)
Kornit Digital Ltd.(a)	124,600	13,090,476

Information Technology (6.6%)
CyberArk Software Ltd.(a)	69,200	9,490,780
Nova Ltd.(a)	92,900	10,990,070
		20,480,850
		42,606,351
ITALY (1.8%)
Consumer Discretionary (1.8%)
Brunello Cucinelli SpA(a)	97,175	5,643,258

JAPAN (4.4%)
Industrials (4.4%)
Nabtesco Corp.	248,600	7,770,979
TechnoPro Holdings, Inc.	227,700	5,825,053
		13,596,032
MEXICO (3.0%)
Industrials (3.0%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	455,100	9,216,282

POLAND (2.6%)
Consumer Staples (2.6%)
Dino Polska SA(a)(b)	105,200	8,094,787

ROMANIA (3.2%)
Information Technology (3.2%)
Endava PLC, ADR(a)	82,021	9,975,394

SOUTH KOREA (5.0%)
Materials (5.0%)
Chunbo Co. Ltd.	35,400	7,752,359
Hansol Chemical Co. Ltd.(a)	44,000	7,909,704
		15,662,063

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)
Aberdeen International Small Cap Fund

SWEDEN (4.2%)
Communication Services (2.2%)
Hemnet Group AB(a)	380,300	$6,859,139

Financials (2.0%)
Nordnet AB publ	396,900	6,185,706
		13,044,845
SWITZERLAND (2.9%)
Health Care (2.9%)
SKAN Group AG	57,500	4,504,937
Tecan Group AG	9,417	4,578,661
		9,083,598
TAIWAN (4.2%)
Industrials (1.9%)
Voltronic Power Technology Corp.	114,500	5,900,793

Information Technology (2.3%)
Chroma ATE, Inc.	930,000	7,249,270
		13,150,063
UNITED KINGDOM (10.8%)
Communication Services (1.5%)
Future PLC	112,300	4,789,745

Consumer Discretionary (2.4%)
Games Workshop Group PLC	70,350	7,542,766

Health Care (6.9%)
Abcam PLC(a)	52,469	942,049
Dechra Pharmaceuticals PLC	195,326	10,971,272
Genus PLC	184,857	9,542,161
		21,455,482
		33,787,993
UNITED STATES (4.1%)
Health Care (4.1%)
Inmode Ltd.(a)	138,500	6,679,855
PolyPeptide Group AG(a)(b)	62,300	6,211,288
		12,891,143
Total Common Stocks		287,899,572

PREFERRED STOCKS (3.5%)
GERMANY (3.5%)
Industrials (3.5%)
Jungheinrich AG	256,100	10,951,179
Total Preferred Stocks		10,951,179

SHORT-TERM INVESTMENT—4.5%
UNITED STATES (4.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	14,116,534	14,116,534

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)
Aberdeen International Small Cap Fund

Total Short-Term Investment	14,116,534
Total Investments (Cost $290,605,084) —100.5%	312,967,285
Liabilities in Excess of Other Assets—(0.5)%	(1,472,779)
Net Assets—100.0%	$311,494,506

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen International Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS (106.7%)
AUSTRALIA (9.0%)
Health Care (6.4%)
Cochlear Ltd.	27,099	$3,716,165
CSL Ltd.	21,200	3,927,143
		7,643,308
Real Estate (2.6%)
Goodman Group, REIT	194,000	3,203,275
		10,846,583
BRAZIL (4.5%)
Consumer Discretionary (1.6%)
MercadoLibre, Inc.(a)	1,720	1,947,143

Consumer Staples (2.9%)
Raia Drogasil SA	780,700	3,405,023
		5,352,166
CANADA (5.4%)
Financials (1.6%)
CI Financial Corp.	104,200	1,933,743

Industrials (2.2%)
Ritchie Bros Auctioneers, Inc.	43,310	2,639,861

Information Technology (1.6%)
Shopify, Inc., Class A(a)	1,919	1,850,377
		6,423,981
CHINA (2.4%)
Health Care (2.4%)
Wuxi Biologics Cayman, Inc.(a)(b)	284,000	2,846,465

DENMARK (10.3%)
Financials (2.3%)
Tryg A/S	118,800	2,815,062

Health Care (3.4%)
Genmab AS(a)	11,800	4,018,248

Information Technology (2.2%)
SimCorp A/S	28,600	2,666,668

Utilities (2.4%)
Orsted AS(b)	26,700	2,844,751
		12,344,729
FRANCE (3.3%)
Consumer Staples (3.3%)
L'Oreal SA	9,190	3,925,477

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)
Aberdeen International Sustainable Leaders Fund

HONG KONG (4.1%)
Financials (4.1%)
AIA Group Ltd.	471,000	$4,917,151

INDIA (6.5%)
Financials (3.2%)
Housing Development Finance Corp. Ltd.	112,600	3,837,423

Materials (3.3%)
Asian Paints Ltd.	92,800	3,942,163
		7,779,586
ISRAEL (4.9%)
Consumer Staples (3.1%)
Strauss Group Ltd.	111,100	3,685,730

Industrials (1.8%)
Kornit Digital Ltd.(a)	20,400	2,143,224
		5,828,954
JAPAN (10.9%)
Consumer Discretionary (2.3%)
Sony Group Corp.	24,300	2,718,404

Health Care (2.6%)
Chugai Pharmaceutical Co. Ltd.	98,400	3,196,009

Industrials (3.4%)
Nabtesco Corp.	80,200	2,506,969
Nihon M&A Center Holdings, Inc.	102,400	1,612,104
		4,119,073
Information Technology (2.6%)
Keyence Corp.	6,000	3,077,534
		13,111,020
LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka(a)(c)(d)(e)	1,424,182	2

NETHERLANDS (7.6%)
Information Technology (4.6%)
Adyen NV(a)(b)	1,110	2,258,736
ASML Holding NV	4,740	3,210,376
		5,469,112
Materials (3.0%)
Koninklijke DSM NV	19,565	3,667,663
		9,136,775
NEW ZEALAND (6.3%)
Health Care (2.5%)
Fisher & Paykel Healthcare Corp. Ltd.	157,700	2,953,144

Industrials (2.3%)
Auckland International Airport Ltd.(a)	579,400	2,750,351

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)
Aberdeen International Sustainable Leaders Fund

Information Technology (1.5%)
Xero Ltd.(a)	22,500	$1,822,623
		7,526,118
SINGAPORE (2.2%)
Financials (2.2%)
DBS Group Holdings Ltd.	101,400	2,663,460

SWEDEN (5.6%)
Consumer Discretionary (2.7%)
Thule Group AB(b)	66,100	3,190,412

Industrials (2.9%)
Atlas Copco AB, A Shares	59,100	3,497,895
		6,688,307
SWITZERLAND (3.4%)
Consumer Staples (3.4%)
Nestle SA	31,529	4,071,601

TAIWAN (6.1%)
Industrials (1.7%)
Voltronic Power Technology Corp.	39,000	2,009,877

Information Technology (4.4%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,500	5,334,405
		7,344,282
UNITED KINGDOM (11.5%)
Health Care (2.6%)
Dechra Pharmaceuticals PLC	55,420	3,112,888

Industrials (3.1%)
Spirax-Sarco Engineering PLC	20,800	3,749,319

Information Technology (2.4%)
AVEVA Group PLC	72,200	2,865,027

Materials (3.4%)
Croda International PLC	37,400	4,039,123
		13,766,357
UNITED STATES (2.7%)
Industrials (2.7%)
Schneider Electric SE	19,100	3,235,450
Total Common Stocks		127,808,464

SHORT-TERM INVESTMENT—1.5%
UNITED STATES (1.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(f)	1,714,966	1,714,966
Total Short-Term Investment		1,714,966

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)
Aberdeen International Sustainable Leaders Fund

Total Investments (Cost $136,206,870) —108.2%	129,523,430
Liabilities in Excess of Other Assets—(8.2)%	(9,767,192)
Net Assets—100.0%	$119,756,238

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2022.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)
Aberdeen Realty Income & Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.7%)
UNITED STATES (98.7%)
Diversified REITs (1.0%)
STORE Capital Corp.	17,427	$552,610

Health Care REITs (6.9%)
Omega Healthcare Investors, Inc.	16,821	529,525
Ventas, Inc.	21,353	1,132,136
Welltower, Inc.	25,158	2,179,438
		3,841,099
Hotel & Resort REITs (4.2%)
DiamondRock Hospitality Co.(a)	66,633	623,018
Host Hotels & Resorts, Inc.(a)	64,040	1,110,454
MGM Growth Properties LLC	14,868	578,068
		2,311,540
Industrial REITs (16.7%)
Duke Realty Corp.	24,129	1,394,174
Prologis, Inc.	42,698	6,695,900
STAG Industrial, Inc.	27,652	1,181,570
		9,271,644
Office REITs (7.7%)
Alexandria Real Estate Equities, Inc.	7,730	1,506,113
Boston Properties, Inc.	9,897	1,109,256
Cousins Properties, Inc.	24,224	934,077
Highwoods Properties, Inc.	17,738	764,863
		4,314,309
Residential REITs (22.8%)
American Homes 4 Rent	25,656	1,003,919
AvalonBay Communities, Inc.	8,736	2,133,593
Camden Property Trust	8,760	1,402,389
Equity LifeStyle Properties, Inc.	3,895	304,940
Equity Residential	25,936	2,301,301
Invitation Homes, Inc.	49,197	2,065,290
Mid-America Apartment Communities, Inc.	8,559	1,768,974
Sun Communities, Inc.	9,194	1,737,298
		12,717,704
Retail REITs (16.5%)
Brixmor Property Group, Inc.	35,109	890,364
Kimco Realty Corp.	47,525	1,152,956
National Retail Properties, Inc.	23,095	1,024,956
Realty Income Corp.	30,775	2,136,093
Simon Property Group, Inc.	16,643	2,449,849
SITE Centers Corp.	46,723	691,968
Spirit Realty Capital, Inc.	17,610	835,771
		9,181,957

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)
Aberdeen Realty Income & Growth Fund

Specialized REITs (22.9%)
American Tower Corp.	1,117	$280,926
Digital Realty Trust, Inc.	10,941	1,632,725
Equinix, Inc., REIT	4,929	3,573,032
Extra Space Storage, Inc.	8,422	1,669,156
Gaming and Leisure Properties, Inc.	19,036	860,047
Life Storage, Inc.	8,266	1,115,497
Public Storage	8,677	3,110,965
SBA Communications Corp.	1,619	526,887
		12,769,235
		54,960,098
Total Common Stocks		54,960,098

SHORT-TERM INVESTMENT—1.6%
United States (1.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b)	878,605	878,605
Total Short-Term Investment		878,605
Total Investments (Cost $36,522,781) —100.3%		55,838,703
Liabilities in Excess of Other Assets—(0.3)%		(172,836)
Net Assets—100.0%		$55,665,867

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.9%)
Canada (7.7%)
Consumer Discretionary (1.3%)
Aritzia, Inc.(a)	295,989	$13,731,244

Consumer Staples (1.7%)
Jamieson Wellness, Inc.(b)	622,504	17,365,371

Financials (3.5%)
CI Financial Corp.	1,313,588	24,377,565
TMX Group Ltd.	109,385	11,127,384
		35,504,949
Industrials (1.2%)
ATS Automation Tooling Systems, Inc.(a)	311,282	12,709,386
		79,310,950
India (2.2%)
Information Technology (2.2%)
WNS Holdings Ltd., ADR(a)	267,889	22,545,538

Israel (1.6%)
Information Technology (1.6%)
CyberArk Software Ltd.(a)	118,225	16,214,559

UNITED STATES (87.4%)
Communication Services (3.3%)
Cogent Communications Holdings, Inc.	295,460	18,794,210
TechTarget, Inc.(a)	177,354	14,709,741
		33,503,951
Consumer Discretionary (11.2%)
Dorman Products, Inc.(a)	260,905	24,428,535
Fiverr International Ltd.(a)	159,541	13,610,443
LCI Industries	143,678	17,696,819
LGI Homes, Inc.(a)	145,792	18,152,562
National Vision Holdings, Inc.(a)	463,998	18,968,238
Stride, Inc.(a)	638,258	22,383,708
		115,240,305
Consumer Staples (4.3%)
BJ's Wholesale Club Holdings, Inc.(a)	167,384	10,289,095
elf Beauty, Inc.(a)	569,127	16,823,394
Hostess Brands, Inc.(a)	847,147	17,383,456
		44,495,945
Financials (15.0%)
Axos Financial, Inc.(a)	244,208	12,576,712
Donnelley Financial Solutions, Inc.(a)	361,372	13,450,266
First Interstate BancSystem, Inc., Class A	657,283	24,155,150
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	458,596	19,022,562

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

Live Oak Bancshares, Inc.	252,522	$14,863,445
PJT Partners, Inc., Class A	315,296	21,856,319
PRA Group, Inc.(a)	427,578	19,882,377
Seacoast Banking Corp. of Florida	277,598	10,132,327
Wintrust Financial Corp.	177,677	17,424,783
		153,363,941
Health Care (10.7%)
Addus HomeCare Corp.(a)	85,010	6,786,348
CONMED Corp.	138,187	19,011,767
CryoPort, Inc.(a)	348,167	14,542,936
Health Catalyst, Inc.(a)	423,180	12,631,923
Heska Corp.(a)	133,165	18,320,841
Integer Holdings Corp.(a)	254,401	19,947,582
Ligand Pharmaceuticals, Inc.(a)	146,665	18,278,859
		109,520,256
Industrials (22.2%)
Ameresco, Inc., Class A(a)	282,010	14,272,526
ArcBest Corp.	200,018	17,689,592
ASGN, Inc.(a)	137,627	15,809,213
Atkore, Inc.(a)	274,977	29,637,021
Brady Corp., Class A	214,306	11,126,768
Casella Waste Systems, Inc., Class A(a)	337,112	25,613,770
EnPro Industries, Inc.	107,606	11,300,782
Helios Technologies, Inc.	192,376	14,741,773
Hub Group, Inc., Class A(a)	226,130	17,122,564
Mercury Systems, Inc.(a)	293,782	16,722,071
RBC Bearings, Inc.(a)	92,494	16,692,392
Shyft Group, Inc.	512,288	21,485,359
Werner Enterprises, Inc.	352,432	15,714,943
		227,928,774
Information Technology (12.9%)
Cohu, Inc.(a)	374,255	12,342,930
Domo, Inc.,Class B(a)	279,481	13,124,428
Grid Dynamics Holdings, Inc.(a)	765,535	20,401,508
Onto Innovation, Inc.(a)	277,075	25,363,445
Perficient, Inc.(a)	226,523	23,744,141
Verint Systems, Inc.(a)	484,432	24,865,895
Workiva, Inc.(a)	105,212	12,444,475
		132,286,822
Materials (7.6%)
Graphic Packaging Holding Co.	1,116,721	21,117,194
Kaiser Aluminum Corp.	231,916	22,205,957
Materion Corp.	288,970	23,941,165
Ranpak Holdings Corp.(a)	401,600	10,786,976
		78,051,292
Real Estate (0.2%)
Terreno Realty Corp., REIT	23,028	1,721,804
		896,113,090
Total Common Stocks		1,014,184,137

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

SHORT-TERM INVESTMENT—0.8%
United States (0.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	$8,826,867	$8,826,867
Total Short-Term Investment		8,826,867
Total Investments (Cost $983,941,959) —99.7%		1,023,011,004
Other Assets in Excess of Liabilities—0.3%		2,772,519
Net Assets—100.0%		$1,025,783,523

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen U.S. Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)
CANADA (9.5%)
Consumer Staples (2.8%)
Jamieson Wellness, Inc.(a)	446,372	$12,451,993

Financials (2.6%)
CI Financial Corp.	629,903	11,689,739

INDUSTRIALS (4.1%)
ATS Automation Tooling Systems, Inc.(b)	164,500	6,716,399
Canadian National Railway Co.	97,492	11,866,726
		18,583,125
		42,724,857
Ireland (3.1%)
Health Care (3.1%)
ICON PLC(b)	52,636	13,986,438

Israel (3.6%)
Information Technology (3.6%)
NICE Ltd., ADR(b)	62,974	16,125,122

UNITED STATES (82.3%)
Communication Services (2.9%)
Cable One, Inc.	8,449	13,051,424

Consumer Discretionary (6.5%)
Burlington Stores, Inc.(b)	56,701	13,434,168
Hanesbrands, Inc.	301,148	4,848,483
Pool Corp.	22,950	10,929,937
		29,212,588
Consumer Staples (2.1%)
Colgate-Palmolive Co.	115,311	9,507,392

Energy (1.9%)
New Fortress Energy, Inc.	398,344	8,747,634

Financials (11.0%)
American Express Co.	86,465	15,548,136
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	131,722	5,463,829
Huntington Bancshares, Inc.	983,856	14,816,871
LPL Financial Holdings, Inc.	80,505	13,872,622
		49,701,458
Health Care (4.7%)
Horizon Therapeutics PLC(b)	123,441	11,520,748
Integer Holdings Corp.(b)	121,563	9,531,755
		21,052,503

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen U.S. Sustainable Leaders Fund

Industrials (16.0%)
Advanced Drainage Systems, Inc.	56,770	$6,420,119
Atkore, Inc.(b)	139,726	15,059,668
Chart Industries, Inc.(b)	57,812	7,045,549
Helios Technologies, Inc.	128,752	9,866,266
Tetra Tech, Inc.	100,848	14,037,033
Trex Co., Inc.(b)	96,789	8,853,290
Vertiv Holdings Co.	510,281	10,644,462
		71,926,387
Information Technology (28.0%)
Akamai Technologies, Inc.(b)	144,680	16,573,094
Autodesk, Inc.(b)	45,806	11,441,881
Marvell Technology, Inc.	142,967	10,207,844
Mastercard, Inc., Class A	56,794	21,944,066
Microsoft Corp.	144,737	45,010,312
RingCentral, Inc., Class A(b)	70,056	12,364,183
SolarEdge Technologies, Inc.(b)	36,591	8,716,708
		126,258,088
Materials (2.4%)
Ecolab, Inc.	57,547	10,902,279

Real Estate (2.6%)
American Tower Corp., REIT	45,618	11,472,927

Utilities (4.2%)
American Water Works Co., Inc.	56,947	9,157,078
CenterPoint Energy, Inc.	350,403	9,937,429
		19,094,507
		370,927,187
Total Common Stocks		443,763,604

SHORT-TERM INVESTMENT—1.6%
United States (1.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	7,073,779	7,073,779
Total Short-Term Investment		7,073,779
Total Investments (Cost $410,129,146) —100.1%		450,837,383
Liabilities in Excess of Other Assets—(0.1)%		(520,053)
Net Assets—100.0%		$450,317,330

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.4%)
Communication Services (4.0%)
Cable One, Inc.	233	$359,922
Cogent Communications Holdings, Inc.	6,724	427,714
		787,636
Consumer Discretionary (6.5%)
Aritzia, Inc.(a)	6,705	311,052
Burlington Stores, Inc.(a)	2,223	526,695
LGI Homes, Inc.(a)	3,605	448,859
		1,286,606
Consumer Staples (3.9%)
Darling Ingredients, Inc.(a)	6,145	391,866
Jamieson Wellness, Inc.(b)	13,925	388,452
		780,318
Energy (1.9%)
New Fortress Energy, Inc.	17,104	375,604

Financials (19.0%)
CI Financial Corp.	30,909	573,609
First Interstate BancSystem, Inc., Class A	15,694	576,755
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,821	365,895
Huntington Bancshares, Inc.	24,774	373,096
Live Oak Bancshares, Inc.	7,949	467,878
LPL Financial Holdings, Inc.	3,061	527,472
PJT Partners, Inc., Class A	8,358	579,377
TMX Group Ltd.	2,993	304,468
		3,768,550
Health Care (11.1%)
CONMED Corp.	3,967	545,780
CryoPort, Inc.(a)	6,872	287,044
Health Catalyst, Inc.(a)	8,431	251,665
ICON PLC(a)	2,243	596,010
Integer Holdings Corp.(a)	6,671	523,073
		2,203,572
Industrials (26.1%)
Advanced Drainage Systems, Inc.	2,403	271,755
Ameresco, Inc., Class A(a)	9,990	505,594
Atkore, Inc.(a)	3,893	419,588
ATS Automation Tooling Systems, Inc.(a)	7,400	302,136
Axon Enterprise, Inc.(a)	2,053	287,276
Casella Waste Systems, Inc., Class A(a)	5,149	391,221
Chart Industries, Inc.(a)	3,984	485,530
Helios Technologies, Inc.	4,370	334,873
JB Hunt Transport Services, Inc.	2,522	485,586
Shyft Group, Inc.	6,833	286,576
Tetra Tech, Inc.	2,883	401,285
Trex Co., Inc.(a)	4,788	437,958

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund

Vertiv Holdings Co.	27,379	$571,126
		5,180,504
Information Technology (20.2%)
Akamai Technologies, Inc.(a)	4,141	474,352
CyberArk Software Ltd.(a)	3,703	507,866
NICE Ltd., ADR(a)	2,217	567,685
Onto Innovation, Inc.(a)	5,972	546,677
Pegasystems, Inc.	4,541	450,558
Perficient, Inc.(a)	5,977	626,509
SolarEdge Technologies, Inc.(a)	1,651	393,301
Wolfspeed, Inc.(a)	4,786	451,033
		4,017,981
Materials (4.3%)
Crown Holdings, Inc.	3,793	433,919
Graphic Packaging Holding Co.	22,650	428,312
		862,231
Utilities (2.4%)
Essential Utilities, Inc.	9,852	480,186
Total Common Stocks		19,743,188

SHORT-TERM INVESTMENT—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	204,852	204,852
Total Short-Term Investment		204,852
Total Investments (Cost $20,487,907) —100.4%		19,948,040
Liabilities in Excess of Other Assets—(0.4)%		(72,674)
Net Assets—100.0%		$19,875,366

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (20.8%)
CHINA (0.2%)
Real Estate (0.2%)
Agile Group Holdings Ltd. (USD), 5.50%, 05/17/2026 (a)	$200,000	$82,000

COLOMBIA (0.5%)
Commercial Banks (0.5%)
Bancolombia SA, (fixed rate to 10/18/2022, variable rate thereafter) (USD), 4.88%, 10/18/2027	200,000	198,698

GEORGIA (1.4%)
Transportation (1.4%)
Georgian Railway JSC (USD), 4.00%, 06/17/2028 (a)	520,000	509,600

INDIA (0.8%)
Commercial Banks (0.8%)
HDFC Bank Ltd. (INR), 8.10%, 03/22/2025 (a)	20,000,000	276,557

INDONESIA (2.7%)
Electric Utilities (1.3%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (USD), 6.25%, 01/25/2049 (a)	387,000	453,378

Oil, Gas & Consumable Fuels (0.6%)
Pertamina Persero PT (USD), 5.63%, 05/20/2043 (a)	200,000	220,322

Sovereign Agency (0.8%)
Lembaga Pembiayaan Ekspor Indonesia (USD), 3.88%, 04/06/2024 (a)	290,000	299,203
		972,903
KAZAKHSTAN (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Tengizchevroil Finance Co. International Ltd. (USD), 3.25%, 08/15/2030 (a)	214,000	208,231

KUWAIT (0.7%)
Chemicals (0.7%)
MEGlobal Canada ULC (USD), 5.00%, 05/18/2025 (a)	250,000	268,125

MEXICO (5.0%)
Commercial Banks (0.7%)
BBVA Bancomer SA., (fixed rate to 09/13/2029, variable rate thereafter) (USD), 5.88%, 09/13/2034 (a)	230,000	244,375

Oil, Gas & Consumable Fuels (3.6%)
Petroleos Mexicanos
(USD), 6.84%, 01/23/2030	115,000	117,702
(USD), 6.50%, 06/02/2041	330,000	286,004
(USD), 6.75%, 09/21/2047	324,000	277,992
(USD), 6.35%, 02/12/2048	340,000	280,684

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(USD), 6.95%, 01/28/2060	$420,000	$359,730
		1,322,112
Real Estate Investment Trust (REIT) Funds (0.7%)
Trust Fibra Uno (USD), 6.39%, 01/15/2050 (a)	220,000	246,587
		1,813,074
MOROCCO (0.6%)
Chemicals (0.6%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	200,000	223,000

NIGERIA (0.6%)
Engineering & Construction (0.6%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	200,000	209,500

PANAMA (0.6%)
Commercial Banks (0.6%)
Global Bank Corp., (fixed rate to 04/16/2028, variable rate thereafter) (USD), 5.25%, 04/16/2029 (a)	198,000	200,376

PERU (1.1%)
Metals & Mining (0.6%)
Nexa Resources SA (USD), 5.38%, 05/04/2027 (a)	200,000	207,000

Oil, Gas & Consumable Fuels (0.5%)
Petroleos del Peru SA (USD), 5.63%, 06/19/2047 (a)	200,000	184,302
		391,302
SAUDI ARABIA (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Saudi Arabian Oil Co. (USD), 2.25%, 11/24/2030 (a)	200,000	189,758

SOUTH AFRICA (1.7%)
Diversified Telecommunication Services (0.8%)
MTN Mauritius Investments Ltd. (USD), 6.50%, 10/13/2026 (a)	250,000	274,805

Electric Utilities (0.9%)
Eskom Holdings SOC Ltd. (USD), 7.13%, 02/11/2025 (a)	330,000	334,448
		609,253
UKRAINE (0.9%)
Electric Utilities (0.4%)
NPC Ukrenergo (USD), 6.88%, 11/09/2026 (a)(b)	200,000	155,780

Iron/Steel (0.5%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	200,000	177,000
		332,780
UNITED ARAB EMIRATES (2.7%)
Diversified Financial Services (0.9%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027 (a)	300,000	321,300

Energy Equipment & Services (1.3%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047 (a)(c)	200,000	223,744
Galaxy Pipeline Assets Bidco Ltd. (USD), 2.63%, 03/31/2036 (a)(c)	264,000	248,496
		472,240

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Real Estate (0.5%)
MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter) (USD), 5.50%, 09/07/2022 (a)(d)	$200,000	$201,140
		994,680
VENEZUELA (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Petroleos de Venezuela SA
(USD), 6.00%, 05/16/2024 (a)(c)(e)(f)	1,140,000	41,382
(USD), 6.00%, 11/15/2026 (a)(c)(e)(f)	525,236	19,066
		60,448
Total Corporate Bonds		7,540,285

GOVERNMENT BONDS (71.9%)
ANGOLA (2.4%)
Angolan Government International Bond
(USD), 8.25%, 05/09/2028 (a)	200,000	201,480
(USD), 9.38%, 05/08/2048 (a)	675,000	658,058
		859,538
ARGENTINA (2.8%)
Argentine Republic Government International Bond
(USD), 1.00%, 07/09/2029	174,073	61,378
VRN (USD), 0.50%, 07/09/2030 (g)	1,810,900	611,197
VRN (USD), 1.13%, 07/09/2035 (g)	1,068,403	329,613
(USD), 0.00%, 12/15/2035	533,627	5,342
		1,007,530
ARMENIA (0.7%)
Republic of Armenia International Bond (USD), 3.95%, 09/26/2029 (a)	260,000	244,738

BAHAMAS (1.7%)
Bahamas Government International Bond (USD), 6.00%, 11/21/2028 (a)	770,000	626,595

BAHRAIN (1.7%)
Bahrain Government International Bond (USD), 7.00%, 01/26/2026 (a)	557,000	601,087

BARBADOS (0.3%)
Barbados Government International Bond (USD), 6.50%, 10/01/2029 (a)(c)	102,700	102,282

BELARUS (1.5%)
Republic of Belarus International Bond (USD), 6.88%, 02/28/2023 (a)	—	—
Republic of Belarus Ministry of Finance (USD), 5.88%, 02/24/2026 (a)	650,000	545,285
		545,285
BENIN (1.3%)
Benin Government International Bond
(EUR), 4.88%, 01/19/2032 (a)(c)	350,000	378,384
(EUR), 6.88%, 01/19/2052 (a)(c)	100,000	109,016
		487,400
BRAZIL (6.0%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 6.00%, 08/15/2024 (h)	1,030,000	762,529
Series F (BRL), 10.00%, 01/01/2029	899,000	158,641
Series F (BRL), 10.00%, 01/01/2031	637,000	111,436

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Brazil Notas do Tesouro Nacional Series F (BRL), 10.00%, 01/01/2027	$6,300,000	$1,136,030
		2,168,636
CAMEROON (1.0%)
Republic of Cameroon International Bond (EUR), 5.95%, 07/07/2032 (a)(c)	349,000	360,090

CHILE (2.2%)
Bonos de la Tesoreria de la Republica en pesos
(CLP), 4.70%, 09/01/2030 (a)	380,000,000	444,720
(CLP), 2.80%, 10/01/2033 (a)	190,000,000	178,525
(CLP), 5.00%, 03/01/2035	155,000,000	180,494
		803,739
COLOMBIA (1.3%)
Colombia Government International Bond
(USD), 5.20%, 05/15/2049	220,000	189,473
(USD), 4.13%, 05/15/2051	370,000	280,985
		470,458
CROATIA (0.6%)
Croatia Government International Bond (EUR), 1.50%, 06/17/2031 (a)	179,000	201,822

CZECH REPUBLIC (1.1%)
Czech Republic Government Bond (CZK), 1.00%, 06/26/2026 (a)	9,460,000	392,340

DOMINICAN REPB. (0.5%)
Dominican Republic International Bond (USD), 4.88%, 09/23/2032 (a)	200,000	196,202

DOMINICAN REPUBLIC (2.6%)
Dominican Republic International Bond
(USD), 6.85%, 01/27/2045 (a)	600,000	628,740
(USD), 5.88%, 01/30/2060 (a)	360,000	325,800
		954,540
ECUADOR (1.9%)
Ecuador Government International Bond, VRN (USD), 5.00%, 07/31/2030 (a)(c)(g)	776,340	673,475

EGYPT (4.0%)
Egypt Government International Bond
(USD), 7.60%, 03/01/2029 (a)	320,000	307,968
(EUR), 5.63%, 04/16/2030 (a)	170,000	165,611
(USD), 7.90%, 02/21/2048 (a)	425,000	338,478
(USD), 8.70%, 03/01/2049 (a)	400,000	338,304
(USD), 8.88%, 05/29/2050 (a)	340,000	290,373
		1,440,734
EL SALVADOR (0.6%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	249,000	148,157
(USD), 8.63%, 02/28/2029 (a)	100,000	58,001
		206,158
GHANA (1.1%)
Ghana Government International Bond
(USD), 7.75%, 04/07/2029 (a)(c)	336,000	263,172
(USD), 8.95%, 03/26/2051 (a)(c)	200,000	149,780
		412,952

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Debt Fund

GUATEMALA (0.8%)
Guatemala Government Bond (USD), 6.13%, 06/01/2050 (a)	$270,000	$294,597

HONDURAS (0.4%)
Honduras Government International Bond (USD), 5.63%, 06/24/2030 (a)	150,000	146,250

IRAQ (1.5%)
Iraq International Bond
(USD), 6.75%, 03/09/2023 (a)	360,000	362,700
(USD), 5.80%, 01/15/2028 (a)	203,125	194,492
		557,192
IVORY COAST (1.4%)
Ivory Coast Government International Bond
(EUR), 5.88%, 10/17/2031 (a)(c)	160,000	180,920
(EUR), 6.88%, 10/17/2040 (a)(c)	100,000	113,053
(EUR), 6.63%, 03/22/2048 (a)(c)	203,000	217,037
		511,010
JORDAN (1.3%)
Jordan Government International Bond
(USD), 4.95%, 07/07/2025 (a)	210,000	214,977
(USD), 7.38%, 10/10/2047 (a)	270,000	265,040
		480,017
KENYA (0.6%)
Republic of Kenya Government International Bond (USD), 7.00%, 05/22/2027 (a)(c)	210,000	215,498

MOROCCO (0.6%)
Morocco Government International Bond (EUR), 1.50%, 11/27/2031 (a)	210,000	211,140

NIGERIA (2.0%)
Nigeria Government International Bond
(USD), 7.63%, 11/21/2025 (a)	253,000	272,405
(USD), 6.50%, 11/28/2027 (a)	260,000	260,325
(USD), 6.13%, 09/28/2028 (a)	200,000	192,290
		725,020
OMAN (0.6%)
Oman Government International Bond (USD), 6.25%, 01/25/2031 (a)	200,000	212,666

PAKISTAN (2.8%)
Pakistan Government International Bond
(USD), 6.88%, 12/05/2027 (a)	461,000	448,322
(USD), 7.38%, 04/08/2031 (a)	587,000	551,058
		999,380
QATAR (5.8%)
Qatar Government International Bond
(USD), 5.10%, 04/23/2048 (a)	400,000	516,760
(USD), 4.82%, 03/14/2049 (a)	925,000	1,156,250
(USD), 4.40%, 04/16/2050 (a)	356,000	422,305
		2,095,315
ROMANIA (1.5%)
Romanian Government International Bond
(EUR), 2.00%, 01/28/2032 (a)	160,000	159,134
(EUR), 2.63%, 12/02/2040 (a)	178,000	165,983

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(EUR), 2.75%, 04/14/2041 (a)	$160,000	$150,201
(EUR), 3.38%, 01/28/2050 (a)	76,000	74,176
		549,494
RWANDA (1.2%)
Rwanda International Government Bond (USD), 5.50%, 08/09/2031 (a)	440,000	431,798

SAUDI ARABIA (2.7%)
Saudi Government International Bond
(USD), 5.00%, 04/17/2049 (a)	570,000	688,685
(USD), 3.75%, 01/21/2055 (a)	302,000	306,201
		994,886
SENEGAL (0.7%)
Senegal Government International Bond (USD), 6.25%, 05/23/2033 (a)(c)	260,000	261,560

SERBIA (1.0%)
Serbia International Bond (EUR), 3.13%, 05/15/2027 (a)	310,000	371,059

SOUTH AFRICA (1.8%)
Republic of South Africa Government Bond (ZAR), 6.50%, 02/28/2041	10,179,000	442,260
Republic of South Africa Government International Bond (USD), 6.25%, 03/08/2041	200,000	203,512
		645,772
TUNISIA (1.6%)
Tunisian Republic
(EUR), 6.75%, 10/31/2023 (a)	100,000	96,929
(EUR), 5.63%, 02/17/2024 (a)	538,000	490,484
		587,413
TURKEY (1.4%)
Turkey Government International Bond
(USD), 6.13%, 10/24/2028	316,000	291,541
(USD), 7.63%, 04/26/2029	201,000	199,533
		491,074
UKRAINE (2.3%)
Ukraine Government International Bond
(EUR), 6.75%, 06/20/2026 (a)	340,000	326,912
(USD), 6.88%, 05/21/2029 (a)	200,000	167,508
(USD), 0.00%, 05/31/2040 (a)(i)	444,000	333,000
		827,420
UNITED ARAB EMIRATES (0.5%)
Finance Department Government of Sharjah (USD), 4.00%, 07/28/2050 (a)	233,000	197,774

URUGUAY (1.5%)
Uruguay Government International Bond
(UYU), 4.38%, 12/15/2028 (c)(h)	20,013,245	541,245
(UYU), 8.25%, 05/21/2031	999,000	21,732
		562,977
UZBEKISTAN (2.0%)
Republic of Uzbekistan International Bond
(USD), 4.75%, 02/20/2024 (a)	300,000	310,057
(USD), 3.70%, 11/25/2030 (a)	212,000	197,542

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(USD), 3.90%, 10/19/2031 (a)	$220,000	$204,923
		712,522
VENEZUELA (0.0%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (a)(e)(f)	165,000	9,075

ZAMBIA (0.6%)
Zambia Government International Bond (USD), 8.97%, 07/30/2027 (a)(c)	315,000	233,591
Total Government Bonds		26,080,101

WARRANTS (0.0%)
UNITED STATES (0.0%)
CANADACO, Series A(e)(j)(k)	92,841	—
Total Warrants		0

SHORT-TERM INVESTMENT (4.4%)
UNITED STATES (4.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(l)	1,606,156	1,606,156
Total Short-Term Investment		1,606,156
Total Investments (Cost $39,245,846) —97.1%		35,226,542
Other Assets in Excess of Liabilities—2.9%		1,053,759
Net Assets—100.0%		$36,280,301

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	This security is government guaranteed.
(c)	Sinkable security.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(e)	Illiquid security.
(f)	Security is in default.
(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(h)	Inflation linked security.
(i)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(k)	Non-Income Producing Security.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro Currency
INR	Indian Rupee
MXN	Mexican Peso
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Emerging Markets Debt Fund

At January 31, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
04/12/2022	UBS AG	BRL	1,106,000	USD	189,110	$204,535	$15,425
Chilean Peso/United States Dollar
02/24/2022	Royal Bank of Canada	CLP	239,485,000	USD	298,934	298,246	(688)
Indian Rupee/United States Dollar
02/24/2022	UBS AG	INR	34,629,000	USD	460,180	463,370	3,190
Mexican Peso/United States Dollar
04/12/2022	Goldman Sachs & Co.	MXN	17,603,000	USD	844,520	843,242	(1,278)
New Russian Ruble/United States Dollar
02/24/2022	UBS AG	RUB	42,620,000	USD	553,476	548,730	(4,746)
04/12/2022	UBS AG	RUB	19,454,000	USD	249,657	247,027	(2,630)
						$2,605,150	$9,273

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
02/24/2022	Barclays Bank plc	USD	1,294,511	BRL	7,206,000	$1,349,687	$(55,176)
02/24/2022	UBS AG	USD	693,637	BRL	3,988,000	746,954	(53,317)
United States Dollar/Chilean Peso
02/24/2022	Deutsche Bank AG	USD	144,217	CLP	116,327,000	144,869	(652)
02/24/2022	Royal Bank of Canada	USD	189,754	CLP	151,651,000	188,861	893
02/24/2022	UBS AG	USD	429,376	CLP	345,883,000	430,750	(1,374)
United States Dollar/Euro
04/12/2022	JPMorgan Chase Bank N.A.	USD	3,978,713	EUR	3,509,000	3,948,665	30,048
United States Dollar/New Russian Ruble
02/24/2022	UBS AG	USD	446,109	RUB	33,812,000	435,327	10,782
04/12/2022	UBS AG	USD	359,293	RUB	28,262,000	358,871	422
United States Dollar/Polish Zloty
04/12/2022	Barclays Bank plc	USD	444,176	PLN	1,803,000	439,589	4,587
United States Dollar/South African Rand
04/12/2022	UBS AG	USD	430,351	ZAR	6,867,000	442,464	(12,113)
						$8,486,037	$(75,900)

* Certain contracts with different trade dates and like characteristics have been shown net.

	Shares or Principal Amount	Value (US$)
WARRANTS (0.0%)
OAS S.A. (BRL), Zero Coupon%, (e)(j)(k)	29,232	—
Total Warrants		0

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

	Shares or Principal Amount	Value (US$)
GOVERNMENT BONDS (26.5%)
GERMANY (15.9%)
Bundesrepublik Deutschland Bundesanleihe (EUR), 1.75%, 07/04/2022 (a)(b)	8,860,600	10,054,108

INDONESIA (2.2%)
Indonesia Treasury Bond, Series FR64 (IDR), 6.13%, 05/15/2028	19,443,000,000	1,357,982

SOUTH AFRICA (8.4%)
Republic of South Africa Government Bond
Series R186 (ZAR), 10.50%, 12/21/2026	18,999,300	1,366,602
Series 2030 (ZAR), 8.00%, 01/31/2030	23,355,800	1,402,412
Series 2032 (ZAR), 8.25%, 03/31/2032	43,553,800	2,553,720
		5,322,734
Total Government Bonds		16,734,824

MUTUAL FUND (2.1%)
SINGAPORE (2.1%)
iShares USD Asia High Yield Bond ETF(c)	160,973	1,324,808
Total Mutual Fund		1,324,808
Total Purchased Options (see detail below)		315,808

SHORT-TERM INVESTMENT (64.4%)
CERTIFICATES OF DEPOSIT (22.3%)
CANADA (4.5%)
Bank of Montreal (USD), 0.01%, 02/01/2022	2,807,416	2,807,416

FRANCE (10.4%)
BNP Paribas SA (USD), 0.03%, 02/01/2022	2,909,487	2,909,487
Credit Agricole SA (USD), 0.03%, 02/01/2022	854,336	854,336
Societe Generale SA (USD), 0.04%, 02/01/2022	2,801,014	2,801,014
		6,564,837
NETHERLANDS (7.4%)
ING Bank NV (USD), 0.01%, 02/01/2022	1,753,743	1,753,743
Rabobank Nederland NV (USD), 0.01%, 02/01/2022	2,908,332	2,908,332
		4,662,075
Total Certificates of Deposit		14,034,328

MONEY MARKET FUNDS (28.6%)
UNITED STATES (28.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	18,064,240	18,064,240
Total Money Market Funds		18,064,240

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

U.S. TREASURIES (13.5%)
UNITED STATES (13.5%)
U.S. Treasury Bill (USD), Zero Coupon%, 07/07/2022 (e)	2,000,000	1,996,588
U.S. Treasury Bill
(USD), 0.03%, 02/03/2022 (e)	1,000,000	999,998
(USD), 0.05%, 03/03/2022 (e)	1,000,000	999,971
(USD), 0.05%, 04/07/2022 (e)	1,500,000	1,499,624
(USD), 0.06%, 04/21/2022 (e)	1,000,000	999,635
(USD), 0.06%, 05/05/2022 (e)	1,000,000	999,432
(USD), 0.11%, 06/09/2022 (e)	1,000,000	998,897
		8,494,145
Total U.S. Treasuries		8,494,145
Total Short-Term Investment		40,592,713
Total Investments (Cost $59,414,290) —93.5%		58,968,153
Other Assets in Excess of Liabilities—6.5%		4,131,569
Net Assets—100.0%		$63,099,722

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	All or a portion of the security has been designated as collateral for swap contracts.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.
(e)	The rate shown is the discount yield at the time of purchase.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLC	Public Limited Company
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At January 31, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Euro STOXX 50 Future	70	03/18/2022	$3,307,545	$3,258,118	$(49,427)
S&P 500 (E-Mini) Future	29	03/18/2022	6,613,452	6,531,162	(82,290)
TOPIX Index Future	20	03/10/2022	3,404,240	3,299,444	(104,796)
United States Treasury Note 6%—Ultra Bond	25	03/22/2022	4,730,763	4,723,438	(7,325)
Short Contract Positions
United States Treasury Note 6%—5 year	(167)	03/31/2022	$(20,020,200)	$(19,906,922)	$113,278
					$(130,560)

At January 31, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/14/2022	Goldman Sachs & Co.	AUD	651,000	USD	471,705	$460,305	$(11,400)
03/14/2022	Goldman Sachs & Co.	AUD	918,000	USD	647,151	649,179	2,028
Brazilian Real/United States Dollar
04/25/2022	Citibank N.A.	BRL	519,000	USD	92,024	95,652	3,628
04/25/2022	Goldman Sachs & Co.	BRL	4,233,000	USD	746,180	780,144	33,964
British Pound/United States Dollar
03/02/2022	Barclays Bank plc	GBP	386,000	USD	515,641	519,030	3,389
03/02/2022	Goldman Sachs & Co.	GBP	672,000	USD	899,657	903,597	3,940
03/10/2022	Citibank N.A.	GBP	254,000	USD	337,445	341,524	4,079
Canadian Dollar/United States Dollar
02/14/2022	JPMorgan Chase Bank N.A.	CAD	601,000	USD	471,223	472,802	1,579
Chinese Renminbi/United States Dollar
03/10/2022	Citibank N.A.	CNY	1,300,000	USD	204,618	203,615	(1,003)
03/10/2022	HSBC Bank plc	CNY	3,400,000	USD	530,311	532,531	2,220
Colombian Peso/United States Dollar
04/21/2022	Goldman Sachs & Co.	COP	293,000,000	USD	72,342	73,517	1,175
04/21/2022	Royal Bank of Canada	COP	1,866,000,000	USD	466,522	468,198	1,676
Crech Koruna/United States Dollar
03/14/2022	Citibank N.A.	CZK	12,600,000	USD	575,264	579,281	4,017
04/11/2022	HSBC Bank plc	CZK	4,223,000	USD	194,495	193,578	(917)
04/11/2022	JPMorgan Chase Bank N.A.	CZK	448,000	USD	20,771	20,536	(235)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Euro/United States Dollar
02/10/2022	Royal Bank of Canada	EUR	4,066,873	USD	4,664,210	4,569,641	(94,569)
02/14/2022	JPMorgan Chase Bank N.A.	EUR	417,000	USD	465,462	468,589	3,127
03/10/2022	Barclays Bank plc	EUR	760,000	USD	862,285	854,470	(7,815)
03/10/2022	JPMorgan Chase Bank N.A.	EUR	350,000	USD	397,318	393,506	(3,812)
04/08/2022	Goldman Sachs & Co.	EUR	3,619,328	USD	4,142,806	4,072,359	(70,447)
04/08/2022	HSBC Bank plc	EUR	37,149	USD	42,649	41,799	(850)
Hungarian Forint/United States Dollar
02/14/2022	Barclays Bank plc	HUF	151,000,000	USD	471,530	476,642	5,112
04/11/2022	Citibank N.A.	HUF	26,100,000	USD	83,109	81,934	(1,175)
04/11/2022	HSBC Bank plc	HUF	117,500,000	USD	368,881	368,861	(20)
Indian Rupee/United States Dollar
02/03/2022	Citibank N.A.	INR	21,350,000	USD	281,243	286,077	4,834
02/14/2022	Royal Bank of Canada	INR	70,100,000	USD	938,982	938,471	(511)
03/14/2022	Goldman Sachs & Co.	INR	85,900,000	USD	1,144,708	1,146,889	2,181
04/06/2022	Royal Bank of Canada	INR	30,000,000	USD	399,482	399,105	(377)
04/08/2022	Citibank N.A.	INR	183,800,000	USD	2,451,340	2,444,553	(6,787)
04/13/2022	Citibank N.A.	INR	23,730,000	USD	315,513	315,408	(105)
04/13/2022	HSBC Bank plc	INR	3,100,000	USD	41,267	41,204	(63)
04/21/2022	Goldman Sachs & Co.	INR	40,080,000	USD	535,142	532,180	(2,962)
Indonesian Rupiah/United States Dollar
02/10/2022	Barclays Bank plc	IDR	3,449,439,361	USD	240,619	241,002	383
04/06/2022	HSBC Bank plc	IDR	6,720,000,000	USD	466,699	467,583	884
04/21/2022	HSBC Bank plc	IDR	14,350,000,000	USD	995,856	996,990	1,134
04/26/2022	HSBC Bank plc	IDR	6,260,000,000	USD	431,875	434,707	2,832
04/28/2022	Citibank N.A.	IDR	35,950,000,000	USD	2,492,218	2,495,942	3,724
Japanese Yen/United States Dollar
03/10/2022	Goldman Sachs & Co.	JPY	23,000,000	USD	201,310	199,927	(1,383)
Malaysian Ringgit/United States Dollar
04/14/2022	Barclays Bank plc	MYR	1,042,000	USD	246,650	248,355	1,705
04/14/2022	Goldman Sachs & Co.	MYR	156,000	USD	37,199	37,182	(17)
Mexican Peso/United States Dollar
02/14/2022	JPMorgan Chase Bank N.A.	MXN	9,650,000	USD	465,302	466,961	1,659
03/10/2022	Goldman Sachs & Co.	MXN	7,100,000	USD	339,819	342,168	2,349
03/14/2022	JPMorgan Chase Bank N.A.	MXN	22,450,000	USD	1,077,286	1,081,145	3,859
04/11/2022	Goldman Sachs & Co.	MXN	17,440,000	USD	842,658	835,592	(7,066)
04/27/2022	Citibank N.A.	MXN	50,600,000	USD	2,407,518	2,417,055	9,537
New Russian Ruble/United States Dollar
02/14/2022	Citibank N.A.	RUB	35,700,000	USD	468,383	460,650	(7,733)
04/06/2022	HSBC Bank plc	RUB	43,400,000	USD	556,781	552,094	(4,687)
04/21/2022	Goldman Sachs & Co.	RUB	29,570,000	USD	387,300	374,461	(12,839)
04/21/2022	HSBC Bank plc	RUB	5,970,000	USD	76,276	75,601	(675)
04/25/2022	Goldman Sachs & Co.	RUB	36,280,000	USD	463,094	458,880	(4,214)
04/26/2022	Goldman Sachs & Co.	RUB	181,100,000	USD	2,308,956	2,289,916	(19,040)
New Taiwan Dollar/United States Dollar
02/09/2022	Royal Bank of Canada	TWD	8,100,000	USD	293,810	291,280	(2,530)
04/08/2022	HSBC Bank plc	TWD	11,900,000	USD	429,882	430,084	202
04/21/2022	HSBC Bank plc	TWD	12,720,000	USD	459,837	460,118	281
04/25/2022	HSBC Bank plc	TWD	1,680,000	USD	60,788	60,786	(2)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

New Zealand Dollar/United States Dollar
02/14/2022	JPMorgan Chase Bank N.A.	NZD	693,000	USD	472,547	455,912	(16,635)
Peruvian Nouveau Sol/United States Dollar
04/21/2022	Royal Bank of Canada	PEN	974,000	USD	248,168	251,627	3,459
Romanian Leu/United States Dollar
04/11/2022	Citibank N.A.	RON	1,476,000	USD	335,682	333,622	(2,060)
South African Rand/United States Dollar
02/10/2022	Citibank N.A.	ZAR	2,616,723	USD	163,617	170,075	6,458
04/11/2022	Barclays Bank plc	ZAR	994,000	USD	63,871	64,056	185
04/11/2022	JPMorgan Chase Bank N.A.	ZAR	8,980,000	USD	568,056	578,691	10,635
South Korean Won/United States Dollar
02/14/2022	HSBC Bank plc	KRW	564,000,000	USD	466,733	467,953	1,220
Swiss Franc/United States Dollar
02/14/2022	Goldman Sachs & Co.	CHF	431,000	USD	471,102	465,264	(5,838)
04/06/2022	HSBC Bank plc	CHF	382,000	USD	411,111	413,015	1,904
04/25/2022	HSBC Bank plc	CHF	467,000	USD	502,923	505,234	2,311
Thai Baht/United States Dollar
02/14/2022	Citibank N.A.	THB	15,700,000	USD	470,949	471,513	564
04/11/2022	Barclays Bank plc	THB	2,350,000	USD	71,172	70,580	(592)
04/11/2022	JPMorgan Chase Bank N.A.	THB	16,620,000	USD	494,842	499,164	4,322
						$44,190,362	$(151,803)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/14/2022	Goldman Sachs & Co.	USD	458,892	AUD	651,000	$460,305	$(1,413)
United States Dollar/British Pound
03/02/2022	Barclays Bank plc	USD	3,462,745	GBP	2,600,000	3,496,060	(33,315)
03/10/2022	Royal Bank of Canada	USD	239,373	GBP	180,000	242,025	(2,652)
03/14/2022	HSBC Bank plc	USD	488,495	GBP	364,000	489,418	(923)
04/06/2022	Barclays Bank plc	USD	380,238	GBP	278,000	373,743	6,495
United States Dollar/Canadian Dollar
02/14/2022	Royal Bank of Canada	USD	472,186	CAD	601,000	472,802	(616)
United States Dollar/Chinese Renminbi
03/10/2022	Barclays Bank plc	USD	3,020,960	CNY	19,400,000	3,038,560	(17,600)
03/10/2022	Citibank N.A.	USD	327,224	CNY	2,100,000	328,916	(1,692)
United States Dollar/Euro
02/10/2022	Barclays Bank plc	USD	1,120,661	EUR	989,062	1,111,335	9,326
02/10/2022	Royal Bank of Canada	USD	14,060,511	EUR	12,105,018	13,601,505	459,006
02/14/2022	HSBC Bank plc	USD	472,420	EUR	417,000	468,589	3,831
03/10/2022	Barclays Bank plc	USD	672,357	EUR	593,000	666,712	5,645
03/10/2022	Goldman Sachs & Co.	USD	475,126	EUR	420,000	472,207	2,919
03/14/2022	JPMorgan Chase Bank N.A.	USD	488,622	EUR	437,500	491,934	(3,312)
04/08/2022	Citibank N.A.	USD	4,142,806	EUR	3,656,477	4,114,158	28,648
04/11/2022	Citibank N.A.	USD	5,922,850	EUR	5,219,504	5,873,323	49,527
04/11/2022	HSBC Bank plc	USD	858,991	EUR	751,000	845,074	13,917
04/27/2022	Citibank N.A.	USD	2,436,325	EUR	2,180,000	2,454,181	(17,856)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

United States Dollar/Hungarian Forint
02/14/2022	Barclays Bank plc	USD	470,881	HUF	151,000,000	476,642	(5,761)
04/11/2022	Citibank N.A.	USD	45,177	HUF	14,100,000	44,263	914
United States Dollar/Indian Rupee
02/03/2022	Royal Bank of Canada	USD	284,794	INR	21,350,000	286,077	(1,283)
02/14/2022	Goldman Sachs & Co.	USD	937,266	INR	70,100,000	938,471	(1,205)
04/06/2022	HSBC Bank plc	USD	394,982	INR	30,000,000	399,105	(4,123)
04/08/2022	HSBC Bank plc	USD	529,136	INR	40,200,000	534,663	(5,527)
United States Dollar/Indonesian Rupiah
02/10/2022	Barclays Bank plc	USD	1,606,838	IDR	23,239,214,352	1,623,655	(16,817)
04/06/2022	Citibank N.A.	USD	464,852	IDR	6,720,000,000	467,583	(2,731)
04/26/2022	HSBC Bank plc	USD	432,048	IDR	6,260,000,000	434,707	(2,659)
04/28/2022	HSBC Bank plc	USD	56,582	IDR	820,000,000	56,931	(349)
United States Dollar/Japanese Yen
03/14/2022	JPMorgan Chase Bank N.A.	USD	918,914	JPY	106,000,000	921,452	(2,538)
United States Dollar/Mexican Peso
02/14/2022	JPMorgan Chase Bank N.A.	USD	469,495	MXN	9,650,000	466,961	2,534
03/10/2022	Goldman Sachs & Co.	USD	243,696	MXN	5,000,000	240,964	2,732
United States Dollar/New Russian Ruble
02/14/2022	Goldman Sachs & Co.	USD	457,868	RUB	35,700,000	460,650	(2,782)
04/06/2022	Goldman Sachs & Co.	USD	541,002	RUB	43,400,000	552,094	(11,092)
04/25/2022	Goldman Sachs & Co.	USD	319,984	RUB	25,800,000	326,326	(6,342)
United States Dollar/New Taiwan Dollar
02/09/2022	Citibank N.A.	USD	292,469	TWD	8,100,000	291,280	1,189
04/08/2022	HSBC Bank plc	USD	434,560	TWD	11,900,000	430,084	4,476
04/21/2022	Citibank N.A.	USD	464,264	TWD	12,720,000	460,118	4,146
04/25/2022	HSBC Bank plc	USD	2,544,138	TWD	69,600,000	2,518,295	25,843
United States Dollar/New Zealand Dollar
02/14/2022	JPMorgan Chase Bank N.A.	USD	455,204	NZD	693,000	455,912	(708)
United States Dollar/South African Rand
02/10/2022	Barclays Bank plc	USD	1,241,294	ZAR	19,841,214	1,289,588	(48,294)
02/10/2022	Citibank N.A.	USD	4,234,175	ZAR	65,758,738	4,274,015	(39,840)
04/08/2022	Barclays Bank plc	USD	1,210,179	ZAR	19,594,600	1,263,243	(53,064)
United States Dollar/South Korean Won
02/14/2022	JPMorgan Chase Bank N.A.	USD	470,447	KRW	564,000,000	467,953	2,494
United States Dollar/Swedish Krona
03/14/2022	Goldman Sachs & Co.	USD	488,636	SEK	4,590,000	492,443	(3,807)
United States Dollar/Swiss Franc
02/14/2022	JPMorgan Chase Bank N.A.	USD	463,144	CHF	431,000	465,264	(2,120)
03/14/2022	JPMorgan Chase Bank N.A.	USD	490,370	CHF	456,000	492,655	(2,285)
04/06/2022	HSBC Bank plc	USD	418,990	CHF	382,000	413,015	5,975
04/25/2022	JPMorgan Chase Bank N.A.	USD	2,990,682	CHF	2,729,100	2,952,536	38,146
United States Dollar/Thai Baht
02/14/2022	Goldman Sachs & Co.	USD	473,148	THB	15,700,000	471,513	1,635
03/14/2022	Citibank N.A.	USD	574,563	THB	19,160,000	575,402	(839)
						$64,544,707	$375,853

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At January 31, 2022, the Fund's open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar / New Zealand Dollar
03/07/2022	Goldman Sachs & Co.	AUD	6,200,750	NZD	6,510,000	$4,422,685	$4,526,202	$103,517
Japanese Yen / British Pound
03/02/2022	Royal Bank of Canada	JPY	92,900,000	GBP	616,121	814,734	793,716	(21,018)
03/02/2022	Goldman Sachs & Co.	JPY	294,000,000	GBP	1,960,588	2,600,965	2.519.991	(80,974)
Japanese Yen / Canadian Dollar
03/02/2022	Royal Bank of Canada	JPY	92,900,000	CAD	1,052,272	814,733	794,365	(20,368)
03/02/2022	Goldman Sachs & Co.	JPY	294,000,000	CAD	3,327,147	2,600,965	2,538,842	(62,123)
							$11,173,116	$(80,966)

* Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2022, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Implied Credit Spread*	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)

Buy Protection:
12/20/2026	1,690,000	CDX.NA.HY	Equal to 5.00%	—%	Quarterly	$(148,585)	$(124,182)	$24,403
12/20/2026	1,350,000	CDX.NA.HY	Equal to 5.00%	—%	Quarterly	(102,111)	(99,199)	2,912
12/20/2026	3,900,000	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	(517,572)	(437,675)	79,897
12/20/2026	3,900,000	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	(510,690)	(437,674)	73,016
12/20/2026	1,440,000	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	(187,395)	(161,603)	25,792
12/20/2026	2,833,475	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	(353,912)	(318,051)	35,861
12/20/2026	1,416,525	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	(176,103)	(159,002)	17,101
						$(1,996,368)	$(1,737,386)	$258,982

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Sell Protection:
12/20/2026	1,641,210	CDX.NA.HY	Equal to 5.00%	—%	Quarterly	$159,058	$120,597	$(38,461)
12/20/2026	5,960,000	CDX.NA.HY	Equal to 5.00%	—%	Quarterly	511,958	437,945	(74,013)
12/20/2026	2,304,000	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	323,574	258,565	(65,009)
12/20/2026	8,990,000	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	1,112,294	1,008,896	(103,398)
12/20/2026	1,794,253	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	242,525	201,359	(41,166)
12/20/2026	1,199,723	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	164,053	134,638	(29,415)
12/20/2026	1,919,557	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	258,457	215,421	(43,036)
12/20/2026	866,467	iTraxx Europe Crossover	Equal to 5.00%	—%	Quarterly	119,716	97,238	(22,478)
12/20/2026	652,000	iTraxx Europe Sub Financials	Equal to 1.00%	—%	Quarterly	(4,970)	(8,394)	(3,424)
12/20/2026	2,640,000	iTraxx Europe Sub Financials	Equal to 1.00%	—%	Quarterly	(26,819)	(33,987)	(7,168)
						$2,859,846	$2,432,278	$(427,568)

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At January 31, 2022, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
EUR	10,850,000	11/11/2026	Receive	6-month EURIBOR	—%	Semiannually	$172,157	$211,333	$39,176
EUR	4,680,000	11/12/2026	Receive	6-month EURIBOR	—%	Semiannually	49,603	91,333	41,730
EUR	6,170,000	11/12/2026	Receive	6-month EURIBOR	—%	Semiannually	98,112	120,412	22,300
MXN	6,270,000	12/01/2026	Receive	28 Day TIIE	7.02%	Monthly	1,207	5,241	4,034
USD	11,900,000	01/19/2027	Receive	12-month SOFR	1.36%	Annually	—	52,864	52,864
USD	3,850,000	12/09/2031	Receive	12-month CPI	2.72%	Annually	—	40,755	40,755
USD	35,500	09/02/2050	Receive	12-month CPI	2.06%	Annually	—	7,234	7,234
USD	35,500	09/02/2050	Receive	12-month CPI	2.06%	Annually	—	7,204	7,204
EUR	5,480,000	10/14/2051	Receive	6-month EURIBOR	0.62%	Semiannually	—	(197,040)	(197,040)
							$321,079	$339,336	$18,257
EUR	10,850,000	11/11/2026	Pay	6-month EURIBOR	—%	Annually	$4,710	$(200,271)	$(204,981)
EUR	10,850,000	11/12/2026	Pay	6-month EURIBOR	—%	Annually	32,831	(200,847)	(233,678)
MXN	43,300,000	12/01/2026	Pay	28 Day TIIE	7.02%	Monthly	—	(36,193)	(36,193)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

MXN	285,000,000	01/11/2027	Pay	28 Day TIIE	7.50%	Monthly	(4,980)	35,060	40,040
USD	1,283,332	12/09/2031	Pay	12-month CPI	2.72%	Annually	(1,664)	(13,585)	(11,921)
USD	2,566,668	12/09/2031	Pay	12-month CPI	2.72%	Annually	(10,216)	(27,170)	(16,954)
USD	35,500	09/02/2050	Pay	12-month CPI	2.06%	Annually	955	(7,234)	(8,189)
USD	35,500	09/02/2050	Pay	12-month CPI	2.06%	Annually	991	(7,204)	(8,195)
EUR	1,125,000	10/14/2051	Pay	6-month EURIBOR	0.62%	Annually	148,591	42,497	(106,094)
EUR	1,125,000	10/14/2051	Pay	6-month EURIBOR	0.62%	Annually	165,811	42,487	(123,324)
EUR	526,000	10/14/2051	Pay	6-month EURIBOR	0.62%	Annually	16,921	19,828	2,907
EUR	2,704,000	10/14/2051	Pay	6-month EURIBOR	0.62%	Annually	113,768	101,878	(11,890)
							$467,718	$(250,754)	$(718,472)
							$788,797	$88,582	$(700,215)

At January 31, 2022, the Fund held the following over-the-counter total return swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Total Return of Equity Index	Equity Security	Floating Rate Index	Frequency of Payments Made	Value	Unrealized Appreciation/ (Depreciation)
USD	3,666,728	12/16/2022	Receive	MSCI World Index	3-month SOFR	Quarterly	$92,161	$92,161
USD	2,276,586	04/25/2022	Pay	MSCI China A Index	1-month SOFR	Monthly	$(70,661)	$(70,661)
USD	326,577	03/15/2022	Pay	MSCI China A Index	1-month SOFR	Monthly	(20,288)	(20,288)
USD	3,640,513	12/16/2022	Pay	MSCI World Quality Index	3-month SOFR	Quarterly	(189,960)	(189,960)
							$(280,909)	$(280,909)
							$(188,748)	$(188,748)

At January 31, 2022, the Fund held the following purchased options:

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value

CALL OPTIONS PURCHASED (0.3%)
Index Options (0.3%)
CBOE Volatility Index	02/16/2022	19	109	207,100	61,203	70,414	9,211
CBOE Volatility Index	02/16/2022	26	25	65,000	8,913	6,750	(2,163)
CBOE Volatility Index	03/15/2022	35	271	948,500	113,901	58,265	(55,636)
CBOE Volatility Index	04/20/2022	23	118	271,400	60,810	66,080	5,270
CBOE Volatility Index	04/20/2022	29	16	46,400	5,731	6,080	349
						$207,589	$(42,969)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

PUT OPTIONS PURCHASED (0.2%)
Index Options (0.2%)
CAC 40 Index	02/18/2022	6,700	9	603,000	7,858	7,858	—
DAX Index	02/18/2022	14,900	8	596,000	7,912	7,912	—
FTSE 100 Index	02/18/2022	6,925	8	554,000	2,863	2,863	—
Nikkei 225 Index	02/10/2022	27,125	5	135,625,000	34,997	34,997	—
S&P 500 Index	02/18/2022	4,360	5	2,180,000	30,073	30,073	—
S&PASX 200 Index	02/17/2022	7,000	21	1,470,000	24,516	24,516	—
						$108,219	$—

At January 31, 2022, the Fund held the following written options:

Description	Notional Amount	Cost	Value	Unrealized Value
CALL OPTIONS WRITTEN (0.0%)
Swaptions (0.0%)
10 year Interest Rate Swap Call, expiring 3/28/2022, Pay 0.45%, Receive 3-month LIBOR	(1,200,000)	(5,500)	(297)	5,203
10 year Interest Rate Swap Call, expiring 4/12/2022, Pay 0.45%, Receive 3-month LIBOR	(18,150,000)	(80,084)	(11,644)	68,440
			$(11,941)	$73,643

PUT OPTIONS WRITTEN (0.6%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value

Index Options (0.5%)
CAC 40 Index	02/18/2022	6,700	(9)	(603,000)	(4,809)	(5,614)	(805)
CAC 40 Index	03/18/2022	6,400	(9)	(576,000)	(9,119)	(7,234)	1,885
DAX Index	02/18/2022	14,900	(8)	(596,000)	(4,255)	(6,799)	(2,544)
DAX Index	03/18/2022	14,250	(8)	(570,000)	(9,002)	(8,071)	931
FTSE 100 Index	02/18/2022	6,925	(8)	(554,000)	(3,722)	(2,528)	1,194
FTSE 100 Index	03/18/2022	6,900	(7)	(552,000)	(7,145)	(4,058)	3,087
Nikkei 225 Index	02/10/2022	27,125	(5)	(135,625,000)	(7,096)	(19,334)	(12,238)
Nikkei 225 Index	03/11/2022	24,750	(5)	(123,750,000)	(14,968)	(10,210)	4,758
S&P 500 Index	02/18/2022	4,360	(5)	(2,180,000)	(16,942)	(21,400)	(4,458)
S&P 500 Index	02/18/2022	4,360	(5)	(2,180,000)	(16,942)	(23,045)	(6,103)
S&P 500 Index	02/28/2022	4,100	(13)	(5,330,000)	(115,031)	(29,770)	85,261
S&P 500 Index	03/18/2022	4,100	(5)	(2,050,000)	(26,387)	(21,550)	4,837
S&P 500 Index	03/31/2022	4,240	(10)	(4,240,000)	(56,865)	(79,950)	(23,085)
S&PASX 200 Index	02/17/2022	7,000	(21)	(1,470,000)	(4,345)	(21,931)	(17,586)
S&PASX 200 Index	03/17/2022	6,475	(22)	(1,424,500)	(13,204)	(13,502)	(298)
						$(274,996)	$34,836

Description	Notional Amount	Cost	Value	Unrealized Value
Swaptions (0.1%)
10 year Interest Rate Swap Put, expiring 3/28/2022, Pay 3-month LIBOR, Receive 0.54%	(1,200,000)	(6,500)	(4,614)	1,886
10 year Interest Rate Swap Put, expiring 4/12/2022, Pay 3-month LIBOR, Receive 0.57%	(18,150,000)	(103,231)	(73,722)	29,509
			$(78,336)	$31,395
			$(353,332)	$66,231

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (98.0%)
ARGENTINA (0.4%)
Transportadora de Gas del Sur SA (USD), 6.75%, 05/02/2025 (a)	$575,000	$519,990

BERMUDA (0.4%)
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK (USD), 7.63%, 10/15/2025 (a)(b)	513,140	531,172

BRAZIL (2.4%)
Braskem Netherlands Finance BV (USD), 4.50%, 01/10/2028 (a)	810,000	834,786
CSN Resources SA (USD), 7.63%, 04/17/2026 (a)	314,000	327,348
NBM US Holdings, Inc. (USD), 7.00%, 05/14/2026 (a)	469,000	489,415
Petrobras Global Finance BV (USD), 5.60%, 01/03/2031	536,000	552,616
Rede D'or Finance Sarl
(USD), 4.95%, 01/17/2028 (a)	380,000	381,330
(USD), 4.50%, 01/22/2030 (a)	204,000	193,371
		2,778,866
CANADA (1.1%)
NOVA Chemicals Corp. (USD), 4.25%, 05/15/2029 (a)	638,000	607,695
Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD), 7.75%, 04/15/2026 (a)	720,000	733,500
		1,341,195
CHILE (0.4%)
VTR Finance NV (USD), 6.38%, 07/15/2028 (a)	442,000	450,840

CHINA (1.6%)
China Evergrande Group (USD), 9.50%, 04/11/2022 (a)	465,000	76,725
CIFI Holdings Group Co. Ltd.
(USD), 6.55%, 03/28/2024 (a)	700,000	644,000
(USD), 4.45%, 08/17/2026 (a)	200,000	168,000
Kaisa Group Holdings Ltd.
(USD), 9.75%, 09/28/2023 (a)	230,000	61,525
(USD), 9.38%, 06/30/2024 (a)	495,000	132,413
Sunac China Holdings Ltd. (USD), 7.95%, 10/11/2023 (a)	825,000	501,187
Zhenro Properties Group Ltd.
(USD), 7.88%, 04/14/2024 (a)	200,000	88,500
(USD), 7.10%, 09/10/2024 (a)	429,000	186,615
		1,858,965
EL SALVADOR (0.4%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	443,230

FRANCE (0.8%)
Casino Guichard Perrachon SA (EUR), 6.63%, 01/15/2026 (a)	325,000	353,620
Iliad Holding SASU (USD), 6.50%, 10/15/2026 (a)	532,000	538,719
		892,339
GERMANY (5.2%)
Aareal Bank AG, FRN (EUR), 1 year EUR Swap + 7.180%, 6.64%, 04/30/2022 (a)(c)(d)	400,000	452,530
ADLER Group SA (EUR), 3.25%, 08/05/2025 (a)	200,000	192,428
ADLER Real Estate AG (EUR), 1.88%, 04/27/2023 (a)	100,000	106,197
CT Investment GmbH (EUR), 5.50%, 04/15/2026 (a)	590,000	658,474

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global High Income Fund

Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), VRN (GBP), 7.13%, 04/30/2026 (a)(c)	$300,000	$421,170
Gruenenthal GmbH
(EUR), 3.63%, 11/15/2026 (a)	299,000	335,072
(EUR), 4.13%, 05/15/2028 (a)	230,000	257,748
Nidda BondCo GmbH (EUR), 5.00%, 09/30/2025 (a)	305,000	332,931
Nidda Healthcare Holding GmbH (EUR), 3.50%, 09/30/2024 (a)	223,000	244,893
Schaeffler AG
(EUR), 2.88%, 03/26/2027 (a)	350,000	417,846
(EUR), 3.38%, 10/12/2028 (a)	200,000	243,677
Techem Verwaltungsgesellschaft 674 mbH (EUR), 6.00%, 07/30/2026 (a)	395,639	453,415
Tele Columbus AG (EUR), 3.88%, 05/02/2025 (a)	684,000	733,860
TK Elevator Holdco GmbH (EUR), 6.63%, 07/15/2028 (a)	314,100	362,904
TK Elevator Midco GmbH (EUR), 4.38%, 07/15/2027 (a)	176,000	199,376
ZF Europe Finance BV
(EUR), 2.00%, 02/23/2026 (a)	300,000	332,507
(EUR), 2.50%, 10/23/2027 (a)	300,000	330,716
		6,075,744
ISRAEL (1.8%)
Teva Pharmaceutical Finance Netherlands III BV
(USD), 7.13%, 01/31/2025	1,061,000	1,106,421
(USD), 3.15%, 10/01/2026	681,000	625,063
(USD), 4.75%, 05/09/2027	407,000	393,773
		2,125,257
ITALY (1.4%)
Golden Goose SpA, FRN (EUR), 3 mo. Euribor + 4.875%, 4.88%, 05/14/2027 (a)(d)	348,000	384,655
IMA Industria Macchine Automatiche SpA
(EUR), 3.75%, 01/15/2028 (a)	231,000	249,790
FRN (EUR), 3 mo. Euribor + 4.000%, 4.00%, 01/15/2028 (a)(d)	100,000	111,324
Kedrion SpA (EUR), 3.38%, 05/15/2026 (a)	487,000	540,424
UniCredit SpA, (fixed rate to 06/03/2023, variable rate thereafter) (EUR), 6.63%, 06/03/2023 (a)(c)	330,000	387,466
		1,673,659
JAPAN (1.3%)
SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), VRN (USD), 6.00%, 07/19/2023 (a)(c)	1,620,000	1,552,284

LUXEMBOURG (4.8%)
Albion Financing 1 SARL / Aggreko Holdings, Inc. (EUR), 5.25%, 10/15/2026 (a)	246,000	271,120
Albion Financing 2SARL (USD), 8.75%, 04/15/2027 (a)	519,000	515,108
Altice Financing SA (USD), 5.75%, 08/15/2029 (a)	449,000	419,671
Altice France Holding SA (EUR), 8.00%, 05/15/2027 (a)	683,000	800,587
Cidron Aida Finco SARL (GBP), 6.25%, 04/01/2028 (a)	353,000	456,248
Cidron Aida Finco Sarl (EUR), 5.00%, 04/01/2028 (a)	291,000	315,606
Cullinan Holdco Scsp (EUR), 4.63%, 10/15/2026 (a)	262,000	287,168
Galapagos SA (EUR), 5.38%, 06/15/2021 (a)(e)(f)	60,500	—
Garfunkelux Holdco 3 SA
(EUR), 6.75%, 11/01/2025 (a)	231,000	265,252
(GBP), 7.75%, 11/01/2025 (a)	240,000	330,142
Kleopatra Finco Sarl (EUR), 4.25%, 03/01/2026 (a)	113,000	119,333
Kleopatra Holdings 2 SCA (EUR), 6.50%, 09/01/2026 (a)	327,000	321,780
LHMC Finco 2 Sarl, PIK (EUR), 7.25%, 10/02/2025 (a)(b)	292,464	317,861

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global High Income Fund

Matterhorn Telecom SA (EUR), 3.13%, 09/15/2026 (a)	$1,087,000	$1,189,134
		5,609,010
MEXICO (2.9%)
Braskem Idesa SAPI (USD), 6.99%, 02/20/2032 (a)	200,000	198,500
Petroleos Mexicanos
(USD), 6.49%, 01/23/2027	300,000	313,239
(USD), 5.35%, 02/12/2028	1,580,000	1,545,200
(USD), 6.70%, 02/16/2032 (a)	610,000	603,839
Sixsigma Networks Mexico SA de CV (USD), 7.50%, 05/02/2025 (a)	750,000	721,875
		3,382,653
NETHERLANDS (2.5%)
Leaseplan Corporation NV, (fixed rate to 05/29/2024, variable rate thereafter), VRN (EUR), 7.38%, 05/29/2024 (a)(c)	250,000	307,160
Nobel Bidco BV (EUR), 3.13%, 06/15/2028 (a)	340,000	356,266
Stichting AK Rabobank Certificaten (EUR), 6.50%, 12/29/2049 (a)(c)(g)	355,750	516,577
Summer BidCo BV, PIK (EUR), 9.00%, 11/15/2025 (a)(b)	367,063	417,355
Trivium Packaging Finance BV (USD), 5.50%, 08/15/2026 (a)	690,000	695,603
United Group BV (EUR), 5.25%, 02/01/2030	223,000	243,014
Ziggo Bond Co. BV (EUR), 3.38%, 02/28/2030 (a)	382,000	396,099
		2,932,074
NIGERIA (0.7%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	760,000	796,100

PANAMA (0.6%)
C&W Senior Financing DAC (USD), 6.88%, 09/15/2027 (a)	636,000	662,747

SOUTH AFRICA (0.5%)
Liquid Telecommunications Financing PLC (USD), 5.50%, 09/04/2026 (a)	584,000	588,672

SPAIN (0.5%)
Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter) (USD), 6.50%, 03/05/2025 (c)	200,000	207,750
Cirsa Finance International Sarl (EUR), 3.63%, 09/30/2025 (a)(d)	308,000	335,642
		543,392
SWEDEN (0.6%)
Verisure Holding AB (EUR), 3.25%, 02/15/2027 (a)	333,000	362,418
Verisure Midholding AB (EUR), 5.25%, 02/15/2029 (a)	275,000	304,747
		667,165
SWITZERLAND (0.6%)
Consolidated Energy Finance SA (USD), 5.63%, 10/15/2028 (a)	502,000	472,016
Dufry One BV (EUR), 2.50%, 10/15/2024 (a)	250,000	275,245
		747,261
TURKEY (1.3%)
Akbank TAS, (fixed rate to 03/16/2022, variable rate thereafter) (USD), 7.20%, 03/16/2027 (a)	619,000	616,772
Turk Telekomunikasyon AS (USD), 4.88%, 06/19/2024 (a)	410,000	404,916
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	450,000	454,882
		1,476,570

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global High Income Fund

UKRAINE (1.1%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	$515,000	$455,775
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	1,009,000	892,965
		1,348,740
UNITED KINGDOM (6.7%)
180 Medical, Inc. (USD), 3.88%, 10/15/2029 (a)	769,000	747,852
Arqiva Broadcast Finance PLC (GBP), 6.75%, 09/30/2023 (a)	600,000	815,784
Bellis Acquisition Co. PLC (GBP), 3.25%, 02/16/2026 (a)	278,000	345,603
Bellis Finco PLC (GBP), 4.00%, 02/16/2027 (a)	111,000	135,098
Constellation Automotive Financing PLC (GBP), 4.88%, 07/15/2027 (a)	200,000	250,824
eG Global Finance PLC (EUR), 4.38%, 02/07/2025 (a)	600,000	661,728
Ithaca Energy North Sea PLC (USD), 9.00%, 07/15/2026 (a)	581,000	596,977
Jerrold Finco PLC
(GBP), 4.88%, 01/15/2026 (a)	134,000	179,778
(GBP), 5.25%, 01/15/2027 (a)	306,000	411,025
Merlin Entertainments Ltd. (USD), 5.75%, 06/15/2026 (a)	695,000	721,062
Motion Finco Sarl (EUR), 7.00%, 05/15/2025 (a)	200,000	233,345
TalkTalk Telecom Group Ltd. (GBP), 3.88%, 02/20/2025 (a)	500,000	603,524
Thames Water Kemble Finance PLC (GBP), 4.63%, 05/19/2026 (a)	300,000	407,239
Very Group Funding PLC (The) (GBP), 6.50%, 08/01/2026 (a)	639,000	852,945
Virgin Media Vendor Financing Notes III DAC (GBP), 4.88%, 07/15/2028 (a)	644,000	838,351
		7,801,135
UNITED STATES (57.1%)
99 Escrow Issuer, Inc. (USD), 7.50%, 01/15/2026 (a)	449,000	340,118
Academy Ltd. (USD), 6.00%, 11/15/2027 (a)	502,000	524,590
Adams Homes, Inc. (USD), 7.50%, 02/15/2025 (a)	443,000	456,290
Adient Global Holdings Ltd. (USD), 4.88%, 08/15/2026 (a)	398,000	400,786
Aethon United BR LP / Aethon United Finance Corp. (USD), 8.25%, 02/15/2026 (a)	413,000	434,943
Affinity Gaming (USD), 6.88%, 12/15/2027 (a)	1,155,000	1,172,325
Apache Corp. (USD), 4.38%, 10/15/2028	638,000	660,113
ASP Unifrax Holdings, Inc.
(USD), 5.25%, 09/30/2028 (a)	418,000	410,685
(USD), 7.50%, 09/30/2029 (a)	139,000	134,656
Austin BidCo, Inc. (USD), 7.13%, 12/15/2028 (a)	1,241,000	1,259,615
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (USD), 5.38%, 03/01/2029 (a)	653,000	654,358
Ball Corp.
(USD), 2.88%, 08/15/2030	745,000	690,988
(USD), 3.13%, 09/15/2031	200,000	186,750
Banff Merger Sub, Inc. (EUR), 8.38%, 09/01/2026 (a)	525,000	608,639
Bausch Health Americas, Inc. (USD), 8.50%, 01/31/2027 (a)	685,000	692,706
Bausch Health Cos., Inc. (USD), 6.13%, 02/01/2027	235,000	235,881
Carnival Corp.
(USD), 10.50%, 02/01/2026 (a)	701,000	787,223
(USD), 6.00%, 05/01/2029 (a)	725,000	697,450
Catalent Pharma Solutions, Inc. (USD), 3.50%, 04/01/2030 (a)	777,000	726,658
CCM Merger, Inc. (USD), 6.38%, 05/01/2026 (a)	511,000	528,885
CCO Holdings LLC / CCO Holdings Capital Corp.
(USD), 4.25%, 02/01/2031 (a)	546,000	520,873
(USD), 4.75%, 02/01/2032 (a)	346,000	340,360
(USD), 4.25%, 01/15/2034 (a)	1,126,000	1,041,831
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op (USD), 6.50%, 10/01/2028	765,000	805,162
Cengage Learning, Inc. (USD), 9.50%, 06/15/2024 (a)	598,000	600,464
Cheniere Energy, Inc. (USD), 4.63%, 10/15/2028	327,000	331,905

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global High Income Fund

Chesapeake Energy Corp. (USD), 6.75%, 04/15/2029 (a)	$490,000	$523,688
Cimpress PLC (USD), 7.00%, 06/15/2026 (a)	779,000	800,757
Coinbase Global, Inc.
(USD), 3.38%, 10/01/2028 (a)	519,000	465,434
(USD), 3.63%, 10/01/2031 (a)	459,000	399,904
Colgate Energy Partners III LLC (USD), 5.88%, 07/01/2029 (a)	423,000	429,874
Consensus Cloud Solutions, Inc.
(USD), 6.00%, 10/15/2026 (a)	215,000	221,493
(USD), 6.50%, 10/15/2028 (a)	607,000	622,548
Consolidated Communications, Inc.
(USD), 5.00%, 10/01/2028 (a)	79,000	76,547
(USD), 6.50%, 10/01/2028 (a)	438,000	451,009
DT Midstream, Inc.
(USD), 4.13%, 06/15/2029 (a)	470,000	463,650
(USD), 4.38%, 06/15/2031 (a)	132,000	130,350
Dun & Bradstreet Corp. (The) (USD), 5.00%, 12/15/2029 (a)	745,000	743,138
Embarq Corp. (USD), 8.00%, 06/01/2036	512,000	527,043
Energy Transfer LP, (fixed rate to 05/15/2025, variable rate thereafter), Series F, VRN (USD), 6.75%, 05/15/2025 (c)	830,000	831,826
Ford Motor Co.
(USD), 9.00%, 04/22/2025	1,189,000	1,404,887
(USD), 9.63%, 04/22/2030	422,000	592,910
Frontier Communications Holdings LLC (USD), 6.00%, 01/15/2030 (a)	745,000	719,074
FXI Holdings, Inc.
(USD), 7.88%, 11/01/2024 (a)	410,000	414,592
(USD), 12.25%, 11/15/2026 (a)	365,000	399,759
Goodyear Tire & Rubber Co. (The)
(USD), 9.50%, 05/31/2025	604,000	643,260
(USD), 5.00%, 07/15/2029 (a)	115,000	115,058
(USD), 5.25%, 07/15/2031 (a)	127,000	127,875
(USD), 5.63%, 04/30/2033	569,000	579,919
Graphic Packaging International LLC (USD), 3.75%, 02/01/2030 (a)	1,113,000	1,068,480
Great Lakes Dredge & Dock Corp. (USD), 5.25%, 06/01/2029 (a)	782,000	799,595
HCA, Inc. (USD), 5.88%, 02/15/2026	381,000	414,722
Hertz Corp. (The)
(USD), 4.63%, 12/01/2026 (a)	279,000	270,686
(USD), 5.00%, 12/01/2029 (a)	342,000	329,312
Hess Midstream Operations LP (USD), 4.25%, 02/15/2030 (a)	547,000	527,855
Hilcorp Energy I LP / Hilcorp Finance Co.
(USD), 5.75%, 02/01/2029 (a)	539,000	549,780
(USD), 6.00%, 02/01/2031 (a)	194,000	196,910
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc (USD), 5.00%, 06/01/2029 (a)	465,000	462,675
Howard Midstream Energy Partners LLC (USD), 6.75%, 01/15/2027 (a)	88,000	90,283
Howmet Aerospace, Inc.
(USD), 6.88%, 05/01/2025	43,000	47,569
(USD), 3.00%, 01/15/2029	852,000	806,946
(USD), 5.95%, 02/01/2037	932,000	1,046,170
II-VI, Inc. (USD), 5.00%, 12/15/2029 (a)	98,000	97,809
International Game Technology PLC (EUR), 3.50%, 06/15/2026 (a)	622,000	701,581
Iron Mountain, Inc. (USD), 5.00%, 07/15/2028 (a)	610,000	609,085
ITT Holdings LLC (USD), 6.50%, 08/01/2029 (a)	688,000	660,088
Kraton Polymers LLC / Kraton Polymers Capital Corp. (USD), 4.25%, 12/15/2025 (a)	390,000	401,700
LCPR Senior Secured Financing DAC (USD), 5.13%, 07/15/2029 (a)	527,000	516,829
LD Holdings Group LLC (USD), 6.13%, 04/01/2028 (a)	796,000	707,620
LogMeIn, Inc. (USD), 5.50%, 09/01/2027 (a)	1,138,000	1,106,705

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global High Income Fund

Macy's Retail Holdings LLC
(USD), 3.63%, 06/01/2024	$21,000	$21,321
(USD), 5.88%, 04/01/2029 (a)	775,000	789,880
MajorDrive Holdings IV LLC (USD), 6.38%, 06/01/2029 (a)	557,000	529,150
Mauser Packaging Solutions Holding Co. (USD), 7.25%, 04/15/2025 (a)	432,000	429,291
Michaels Cos Inc.(The) (USD), 5.25%, 05/01/2028 (a)	491,000	472,799
Midcontinent Communications / Midcontinent Finance Corp. (USD), 5.38%, 08/15/2027 (a)	520,000	527,150
Millennium Escrow Corp. (USD), 6.63%, 08/01/2026 (a)	529,000	524,535
Minerva Merger Sub, Inc. (USD), 6.50%, 02/15/2030	590,000	588,525
MIWD Holdco II LLC / MIWD Finance Corp. (USD), 5.50%, 02/01/2030	396,000	392,408
Mozart Debt Merger Sub, Inc. (USD), 3.88%, 04/01/2029 (a)	689,000	663,989
NCL Corp. Ltd. (USD), 10.25%, 02/01/2026 (a)	713,000	807,472
NCL Finance Ltd. (USD), 6.13%, 03/15/2028 (a)	131,000	123,887
New Enterprise Stone & Lime Co., Inc. (USD), 5.25%, 07/15/2028 (a)	672,000	672,000
NRG Energy, Inc.
(USD), 3.38%, 02/15/2029 (a)	1,035,000	956,097
(USD), 3.63%, 02/15/2031 (a)	241,000	223,528
Occidental Petroleum Corp.
(USD), 3.00%, 02/15/2027	245,000	237,067
(USD), 6.38%, 09/01/2028	780,000	887,250
(USD), 6.63%, 09/01/2030	298,000	349,706
(USD), 4.40%, 04/15/2046	138,000	131,972
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer (USD), 4.88%, 05/15/2029 (a)	491,000	485,314
Photo Holdings Merger Sub, Inc. (USD), 8.50%, 10/01/2026 (a)	528,000	533,259
Playtika Holding Corp. (USD), 4.25%, 03/15/2029 (a)	770,000	736,313
Qwest Capital Funding, Inc.
(USD), 6.88%, 07/15/2028	671,000	704,550
(USD), 7.75%, 02/15/2031	659,000	701,835
Royal Caribbean Cruises Ltd.
(USD), 11.50%, 06/01/2025 (a)	209,000	231,307
(USD), 5.50%, 04/01/2028 (a)	271,000	262,949
Shutterfly, Inc., 2021 Term Loan (USD), 5.75%, 09/25/2026 (d)	250,000	242,500
Six Flags Theme Parks, Inc. (USD), 7.00%, 07/01/2025 (a)	749,000	780,832
Southwestern Energy Co. (USD), 4.75%, 02/01/2032	583,000	582,015
Spirit AeroSystems, Inc.
(USD), 7.50%, 04/15/2025 (a)	611,000	633,723
(USD), 4.60%, 06/15/2028	346,000	334,073
Staples, Inc.
(USD), 7.50%, 04/15/2026 (a)	737,000	726,866
(USD), 10.75%, 04/15/2027 (a)	215,000	200,397
Starwood Property Trust, Inc. (USD), 3.63%, 07/15/2026 (a)	471,000	459,611
Summer BC Bidco B LLC (USD), 5.50%, 10/31/2026 (a)	721,000	705,859
SunCoke Energy, Inc. (USD), 4.88%, 06/30/2029 (a)	1,153,000	1,123,333
Tempur Sealy International, Inc. (USD), 3.88%, 10/15/2031 (a)	626,000	583,795
Tenet Healthcare Corp. (USD), 6.13%, 10/01/2028 (a)	458,000	459,498
Tenneco, Inc. (USD), 5.13%, 04/15/2029 (a)	316,000	292,667
Turning Point Brands, Inc. (USD), 5.63%, 02/15/2026 (a)	1,014,000	1,008,930
Univision Communications, Inc.
(USD), 6.63%, 06/01/2027 (a)	388,000	409,288
(USD), 4.50%, 05/01/2029 (a)	199,000	197,098
USA Compression Partners LP / USA Compression Finance Corp. (USD), 6.88%, 09/01/2027	494,000	507,289
Venture Global Calcasieu Pass LLC
(USD), 3.88%, 08/15/2029 (a)	255,000	254,551
(USD), 4.13%, 08/15/2031 (a)	255,000	256,655
(USD), 3.88%, 11/01/2033 (a)	230,000	227,580

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Global High Income Fund

Vertiv Group Corp. (USD), 4.13%, 11/15/2028 (a)	$679,000	$661,692
Viking Cruises Ltd. (USD), 13.00%, 05/15/2025 (a)	540,000	603,450
Vistra Operations Co. LLC
(USD), 5.63%, 02/15/2027 (a)	287,000	292,749
(USD), 4.38%, 05/01/2029 (a)	221,000	213,265
VM Consolidated, Inc. (USD), 5.50%, 04/15/2029 (a)	1,124,000	1,119,077
Weatherford International Ltd. (USD), 8.63%, 04/30/2030 (a)	656,000	667,480
Welbilt, Inc., 2018 Term Loan B (USD), 2.61%, 10/23/2025 (d)	800,000	797,666
Wolverine World Wide, Inc. (USD), 4.00%, 08/15/2029 (a)	547,000	525,462
ZipRecruiter, Inc. (USD), 5.00%, 01/15/2030 (a)	500,000	494,530
		66,686,734
ZAMBIA (0.9%)
First Quantum Minerals Ltd.
(USD), 7.25%, 04/01/2023 (a)	416,000	417,551
(USD), 6.50%, 03/01/2024 (a)	662,000	669,447
		1,086,998
Total Corporate Bonds		114,572,792

SHORT-TERM INVESTMENT —0.5%
UNITED STATES (0.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(h)	517,841	517,841
Total Short-Term Investment		517,841
Total Investments (Cost $117,838,862) —98.5%		115,090,633
Other Assets in Excess of Liabilities—1.5%		1,776,350
Net Assets—100.0%		$116,866,983

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(d)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Security is in default.
(f)	Illiquid security.
(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment In Kind
PLC	Public Limited Company
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Global High Income Fund

At January 31, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

British Pound/United States Dollar
04/12/2022	UBS AG	GBP	352,000	USD	478,985	$473,223	$(5,762)
Euro/United States Dollar
04/12/2022	Royal Bank of Canada	EUR	85,000	USD	97,554	95,651	(1,903)
						$568,874	$(7,665)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation

United States Dollar/British Pound
04/12/2022	Deutsche Bank AG	USD	6,722,378	GBP	4,967,000	$6,677,557	$44,821
United States Dollar/Euro
04/12/2022	JPMorgan Chase Bank N.A.	USD	17,467,106	EUR	15,405,000	17,335,364	131,742
04/12/2022	Royal Bank of Canada	USD	106,771	EUR	93,000	104,654	2,117
04/12/2022	UBS AG	USD	252,869	EUR	221,000	248,693	4,176
						$24,366,268	$182,856

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (99.4%)
Alabama (2.9%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047(a)	$1,000,000	$1,010,264
Black Belt Energy Gas District Revenue Bonds (Project No. 6), Series B, VRN, 4.00%, 10/01/2052(a)	600,000	659,596
		1,669,860
California (3.7%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	350,000	367,484
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	447,122
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	470,000	567,467
Series A, 6.50%, 11/01/2039	500,000	754,075
		2,136,148
Colorado (0.3%)
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy), 4.00%, 05/01/2041	170,000	183,086

Connecticut (2.2%)
State Health & Educational Facilities Authority Revenue Bonds, Series F, 5.00%, 07/01/2027	1,135,000	1,286,880

District of Columbia (1.0%)
Washington Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	584,069

Florida (9.9%)
City of Lakeland Revenue Bonds, Series B, AMT, 5.00%, 10/01/2028	565,000	685,947
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,008,311
Florida Development Finance Corp. Revenue Bonds (Glenridge On Palmer Ranch), 5.00%, 06/01/2035	225,000	254,389
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter AC), Series A, 4.00%, 06/30/2041(b)	765,000	808,842
Florida Development Finance Corp. Revenue Bonds (Imagine School at Broward), 5.00%, 12/15/2039(b)	500,000	564,538
Palm Beach County Educational Facilities Authority Revenue Bonds (Palm Beach Atlantic University, Inc.)
4.00%, 10/01/2027	260,000	285,250
4.00%, 10/01/2028	270,000	298,374
Palm Beach County Revenue Bonds (Provident Group - LU Properties LLC - LYNN University Housing Project), Series A, 5.00%, 06/01/2057(b)	600,000	682,866
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project), 5.00%, 01/01/2039	160,000	174,609
St Johns County Industrial Development Authority Revenue Bonds (Vicar's Landing Project), 4.00%, 12/15/2041	750,000	785,941
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	266,820
		5,815,887
Georgia (0.7%)
Development Authority of Burke County Pollution Control Revenue Bonds (Georgia Power Company Plant Vogtle Project), 2.20%, 10/01/2032	100,000	97,942

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

Main Street Natural Gas, Inc. Revenue Bonds, Series A, 5.00%, 05/15/2035	$250,000	$322,089
		420,031
Hawaii (1.1%)
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	560,000	658,195

Illinois (0.4%)
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group), 5.00%, 05/15/2041	200,000	229,727

Indiana (1.3%)
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	750,000	782,675

Kentucky (0.9%)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	500,000	526,712

Louisiana (1.8%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Glen Retirement System), Series A, 5.00%, 01/01/2023	170,000	172,438
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 05/15/2026), 3.00%, 05/15/2031	10,000	10,618
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), 5.00%, 01/01/2028	500,000	595,791
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), 5.00%, 10/01/2027	250,000	295,723
		1,074,570
Maryland (3.4%)
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 0.78%, 03/01/2030(a)	2,000,000	2,000,000

Massachusetts (1.6%)
Massachusetts Development Finance Agency Revenue Bonds, Series A, 5.00%, 07/01/2036	500,000	590,011
Massachusetts Development Finance Agency Revenue Bonds (Massachusetts Seven Hills Foundation & Affiliates Issue), 5.00%, 09/01/2031	270,000	333,665
		923,676
Michigan (3.8%)
Flint Hospital Building Authority Revenue Bonds
4.00%, 07/01/2035	1,000,000	1,115,875
4.00%, 07/01/2038	750,000	833,928
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), 3.25%, 02/01/2024	295,000	298,536
		2,248,339
Missouri (0.4%)
Plaza at Noah's Ark Community Improvement District Revenue Bonds, 3.00%, 05/01/2022	60,000	60,115
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.), 4.00%, 08/01/2036	165,000	188,204
		248,319
New Hampshire (1.0%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
5.00%, 08/01/2035	250,000	296,890
5.00%, 08/01/2036	245,000	291,037
		587,927

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

New Jersey (5.1%)
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey)
Series F (Pre-refunded @ $100, 07/01/2026), 4.00%, 07/01/2033	$70,000	$77,959
Series F, 4.00%, 07/01/2033	30,000	32,716
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,348,631
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	542,233
		3,001,539
New York (15.0%)
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	85,000	94,634
5.00%, 07/01/2033(b)	625,000	720,604
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	161,106
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,145,722
Metropolitan Transportation Authority Revenue Bonds
Series C-1, 5.00%, 11/15/2027	1,150,000	1,291,488
Series A-1, 5.00%, 11/15/2027	695,000	785,372
Series A-2, VRN, 5.00%, 11/15/2045(a)	400,000	485,251
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,083,743
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	345,742
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,230,849
New York Transportation Development Corp. Revenue Bonds, AMT, 4.00%, 10/31/2034	250,000	283,988
Port Authority of New York & New Jersey Revenue Bonds, AMT, 5.00%, 07/15/2033	400,000	492,393
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	652,730
		8,773,622
Ohio (2.6%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, 5.00%, 06/01/2055	110,000	120,911
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	135,000	138,655
Ohio Higher Educational Facility Commission Revenue Bonds, 4.00%, 07/01/2030	1,095,000	1,257,094
		1,516,660
Pennsylvania (5.8%)
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School at Broward), 4.00%, 12/01/2037	300,000	328,471
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding Revenue Bonds (Waste Management, Inc. Project), Series B, AMT, VRN, 1.10%, 06/01/2031(a)	1,000,000	983,532
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	850,000	1,076,606
School Dist. of the City of Erie, General Obligation Limited Bonds, Series A, (AGM ST AID WITHHLDG), 5.00%, 04/01/2034	825,000	998,499
		3,387,108
Puerto Rico (2.2%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A, (AGM), 5.25%, 07/01/2024	615,000	619,201
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds, (AGC-ICC), 5.50%, 07/01/2022	250,000	252,128
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	100,000	104,359

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

Highway & Transportation Authority Revenue Bonds, (AGC), 5.50%, 07/01/2031	$300,000	$325,152
		1,300,840
Rhode Island (1.4%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	796,638

South Carolina (1.9%)
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	500,000	552,667
5.00%, 01/01/2026	500,000	568,155
		1,120,822
Tennessee (5.0%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	564,090
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project)
5.00%, 10/01/2034	360,000	416,877
4.00%, 10/01/2041	1,355,000	1,433,019
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	531,571
		2,945,557
Texas (18.2%)
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools), 4.00%, 08/15/2036	100,000	106,796
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	4,675,000	5,410,853
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,035,791
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Railport Terminal II LLC), 4.00%, 01/01/2050(b)	1,000,000	1,009,291
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), Series A, 5.00%, 11/15/2029	800,000	918,711
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,090,481
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	990,000	1,125,692
		10,697,615
Utah (1.2%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	117,076
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	570,000	575,739
		692,815
Washington (0.3%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A, 5.00%, 01/01/2024(b)	180,000	188,114

Wisconsin (4.3%)
Public Finance Authority Revenue Bonds
5.00%, 06/15/2029	530,000	623,896
5.00%, 06/15/2034	425,000	494,964
Public Finance Authority Revenue Bonds, Series A, 5.00%, 07/01/2038	1,000,000	1,131,721

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	$250,000	$288,344
		2,538,925
Total Municipal Bonds		58,336,356

SHORT-TERM INVESTMENT (0.0%)
UNITED STATES (0.0%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	15,016	15,016
Total Short-Term Investment		15,016
Total Investments (Cost $55,498,495) —99.4%		58,351,372
Other Assets in Excess of Liabilities—0.6%		352,967
Net Assets—100.0%		$58,704,339

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (99.1%)
Alabama (0.3%)
Industrial Development Board of the City of Mobile Alabama Revenue Bonds (Alabama Power Co.), 0.13%, 06/01/2034(a)	$740,000	$740,000
Industrial Development Board Of The Town Of West Jefferson Solid Waste Disposal Revenue Bonds (Alabama Power Company Miller Plant Project), 0.12%, 12/01/2038(a)	400,000	400,000
Jemison Water & Sewer Revenue Bonds, Series A, 3.50%, 03/01/2026	290,000	294,712
		1,434,712
Arizona (4.7%)
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier), Series C
5.13%, 01/01/2034(b)	775,000	668,965
5.13%, 01/01/2035(b)	815,000	696,926
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation)
5.00%, 07/01/2022(b)	385,000	390,726
5.00%, 07/01/2023(b)	405,000	424,869
Arizona Industrial Development Authority Revenue Bonds (KIPP New York City Public Charter Schools - JEROME Facility Project), Series B
5.00%, 07/01/2027	160,000	178,643
5.00%, 07/01/2028	170,000	189,023
5.00%, 07/01/2029	155,000	171,721
5.00%, 07/01/2030	185,000	204,427
5.00%, 07/01/2031	195,000	214,877
5.00%, 07/01/2032	205,000	225,588
5.00%, 07/01/2033	210,000	230,939
4.00%, 07/01/2034	225,000	237,885
4.00%, 07/01/2035	235,000	248,266
4.00%, 07/01/2036	210,000	221,637
Arizona Industrial Development Authority Revenue Bonds (KIPP New York City Public Charter Schools - MACOMBS Facility Project), Series A
5.00%, 07/01/2027	55,000	62,326
5.00%, 07/01/2028	60,000	68,961
5.00%, 07/01/2029	60,000	69,834
5.00%, 07/01/2030	65,000	76,594
5.00%, 07/01/2031	65,000	77,392
5.00%, 07/01/2032	315,000	374,068
5.00%, 07/01/2033	315,000	373,596
4.00%, 07/01/2034	325,000	357,995
4.00%, 07/01/2035	305,000	335,461
4.00%, 07/01/2036	310,000	340,307
Arizona Industrial Development Authority Revenue Bonds (Legacy Cares, Inc.), Series A
6.75%, 07/01/2030(b)	6,000,000	6,817,744
5.50%, 07/01/2031(b)	100,000	107,008
6.00%, 07/01/2051(b)	800,000	866,624
Arizona Industrial Development Authority Revenue Bonds (Somerset Academy of Las Vegas), 3.00%, 12/15/2031(b)	655,000	659,106
Arizona Industrial Development Authority Revenue Refunding Bonds (Doral Academy of Northern Nevada Project)
4.00%, 07/15/2026(b)	125,000	133,889
4.00%, 07/15/2027(b)	125,000	135,031
4.00%, 07/15/2028(b)	185,000	200,751
4.00%, 07/15/2029(b)	200,000	217,867

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

4.00%, 07/15/2030(b)	$215,000	$232,695
4.00%, 07/15/2031(b)	215,000	230,597
4.00%, 07/15/2032(b)	225,000	240,545
4.00%, 07/15/2033(b)	185,000	197,398
4.00%, 07/15/2034(b)	185,000	197,016
4.00%, 07/15/2035(b)	255,000	271,212
4.00%, 07/15/2036(b)	250,000	265,380
4.00%, 07/15/2037(b)	275,000	291,354
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A, 5.00%, 02/15/2026(b)	500,000	534,482
Maricopa County Industrial Development Authority Revenue Bonds (Ottawa University),
5.00%, 10/01/2026(b)	300,000	318,887
5.13%, 10/01/2030(b)	425,000	481,517
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.), 4.00%, 07/01/2026(b)	1,250,000	1,316,239
		20,156,368
Arkansas (1.0%)
Arkansas Development Finance Authority Revenue Bonds (Central Arkansas Radiation Therapy Institute, Inc.)
4.00%, 07/01/2023	105,000	107,881
4.00%, 07/01/2024	100,000	103,810
4.00%, 07/01/2025	140,000	146,658
4.00%, 07/01/2026	185,000	195,505
4.00%, 07/01/2027	220,000	234,038
4.00%, 07/01/2028	230,000	245,848
3.00%, 07/01/2032	350,000	339,370
3.13%, 07/01/2036	360,000	348,763
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A
5.00%, 09/01/2025	1,000,000	1,107,403
5.00%, 09/01/2026	1,490,000	1,685,995
		4,515,271
California (2.6%)
California Municipal Finance Authority Revenue Bonds (Simpson University), Series A
5.00%, 10/01/2026	40,000	41,732
5.13%, 10/01/2030	1,020,000	1,102,939
California Municipal Finance Authority Revenue Bonds (United Airlines, Inc.), 4.00%, 07/15/2029	3,000,000	3,298,386
California Public Finance Authority Revenue Bonds (Kendal at Sonoma Obligated Group)
2.38%, 11/15/2028(b)	1,565,000	1,571,004
3.13%, 05/15/2029(b)	3,075,000	3,093,815
5.00%, 11/15/2036(b)	410,000	467,809
California Statewide Communities Development Authority Revenue Bonds (Provident Group-Ponoma Properties LLC), Series A, 5.60%, 01/15/2036(b)	1,800,000	1,853,561
		11,429,246
Colorado (3.0%)
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy, Inc.)
4.00%, 05/01/2024	150,000	156,769
4.00%, 05/01/2027	65,000	70,071
4.00%, 05/01/2029	145,000	157,455
4.00%, 05/01/2030	120,000	130,595
4.00%, 05/01/2036	175,000	190,435
Colorado Health Facilities Authority Revenue Bonds, Series B
5.00%, 05/15/2028	400,000	420,460
5.00%, 05/15/2028	100,000	105,115

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Colorado Health Facilities Authority Revenue Bonds (Aberdeen Ridge)
2.13%, 05/15/2028	$1,750,000	$1,736,203
2.63%, 05/15/2029	2,000,000	1,982,245
Colorado Health Facilities Authority Revenue Bonds (Aberdeen Ridge), 3.50%, 05/15/2030	6,950,000	6,880,668
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.)
5.00%, 05/15/2025	320,000	336,368
Series B, 5.00%, 05/15/2029	585,000	614,923
		12,781,307
Connecticut (1.4%)
City of West Haven General Obligation Unlimited Bonds
Series A, 5.00%, 11/01/2025	325,000	366,409
Series B, 5.00%, 11/01/2025	240,000	270,579
Series A, 5.00%, 11/01/2026	325,000	374,600
Series B, 5.00%, 11/01/2026	200,000	230,523
Series A, 5.00%, 11/01/2027	635,000	745,598
Series B, 5.00%, 11/01/2027	200,000	234,834
State Health & Educational Facilities Authority Revenue Bond (McLean Affiliates Obligated Group)
Series B-2, 2.75%, 01/01/2026(b)	650,000	652,096
Series B-1, 3.25%, 01/01/2027(b)	750,000	757,553
Series A, 5.00%, 01/01/2030(b)	500,000	556,788
State Health & Educational Facilities Authority Revenue Bond (University of Hartford)
5.00%, 07/01/2025	400,000	440,845
5.00%, 07/01/2026	575,000	647,038
5.00%, 07/01/2027	430,000	492,924
5.00%, 07/01/2029	300,000	354,723
		6,124,510
Delaware (0.2%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 0.17%, 10/01/2029(a)	900,000	900,000

Florida (8.0%)
Alachua County Health Facilities Authority Revenue Bonds (Oak Hammock at The University Of Florida, Inc.)
4.00%, 10/01/2022	85,000	86,556
4.00%, 10/01/2023	85,000	88,736
4.00%, 10/01/2024	110,000	117,094
4.00%, 10/01/2025	100,000	108,060
4.00%, 10/01/2026	105,000	114,746
4.00%, 10/01/2027	145,000	159,962
4.00%, 10/01/2028	155,000	172,101
4.00%, 10/01/2029	265,000	294,568
4.00%, 10/01/2030	100,000	110,536
4.00%, 10/01/2031	140,000	153,885
Capital Trust Agency, Inc., Zero Coupon%, 01/01/2024	248,055	—
Capital Trust Agency, Inc. Revenue Bonds (Educational Growth Fund LLC), Series A-1, 3.38%, 07/01/2031(b)	1,745,000	1,818,044
Capital Trust Agency, Inc. Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), 4.50%, 01/01/2035(b)	300,000	311,923
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	40,000	42,268
City of Lakeland Revenue Bonds, Series B
4.00%, 10/01/2033	1,095,000	1,275,509
4.00%, 10/01/2034	1,140,000	1,320,622
County Of Lake Florida Retirement Facility Revenue Bonds (Waterman Communities, Inc.)
Series B-3, 3.38%, 08/15/2026	1,000,000	1,006,009
Series B-2, 3.75%, 08/15/2027	1,500,000	1,501,404

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project), Series A
4.00%, 12/15/2029(b)	$530,000	$565,796
5.00%, 12/15/2034(b)	530,000	600,693
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024(b)	100,000	98,484
Florida Development Finance Corp. Revenue Bonds (Brightline Trains Florida LLC), Series B, 7.38%, 01/01/2049(b)	2,000,000	2,171,957
Florida Development Finance Corp. Revenue Bonds (Glenridge on Palmer Ranch Obligated Group)
3.00%, 06/01/2022	115,000	115,484
3.00%, 06/01/2023	115,000	116,835
4.00%, 06/01/2024	105,000	109,928
4.00%, 06/01/2025	110,000	116,687
4.00%, 06/01/2026	110,000	117,804
5.00%, 06/01/2031	300,000	341,990
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter Academy Obligated Group), Series A
4.00%, 06/30/2027(b)	150,000	164,021
4.00%, 06/30/2028(b)	195,000	214,652
4.00%, 06/30/2029(b)	205,000	223,870
4.00%, 06/30/2030(b)	215,000	233,327
4.00%, 06/30/2031(b)	225,000	243,211
4.00%, 06/30/2036(b)	625,000	671,002
Florida Development Finance Corp. Revenue Bonds (Mayflower Retirement Center, Inc. Obligated Group)
Series A, 4.00%, 06/01/2022(b)	220,000	221,765
Series A, 4.00%, 06/01/2023(b)	225,000	232,017
Series A, 4.00%, 06/01/2024(b)	475,000	499,963
Series A, 4.00%, 06/01/2025(b)	495,000	530,373
1.75%, 06/01/2026(b)	1,020,000	996,990
2.38%, 06/01/2027(b)	835,000	822,413
Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.)
5.00%, 05/01/2029(b)	2,000,000	2,112,356
5.00%, 08/01/2029(a)(b)	2,000,000	2,026,145
Lee County Industrial Development Authority Refunding Revenue Bonds (Shell Point Obligated Group)
4.00%, 11/15/2022	155,000	158,618
4.00%, 11/15/2023	170,000	178,849
4.00%, 11/15/2024	190,000	204,803
4.00%, 11/15/2025	210,000	230,960
4.00%, 11/15/2026	185,000	206,461
4.00%, 11/15/2027	245,000	276,932
4.00%, 11/15/2028	300,000	342,801
4.00%, 11/15/2029	365,000	414,075
4.00%, 11/15/2030	465,000	524,045
4.00%, 11/15/2031	555,000	622,103
4.00%, 11/15/2032	375,000	418,578
Palm Beach County Educational Facilities Authority Revenue Bonds (Palm Beach Atlantic University, Inc.)
4.00%, 10/01/2022	205,000	208,877
4.00%, 10/01/2023	220,000	229,034
4.00%, 10/01/2024	230,000	243,315
4.00%, 10/01/2025	240,000	257,909
4.00%, 10/01/2026	245,000	266,621
Palm Beach County Revenue Bonds (Provident Group - LU Properties LLC - LYNN University Housing Project), Series A
4.25%, 06/01/2031(b)	1,200,000	1,285,910
5.00%, 06/01/2057(b)	400,000	455,244
Palm Beach County Revenue Bonds (Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029(b)	1,440,000	1,596,926
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project) Series A, 5.00%, 01/01/2029	360,000	400,148
5.00%, 01/01/2039	240,000	261,913

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Saint Johns County Industrial Development Authority Revenue Bonds (Life Care Ponte Vedra Obligated Group)
4.00%, 12/15/2022	$110,000	$112,134
4.00%, 12/15/2023	115,000	119,434
4.00%, 12/15/2024	140,000	147,607
4.00%, 12/15/2025	180,000	191,676
4.00%, 12/15/2026	190,000	204,069
4.00%, 12/15/2027	215,000	232,133
4.00%, 12/15/2028	205,000	221,870
4.00%, 12/15/2029	225,000	243,945
4.00%, 12/15/2030	200,000	216,743
4.00%, 12/15/2031	210,000	226,751
Seminole County Industrial Development Authority Revenue Bonds (Galileo School Foundation, Inc.), Series A
4.00%, 06/15/2024(b)	130,000	136,727
4.00%, 06/15/2025(b)	105,000	111,985
4.00%, 06/15/2026(b)	155,000	167,164
4.00%, 06/15/2027(b)	235,000	256,058
4.00%, 06/15/2028(b)	250,000	274,420
4.00%, 06/15/2029(b)	255,000	280,592
4.00%, 06/15/2031(b)	275,000	304,173
4.00%, 06/15/2036(b)	315,000	345,682
		34,807,071
Georgia (1.0%)
Development Authority of Heard County Revenue Bonds (Georgia Power Co.), 0.15%, 12/01/2037(a)	1,600,000	1,600,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A
5.00%, 05/15/2030	200,000	237,268
5.00%, 05/15/2036	1,970,000	2,567,230
		4,404,498
Idaho (0.2%)
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026	700,000	736,565
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026	80,000	83,638
		820,203
Illinois (5.7%)
Chicago Board of Education General Obligation Unlimited Bonds
Series C, 5.00%, 12/01/2022	600,000	621,065
Series A, 5.00%, 12/01/2028	200,000	240,741
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	655,737
Governors State University Certificates of Participation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	457,756
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	160,000	163,475
Illinois Finance Authority Revenue Bonds (Acero Charter Schools, Inc. Obligated Group)
4.00%, 10/01/2027(b)	405,000	438,222
4.00%, 10/01/2028(b)	580,000	630,854
4.00%, 10/01/2029(b)	910,000	992,695
4.00%, 10/01/2030(b)	630,000	690,323
4.00%, 10/01/2032(b)	685,000	751,114
4.00%, 10/01/2033(b)	1,060,000	1,158,558
4.00%, 10/01/2034(b)	445,000	485,983

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Illinois Finance Authority Revenue Bonds (Benedictine University)
5.00%, 10/01/2025	$1,035,000	$1,135,983
5.00%, 10/01/2028	120,000	138,145
5.00%, 10/01/2029	200,000	233,215
5.00%, 10/01/2030	100,000	117,842
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC), Series A
5.00%, 02/15/2027	420,000	478,563
5.00%, 02/15/2028	400,000	458,298
5.00%, 02/15/2029	520,000	592,586
5.00%, 02/15/2030	335,000	380,085
5.00%, 02/15/2031	370,000	418,770
5.00%, 02/15/2032	225,000	254,035
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	288,025
5.00%, 12/01/2029	315,000	361,757
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group)
5.00%, 05/15/2032	275,000	325,899
5.00%, 05/15/2033	290,000	342,168
5.00%, 05/15/2034	300,000	352,030
5.00%, 05/15/2035	315,000	368,013
5.00%, 05/15/2036	330,000	383,851
Metropolitan Pier & Exposition Authority Revenue Bonds
5.00%, 12/15/2025	295,000	331,765
5.00%, 12/15/2027	100,000	116,760
State of Illinois General Obligation Unlimited Bonds
5.00%, 08/01/2024	2,000,000	2,040,623
Series D, 5.00%, 11/01/2026	2,780,000	3,172,971
5.00%, 11/01/2029	2,000,000	2,297,340
4.00%, 02/01/2030	745,000	826,381
Village of Matteson Revenue Bonds
5.00%, 12/01/2026	150,000	173,760
5.00%, 12/01/2027	150,000	177,598
5.00%, 12/01/2028	350,000	415,220
Village of Matteson Tax Allocation Bonds, 6.50%, 12/01/2035	1,220,000	1,332,317
		24,800,523
Indiana (0.7%)
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	100,000	105,852
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023(b)	660,000	675,283
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	2,250,000	2,348,025
		3,129,160
Iowa (2.2%)
Iowa Finance Authority Revenue Bonds
Series A, 4.00%, 05/15/2029	2,490,000	2,732,087
Series A, 4.00%, 05/15/2030	1,260,000	1,386,746
Series B, FRN, 0.58%, 05/15/2056(a)	5,500,000	5,450,277
		9,569,110
Kansas (0.9%)
City of Manhattan Revenue Bonds (Meadowlark Hills Retirement Community Obligated Group), Series A
4.00%, 06/01/2025	205,000	217,257
4.00%, 06/01/2026	315,000	337,483
4.00%, 06/01/2027	330,000	355,577
4.00%, 06/01/2028	300,000	324,726
4.00%, 06/01/2036	1,640,000	1,758,742
4.00%, 06/01/2046	1,000,000	1,048,408
		4,042,193

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Kentucky (3.2%)
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2021A-1 Industrial Building Revenue Bonds, Series A-1, AMT, VRDN, 0.16%, 08/01/2061(a)	$11,095,000	$11,095,000
Kentucky Economic Development Finance Authority Revenue Bonds (Christian Care Communities Obligated Group), 4.25%, 07/01/2031	1,315,000	1,361,864
Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.14%, 11/01/2036(a)	1,500,000	1,500,000
		13,956,864
Louisiana (1.3%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029(b)	1,000,000	1,036,702
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	263,255
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project), Series A
5.00%, 01/01/2024	180,000	185,153
5.00%, 01/01/2025	370,000	384,716
5.00%, 01/01/2026	390,000	408,014
5.00%, 01/01/2027	410,000	430,913
5.00%, 01/01/2028	430,000	453,359
5.00%, 01/01/2029	450,000	475,540
Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2039(b)	1,000,000	1,023,586
Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030(b)	400,000	422,486
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040(a)	315,000	318,505
		5,402,229
Maryland (4.1%)
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	70,000	73,189
Frederick County Educational Facilities Revenue Bonds (Mount St. Marys University), Series A
5.00%, 09/01/2027(b)	1,495,000	1,620,107
5.00%, 09/01/2032(b)	740,000	815,911
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,461,754
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 0.78%, 03/01/2030(a)	12,510,000	12,510,000
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.)
Series A-2, 5.00%, 11/01/2025	705,000	769,494
5.00%, 11/01/2027	600,000	652,496
		17,902,951
Massachusetts (1.6%)
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	225,000	226,843
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023(b)	430,000	440,591
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025(b)	500,000	535,330
4.00%, 10/01/2026(b)	500,000	535,048
4.00%, 10/01/2027(b)	450,000	481,130

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	$1,500,000	$1,637,801
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue), Series A
5.00%, 07/01/2033	500,000	593,062
5.00%, 07/01/2034	300,000	355,132
Massachusetts Development Finance Agency, Massachusetts Seven Hills Foundation And Affiliates Issue
5.00%, 09/01/2022	170,000	174,217
5.00%, 09/01/2023	135,000	143,556
5.00%, 09/01/2024	225,000	247,264
5.00%, 09/01/2025	255,000	287,424
5.00%, 09/01/2026	185,000	213,114
5.00%, 09/01/2027	200,000	234,413
5.00%, 09/01/2028	220,000	261,248
5.00%, 09/01/2029	240,000	288,536
5.00%, 09/01/2030	255,000	310,548
		6,965,257
Michigan (1.2%)
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	500,000	531,603
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	40,000	40,724
Kalamazoo Economic Development Corp. Revenue Bonds (Heritage Community of Kalamazoo Obligated Group)
2.63%, 05/15/2025	1,130,000	1,130,507
5.00%, 05/15/2032	1,795,000	1,994,196
Michigan Finance Authority Public School Academy Limited Revenue Bond (Cesar Chavez Academy Project), 4.00%, 02/01/2029	700,000	739,808
Michigan Strategic Fund Revenue Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine), AMT, VRN, 4.00%, 10/01/2061(a)	500,000	546,169
		4,983,007
Minnesota (1.3%)
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary's School), Series A, 5.00%, 08/01/2022(b)	950,000	970,969
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058(a)(b)	4,500,000	4,756,460
		5,727,429
Mississippi (2.9%)
Mississippi Business Finance Corp. Revenue Bonds (Huntington Ingalls Industries, Inc.), 4.55%, 12/01/2028	980,000	968,060
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 1.56%, 11/01/2032(a)	5,000,000	5,000,000
Mississippi Business Finance Corp. Revenue Bonds (Waste Pro USA, Inc.), AMT, VRN, 5.00%, 02/01/2036(a)(b)	1,500,000	1,519,609
Mississippi Development Bank Obligation Bonds (Mangolia Regional Health Centre)
5.00%, 10/01/2022(b)	400,000	408,854
5.00%, 10/01/2023(b)	415,000	434,280
5.00%, 10/01/2024(b)	440,000	473,767
5.00%, 10/01/2025(b)	660,000	726,352
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039(b)	2,000,000	2,172,716
Mississippi Pearl General Obligation Unlimited Bonds, 3.00%, 07/15/2022	630,000	628,880
		12,332,518

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Missouri (0.8%)
Platte County Industrial Development Authority Transportation Revenue Bonds, 5.00%, 12/01/2025(c)	$675,000	$324,000
Plaza at Noah's Ark Community Improvement District Revenue Bonds
3.00%, 05/01/2022	65,000	65,124
3.00%, 05/01/2023	100,000	100,817
3.00%, 05/01/2024	100,000	101,106
3.00%, 05/01/2025	100,000	101,173
3.00%, 05/01/2026	100,000	101,033
Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/2022	625,000	640,426
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.)
3.00%, 08/01/2023	140,000	144,363
4.00%, 08/01/2025	150,000	164,126
4.00%, 08/01/2027	440,000	496,843
4.00%, 08/01/2029	385,000	442,408
4.00%, 08/01/2031	310,000	360,184
4.00%, 08/01/2036	275,000	313,673
		3,355,276
Nebraska (0.1%)
Scotts Bluff County Hospital Authority Revenue Bonds (Regional West Medical Center), Series A, 5.00%, 02/01/2022	615,000	615,000

Nevada (0.4%)
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare)
5.00%, 09/01/2027	605,000	708,742
5.00%, 09/01/2029	620,000	720,940
Nevada Department of Business & Industry Revenue Bonds (Doral Academy of Nevada), Series A, 3.13%, 07/15/2022(b)(d)	145,000	145,953
		1,575,635
New Jersey (2.3%)
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024(b)	70,000	72,806
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.)
5.50%, 04/01/2028	55,000	55,196
Series B, AMT, 5.63%, 11/15/2030	455,000	491,440
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 06/15/2035	3,250,000	3,638,131
South Jersey Port Corp. Revenue Bonds, Series B
5.00%, 01/01/2026	300,000	336,661
5.00%, 01/01/2027	250,000	286,340
5.00%, 01/01/2028	255,000	297,806
State of New Jersey General Obligation Emergency Bonds, Series A, 3.00%, 06/01/2032	4,600,000	4,952,841
		10,131,221
New York (13.0%)
Albany Capital Resource Corp. Revenue Bonds (The College Of Saint Rose)
4.00%, 07/01/2025	1,025,000	1,079,465
4.00%, 07/01/2026	1,065,000	1,129,061
4.00%, 07/01/2027	1,105,000	1,176,883
4.00%, 07/01/2028	1,150,000	1,226,305
4.00%, 07/01/2029	1,195,000	1,273,064
4.00%, 07/01/2030	1,245,000	1,325,500
4.00%, 07/01/2031	1,295,000	1,373,198
Amherst Development Corp. Revenue Bonds (Daemen College)
5.00%, 10/01/2025	600,000	656,814
5.00%, 10/01/2026	630,000	701,258
4.00%, 10/01/2037	500,000	515,026

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.), 5.00%, 11/01/2022	$250,000	$257,441
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds (Charter School for Applied Technologies Project), 4.00%, 06/01/2022	455,000	459,559
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project), Series A
4.00%, 06/01/2022(b)	190,000	191,753
5.00%, 06/01/2023(b)	370,000	387,994
5.00%, 06/01/2024(b)	390,000	421,046
5.00%, 06/01/2025(b)	410,000	454,324
5.00%, 06/01/2026(b)	430,000	483,128
5.00%, 06/01/2027(b)	450,000	504,347
5.00%, 06/01/2032(b)	500,000	553,321
Build NYC Resource Corp. Revenue Bonds (Richmond Preparatory Charter School Project), Series A, 4.00%, 06/01/2031(b)	650,000	687,201
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	1,125,000	1,252,510
5.00%, 07/01/2033(b)	2,635,000	3,038,065
City of New York General Obligation Limited Bonds, VRDN, 0.12%, 04/01/2042(a)	900,000	900,000
City of Ogdensburg General Obligation Limited Notes, 3.25%, 03/11/2022	415,849	415,744
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	505,539
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A, 5.50%, 09/01/2022	6,500,000	6,502,754
Metropolitan Transportation Authority Revenue Bonds
5.00%, 09/01/2022	2,000,000	2,046,273
Series F, 5.00%, 11/15/2022	1,050,000	1,082,128
Series C-1, 4.00%, 11/15/2032	3,000,000	3,276,611
5.00%, 11/15/2035	4,000,000	4,511,839
Nassau County Tobacco Settlement Corp. Revenue Bonds, Series A-2, 5.25%, 06/01/2026(d)	1,150,000	1,183,641
New York City Industrial Development Agency Revenue Bonds (Yankee Stadium LLC), (AGM), 2.50%, 03/01/2037	3,000,000	2,959,055
New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	445,000	456,617
New York State Dormitory Authority Revenue Bonds (Yeshiva University)
5.00%, 09/01/2022	1,640,000	1,643,868
5.00%, 09/01/2038	730,000	730,696
New York State Environmental Facilities Corp. Revenue Bonds (Casella Waste Systems, Inc.), 2.75%, 09/01/2050(a)	1,000,000	1,036,902
New York Transportation Development Corp. Revenue Bonds (American Airlines, Inc.),
2.25%, 08/01/2026	670,000	673,430
3.00%, 08/01/2031	530,000	551,368
Suffolk County Economic Development Corp. Revenue Bonds (St Johnland Assisted Living, Inc.), 4.63%, 11/01/2031(b)	1,020,000	1,023,111
Village of Johnson City General Obligation Limited Bonds, 5.00%, 10/01/2022	115,000	116,747
Westchester County Local Development Corp.
2.88%, 07/01/2026(b)	1,000,000	996,489
3.20%, 07/01/2028(b)	1,675,000	1,664,379
3.60%, 07/01/2029	2,000,000	1,992,221
Western Regional Off-Track Betting Corp. Revenue Bonds
3.00%, 12/01/2026(b)	1,285,000	1,269,012
4.13%, 12/01/2041(b)	1,900,000	1,838,559
		56,524,246
North Carolina (0.2%)
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	825,696

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Ohio (3.9%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, 5.00%, 06/01/2055	$4,615,000	$5,072,759
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	205,000	225,690
Ohio Air Quality Development Authority Revenue Bonds (AK Steel Corp.), 6.75%, 06/01/2024	200,000	200,755
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project)
Series B, VRN, 1.38%, 02/01/2026(a)	1,000,000	986,099
Series C, VRN, 1.50%, 02/01/2026(a)	1,000,000	981,404
Series A, 2.88%, 02/01/2026	1,000,000	1,015,463
Series A, 3.25%, 09/01/2029	140,000	143,791
Ohio Higher Educational Facility Commission Revenue Bonds
4.00%, 07/01/2022	845,000	856,572
4.00%, 07/01/2023	835,000	869,109
4.00%, 07/01/2024	865,000	919,970
4.00%, 07/01/2025	900,000	976,277
4.00%, 07/01/2026	935,000	1,030,734
4.00%, 07/01/2027	975,000	1,087,085
4.00%, 07/01/2028	1,015,000	1,141,311
4.00%, 07/01/2029	1,055,000	1,199,031
		16,706,050
Oregon (1.4%)
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds
Series B-2, 0.95%, 06/01/2027	1,000,000	945,203
Series B, 1.20%, 06/01/2028	1,800,000	1,685,992
4.00%, 12/01/2036	1,235,000	1,309,161
Yamhill County Hospital Authority Revenue Bonds (Friendsview Manor Obligated Group)
2.13%, 11/15/2027	500,000	490,745
2.50%, 11/15/2028	500,000	493,521
5.00%, 11/15/2036	875,000	1,014,921
		5,939,543
Pennsylvania (5.0%)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds, 5.00%, 05/01/2022(b)	345,000	348,000
Chester County Health And Education Facilities Authority Revenue Bonds (Simpson Senior Services Project)
4.00%, 12/01/2022	575,000	583,601
4.00%, 12/01/2023	660,000	679,983
4.00%, 12/01/2024	690,000	719,634
4.00%, 12/01/2025	360,000	378,253
4.00%, 12/01/2026	375,000	395,362
4.00%, 12/01/2027	395,000	416,188
4.00%, 12/01/2028	415,000	436,774
4.00%, 12/01/2029	435,000	455,540
4.00%, 12/01/2030	450,000	470,430
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project)
4.00%, 10/15/2022(b)	240,000	243,074
4.25%, 10/15/2026(b)	1,250,000	1,319,187
5.00%, 10/15/2027(b)	1,650,000	1,789,478
5.00%, 10/15/2030(b)	3,000,000	3,371,420
Delaware County Industrial Development Authority (Pennsylvania) Airport Facilities Refunding Revenue Bonds (United Parcel Service Project), VRDN, 0.12%, 09/01/2045(a)	2,300,000	2,300,000
Delaware County Industrial Development Authority Revenue Bonds (CCSA Foundation), Series A, 4.38%, 06/01/2026(b)	2,185,000	2,312,611

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	$100,000	$103,939
Lehigh County Industrial Development Authority Revenue Bonds (Seven Generations Charter School), 4.00%, 05/01/2031	680,000	729,488
Montgomery County Industrial Development Authority Revenue Bonds (Waverly Heights, Ltd. Project)
4.00%, 12/01/2027	180,000	200,030
4.00%, 12/01/2028	200,000	221,615
4.00%, 12/01/2029	100,000	110,601
4.00%, 12/01/2035	300,000	329,038
4.00%, 12/01/2036	100,000	109,579
4.00%, 12/01/2038	300,000	328,287
Philadelphia Authority for Industrial Development Revenue Bonds (Discovery Charter School Project), 5.00%, 04/01/2022	150,000	150,794
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,195,455
Pottsville Hospital Facilities Authority Health Center Revenue Bonds (Lehigh Valley Health Network Obligated Group), 5.75%, 07/01/2022(b)	55,000	56,199
Scranton School District General Obligation Limited Bonds
Series B, 5.00%, 06/01/2023	100,000	105,364
Series B, 5.00%, 06/01/2024	100,000	108,377
Series B, 5.00%, 06/01/2025	100,000	111,507
Series D, 5.00%, 06/01/2027	345,000	386,376
		21,466,184
Puerto Rico (2.6%)
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds
(AGC-ICC), 5.50%, 07/01/2022	1,580,000	1,593,451
Series A, 5.00%, 07/01/2027	110,000	110,460
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	1,290,000	1,346,229
Puerto Rico Electric Power Authority Revenue Bonds
Series SS, 5.00%, 07/01/2022	260,000	265,974
Series PP, 5.00%, 07/01/2023	205,000	209,710
Series SS, 5.25%, 07/01/2023(d)	2,340,000	2,378,866
Series PP, 5.00%, 07/01/2024	835,000	854,184
Series UU, 5.00%, 07/01/2024	300,000	306,164
Puerto Rico Highway & Transportation Authority Revenue Bonds
Series BB, 5.25%, 07/01/2022	100,000	100,750
Series L, 5.25%, 07/01/2023	520,000	528,637
Series E, 5.50%, 07/01/2023	200,000	208,344
Series D, 5.00%, 07/01/2027	145,000	146,159
(AGM-CR), 5.50%, 07/01/2030	1,000,000	1,083,995
Puerto Rico Public Buildings Authority Revenue Bonds
6.00%, 07/01/2023	1,000,000	1,026,812
(National Commonwealth Guaranteed), 6.00%, 07/01/2025	1,095,000	1,163,224
		11,322,959
Rhode Island (0.3%)
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B
5.00%, 09/01/2022	680,000	693,930
5.00%, 09/01/2023	500,000	524,701
		1,218,631
South Carolina (1.4%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Last Step Recycling LLC),
6.00%, 06/01/2031(b)	2,915,000	2,924,250
6.25%, 06/01/2040(b)	2,000,000	2,008,197
South Carolina Jobs-Economic Development Authority Revenue Bonds (Prisma Health Obligated Group), Series C, VRDN, 0.18%, 05/01/2048(a)	600,000	600,000
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), 5.25%, 02/01/2027(b)(c)	1,060,000	424,000
		5,956,447

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Tennessee (0.7%)
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project)
4.00%, 10/01/2023	$135,000	$139,864
4.00%, 10/01/2024	170,000	178,209
4.00%, 10/01/2025	175,000	185,759
4.00%, 10/01/2026	150,000	160,884
4.00%, 10/01/2027	195,000	210,801
4.00%, 10/01/2028	200,000	217,405
4.00%, 10/01/2029	200,000	216,315
5.00%, 10/01/2029	300,000	339,897
4.00%, 10/01/2030	210,000	226,033
4.00%, 10/01/2031	215,000	230,678
5.00%, 10/01/2034	90,000	104,219
4.00%, 10/01/2041	905,000	957,109
		3,167,173
Texas (7.1%)
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools),
5.00%, 08/15/2022	55,000	56,003
5.00%, 08/15/2023	155,000	162,770
5.00%, 08/15/2024	195,000	209,997
5.00%, 08/15/2025	205,000	225,451
5.00%, 08/15/2026	190,000	212,933
5.00%, 08/15/2027	200,000	227,475
5.00%, 08/15/2028	80,000	90,552
4.00%, 08/15/2029	75,000	80,854
4.00%, 08/15/2030	80,000	85,954
4.00%, 08/15/2031	90,000	96,516
4.00%, 08/15/2036	230,000	245,632
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group)
5.00%, 07/15/2023	300,000	314,454
5.00%, 07/15/2024	150,000	161,916
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Max Midstream Texas LLC), Series A, 3.63%, 07/01/2026(b)	4,000,000	4,119,820
Decatur Hospital Authority Revenue Bonds, Series A, 5.00%, 09/01/2022	150,000	153,612
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	275,000	291,113
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	974,107
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.)
Series C, 5.00%, 07/01/2023	300,000	150,000
Series D, 6.00%, 07/01/2026	95,000	42,750
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Sanctuary LTC Project), Series A-1, 5.00%, 01/01/2032	4,000,000	3,950,636
New Hope Cultural Education Facilities Finance Corporation Education Revenue And Refunding Bonds (Jubilee Academic Center)
4.00%, 08/15/2022(b)	170,000	171,894
4.00%, 08/15/2023(b)	360,000	370,394
4.00%, 08/15/2024(b)	370,000	385,965
4.00%, 08/15/2029(b)	445,000	481,050
4.00%, 08/15/2030(b)	465,000	504,527
4.00%, 08/15/2031(b)	485,000	527,478

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Port Beaumont Navigation District Revenue Bonds (Jefferson Railport Terminal II LLC), Series A, 3.63%, 01/01/2035(b)	$1,500,000	$1,512,991
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Gulf Coast Energy Project), AMT
1.88%, 01/01/2026(b)	500,000	486,589
2.00%, 01/01/2027(b)	200,000	193,148
2.13%, 01/01/2028(b)	200,000	191,630
2.25%, 01/01/2029(b)	500,000	474,628
2.50%, 01/01/2030(b)	350,000	333,459
2.63%, 01/01/2031(b)	400,000	381,080
2.75%, 01/01/2036(b)	750,000	689,226
Port of Port Arthur Navigation District Revenue Bonds, VRDN
0.15%, 04/01/2040(a)	1,700,000	1,700,000
0.17%, 11/01/2040(a)	5,000,000	5,000,000
SA Energy Acquisition Public Facility Corp. Revenue Bonds
5.50%, 08/01/2022	80,000	81,891
5.50%, 08/01/2023	50,000	53,222
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Buckingham Senior Living Community, Inc.), Series B-1, 5.63%, 11/15/2024	875,000	876,604
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
Series C, 1.59%, 12/15/2026(a)(d)	1,500,000	1,500,360
Series D, 6.25%, 12/15/2026	1,785,000	2,029,657
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
5.00%, 12/15/2029	250,000	298,130
5.00%, 12/15/2030	375,000	455,116
		30,551,584
U. S. Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue Bonds, Series A, 5.00%, 10/01/2032	1,210,000	1,234,685

Utah (2.2%)
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School), Series A
4.50%, 10/15/2028(b)	500,000	510,667
4.63%, 10/15/2048(a)(b)	1,000,000	1,015,954
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), 3.25%, 06/15/2031(b)	535,000	535,416
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	3,000,000	3,030,208
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048(a)(b)	4,310,000	4,349,884
		9,442,129
Washington (3.7%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A
5.00%, 01/01/2024(b)	180,000	188,114
5.00%, 01/01/2028(b)	440,000	486,849
5.00%, 01/01/2029(b)	465,000	512,535
5.00%, 01/01/2034(b)	745,000	809,170
Washington State Housing Finance Commission Revenue Bonds (Mirabella), 6.00%, 10/01/2022(b)	260,000	269,391
Washington State Housing Finance Commission Revenue Bonds (Spokane International Academy), Series A
4.00%, 07/01/2025(b)	355,000	376,742
4.00%, 07/01/2026(b)	285,000	305,592
4.00%, 07/01/2027(b)	295,000	318,358
4.00%, 07/01/2028(b)	305,000	330,071
4.00%, 07/01/2029(b)	320,000	346,880
Washington State Housing Finance Commission Revenue Bonds(Eliseo Project)
Series B-2, 2.13%, 07/01/2027(b)	2,750,000	2,692,587
Series B-1, 2.50%, 07/01/2028(b)	4,375,000	4,293,327
Series A, 4.00%, 01/01/2031(b)	5,035,000	5,297,194
		16,226,810

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

West Virginia (0.3%)
Glenville State College Board of Governors Revenue Bonds
3.25%, 06/01/2022	$170,000	$169,884
4.00%, 06/01/2027	250,000	250,388
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	840,000	842,559
		1,262,831
Wisconsin (5.9%)
Public Finance Authority Educational Facilities Revenue Refunding Bonds (The Methodist University)
4.00%, 03/01/2022	560,000	560,812
4.00%, 03/01/2023	480,000	488,807
4.00%, 03/01/2024	505,000	521,191
4.00%, 03/01/2025	540,000	562,721
4.00%, 03/01/2026	755,000	791,477
4.00%, 03/01/2027	795,000	836,789
4.00%, 03/01/2028	840,000	882,062
4.00%, 03/01/2029	890,000	935,349
4.00%, 03/01/2030	950,000	996,810
Public Finance Authority Revenue Bonds
Series A, 5.00%, 10/01/2024(b)	2,100,000	2,265,994
6.00%, 01/01/2027	4,100,000	4,128,817
Series A, 5.00%, 10/01/2029(b)	500,000	583,258
Public Finance Authority Revenue Bonds (Masonic & Eastern Star Home of NC, Inc.)
Series B-2, 3.00%, 03/01/2026(b)	790,000	790,518
3.50%, 03/01/2027(b)	4,000,000	4,002,964
Public Finance Authority Revenue Bonds (Washoe Barton Medical Clinic), Series A
3.00%, 12/01/2026	250,000	259,906
4.00%, 12/01/2031	700,000	797,620
Public Finance Authority Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035(b)	1,000,000	1,039,743
Wisconsin Health & Educational Facilities Authority Revenue Bond
5.00%, 11/01/2022	120,000	122,338
5.00%, 11/01/2023	360,000	375,783
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Barton College), Series A
5.00%, 03/01/2023	850,000	860,723
5.00%, 03/01/2028	1,190,000	1,271,218
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College)
5.00%, 01/01/2026	685,000	741,275
5.00%, 01/01/2027	830,000	903,142
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School)
5.00%, 06/15/2022	185,000	187,531
5.00%, 06/15/2024	210,000	225,102
5.00%, 06/15/2026	230,000	257,648
5.00%, 06/15/2027	160,000	182,655
Wisconsin Public Finance Authority Revenue Bonds (Roseman University of Health Sciences), 5.00%, 04/01/2022	100,000	100,758
		25,673,011
Total Municipal Bonds		429,379,538

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

SHORT-TERM INVESTMENT (0.0%)
UNITED STATES (0.0%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	$142,764	$142,763
Total Short-Term Investment		142,763
Total Investments (Cost $429,688,828) —99.1%		429,522,301
Other Assets in Excess of Liabilities—0.9%		3,789,895
Net Assets—100.0%		$433,312,196

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Security is in default.
(d)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.

FRN	Floating Rate Note

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2022 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (104.7%)
Alabama (6.8%)
Black Belt Energy Gas District Revenue Bonds, FRN, 0.97%, 12/01/2048(a)	$20,000,000	$20,045,644
Health Care Authority for Baptist Health Revenue Bonds, Series B
0.23%, 11/15/2037(a)	10,725,000	10,725,000
0.22%, 11/01/2042(a)	19,100,000	19,100,000
Industrial Development Board of the City of Mobile Alabama Revenue Bonds (Alabama Power Co.), 0.13%, 06/01/2034(a)	700,000	700,000
Industrial Development Board Of The Town Of West Jefferson Solid Waste Disposal Revenue Bonds (Alabama Power Company Miller Plant Project), 0.12%, 12/01/2038(a)	900,000	900,000
Lower Alabama Gas District Revenue Bonds, VRN, 4.00%, 12/01/2050(a)	5,895,000	6,387,604
		57,858,248
Arizona (0.8%)
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 0.30%, 09/01/2024(a)	6,100,000	6,099,430
Phoenix Industrial Development Authority Solid Waste Revenue Bonds (Republic Services, Inc.), 0.20%, 12/01/2035(a)	500,000	500,000
		6,599,430
California (6.8%)
California Infrastructure & Economic Development Bank Revenue Bonds (DesertXpress Enterprises LLC), AMT, FRN, 0.20%, 01/01/2050(a)(b)	13,135,000	13,135,000
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.)
Series A, 0.20%, 08/01/2023(a)(b)	18,250,000	18,250,000
Series 2017-A1, 0.25%, 11/01/2042(a)(b)	3,000,000	2,999,329
California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 0.24%, 07/01/2040(a)	2,400,000	2,400,000
California Statewide Communities Development Authority Revenue Bonds (CommonSpirit Health Obligated Group), Series F, 0.24%, 07/01/2040(a)	2,075,000	2,075,000
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group), Series D, 0.15%, 07/01/2041(a)	900,000	900,000
Palomar Pomerado Health Care Certificates of Participation
Series C, 0.63%, 11/01/2036(a)	11,525,000	11,525,000
Series B, 0.68%, 11/01/2036(a)	1,550,000	1,550,000
Series A, 0.75%, 11/01/2036(a)	3,900,000	3,900,000
Tender Option Bond Trust Receipts Revenue Bonds, VRDN, 0.19%, 02/01/2036(a)(b)	740,000	740,000
		57,474,329
Colorado (0.2%)
E-470 Public Highway Authority Revenue Bonds, Series B, FRN, 0.38%, 09/01/2039(a)	1,500,000	1,498,598

Connecticut (0.5%)
City of West Haven General Obligation Unlimited Bonds
4.00%, 09/15/2022	200,000	204,088
2.00%, 09/29/2022	1,750,000	1,763,876
East Hartford Conn Housing Authority Multi Family Housing Revenue Bonds (Veterans Terrace Project), 0.25%, 06/01/2023(a)	2,100,000	2,095,117
		4,063,081

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Delaware (0.5%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 0.17%, 10/01/2029(a)	$4,400,000	$4,400,000

Florida (2.8%)
Florida Development Finance Corp. Revenue Bonds (Shands Jacksonville Medical Center Obligated Group), Series B, 0.32%, 02/01/2029(a)	16,002,000	16,002,000
Florida Development Finance Corporation Revenue Bonds (Brightline Florida Passenger Rail Expansion Project), Series A, AMT, VRN, 0.30%, 12/01/2056(a)	3,000,000	2,997,277
Miami-Dade County Industrial Development Authority Revenue Bonds (Waste Management, Inc.), AMT, FRN
0.44%, 11/01/2033(a)	3,000,000	2,985,401
0.44%, 11/01/2048(a)	2,000,000	1,990,267
		23,974,945
Georgia (2.5%)
Appling County Georgia Development Authority Pollution Control Revenue Bonds (Georgia Power Company Plant Hatch Project), VRDN, 0.18%, 09/01/2041(a)	2,900,000	2,900,000
Development Authority of Burke County Revenue Bonds (Georgia Power Co. Plant Voglte Project), VRDN, 0.18%, 11/01/2048(a)	9,500,000	9,500,000
Development Authority of Heard County Revenue Bonds (Georgia Power Co.), 0.15%, 12/01/2037(a)	3,000,000	3,000,000
Development Authority of Monroe County Revenue Bonds (Georgia Power Co.), VRDN, 0.18%, 11/01/2048(a)	6,000,000	6,000,000
		21,400,000
Illinois (0.7%)
State of Illinois General Obligation Bonds, Series C, 4.00%, 03/01/2022	5,000,000	5,013,852
State of Illinois General Obligation Unlimited Bonds, Series A, 5.00%, 10/01/2023	1,030,000	1,095,089
		6,108,941
Kansas (0.2%)
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.33%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.33%, 02/01/2029(a)	1,000,000	1,000,000
		2,000,000
Kentucky (2.9%)
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020B-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.16%, 07/01/2060(a)	2,400,000	2,400,000
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2021A-1 Industrial Building Revenue Bonds, Series A-1, AMT, VRDN, 0.16%, 08/01/2061(a)	12,350,000	12,350,000
Kentucky Economic Development Finance Authority Revenue Bonds (Republic Services, Inc.), Series A, AMT, FRN, 0.22%, 04/01/2031(a)	4,000,000	3,999,653
Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.14%, 11/01/2036(a)	1,000,000	1,000,000
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.), Series C, 0.15%, 01/01/2029(a)	3,700,000	3,700,000
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 0.30%, 08/15/2023(a)	1,400,000	1,399,907
		24,849,560
Louisiana (1.4%)
Louisiana Local Government Environmental Facilities And Community Development Authority Revenue Bonds (American Biocarbon, Ct, LlC Project), AMT, VRN, 0.25%, 12/01/2046(a)	4,000,000	3,994,455

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Louisiana Public Facilities Authority Revenue Bonds (St Mary's Dominican High School Corp.), Series B, 0.14%, 07/01/2033(a)	$135,000	$135,000
Plaquemines Port Harbor & Terminal District Revenue Bonds (International Marine Terminal Partnership Project), Series A, 0.35%, 03/15/2025(a)	7,500,000	7,498,300
		11,627,755
Maryland (5.7%)
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George's Boulevard Obligated Group), 0.28%, 12/01/2033(a)	5,115,000	5,115,000
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 0.78%, 03/01/2030(a)	42,405,000	42,405,000
Washington County Revenue Bonds (Conservit, Inc.), 0.28%, 02/01/2023(a)	830,000	830,000
		48,350,000
Michigan (0.1%)
Michigan Strategic Fund Tax-Exempt Adjustable Mode Exempt Facilities Revenue Bonds (Waste Management, Inc.), AMT, VRN, 0.58%, 08/01/2027(a)	500,000	493,369

Mississippi (11.0%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series C, 0.25%, 05/01/2037(a)	8,760,000	8,755,958
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), AMT, 0.13%, 07/01/2025(a)	400,000	400,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 1.56%, 11/01/2032(a)	62,000,000	62,000,000
Mississippi Business Finance Corp. Revenue Bonds (Tri-State Truck Center, Inc.), 0.15%, 03/01/2033(a)	2,300,000	2,300,000
Mississippi Hospital Equipment & Facilities Authority Revenue Refunding Bonds (Baptist Memorial Health Care Corp.), Series A-2, VRN, 0.20%, 09/01/2036(a)	19,760,000	19,717,461
		93,173,419
Montana (0.7%)
Mizuho Floater/Residual Trust Revenue Bonds, VRDN
0.31%, 06/01/2034(a)(b)	4,510,000	4,510,000
0.31%, 06/01/2034(a)(b)	1,110,000	1,110,000
		5,620,000
Nevada (0.9%)
Director Of The State Of Nevada Department Of Business And Industry Revenue Bonds Brightline West Passenger Rail Project, Series A, VRN, 0.85%, 01/01/2050(a)(b)	7,500,000	7,494,218

New Jersey (8.5%)
Borough of Bloomingdale NJ General Obligation Unlimited Notes, 1.50%, 02/24/2022	7,592,200	7,596,434
Borough of East Rutherford NJ General Obligation Unlimited Notes, 2.00%, 04/07/2022	5,895,075	5,907,596
Borough of Seaside Heights NJ General Obligation Unlimited Notes, Series B, 1.00%, 03/31/2022	7,354,325	7,357,055
Borough of Westville NJ General Obligation Unlimited Notes, Series A, 2.00%, 04/28/2022	5,090,000	5,105,370
City of East Orange NJ General Obligation Anticipation Notes, 1.00%, 10/25/2022	14,549,572	14,568,172
City of Newark NJ General Obligation Notes, Series E, 1.25%, 10/03/2022	7,044,550	7,071,682
City of Newark NJ General Obligation Unlimited Notes, Series C, 1.25%, 07/25/2022	4,582,031	4,595,619
City of Orange Township NJ General Obligation Unlimited Notes, Series A, 1.00%, 03/31/2022	5,000,000	5,000,352
Tender Option Bond Trust Receipts Revenue Bonds, VRDN, 0.18%, 12/15/2028(a)(b)	4,835,000	4,835,000
Township of Irvington NJ General Obligation Unlimited Notes, 2.00%, 05/19/2022	9,720,952	9,750,660
		71,787,940

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

New York (24.2%)
City of Dunkirk School District New York Revenue Anticipation Notes, 1.00%, 06/29/2022	$2,400,000	$2,402,606
City of Elmira General Obligation Limited Bonds
4.00%, 05/01/2022	845,000	852,138
2.00%, 05/01/2023	455,000	460,189
4.00%, 05/01/2024	675,000	713,571
City of Long Beach General Obligation Limited Notes, 1.50%, 02/22/2022	4,250,000	4,251,330
City of New York General Obligation Limited Bonds, VRDN, 0.12%, 04/01/2042(a)	15,100,000	15,100,000
City of Newburgh General Obligation limited Notes, Series A, 1.00%, 07/29/2022	4,670,000	4,671,966
City of Schenectady General Obligation Limited Notes, 1.00%, 05/06/2022	7,447,551	7,451,939
County of Lawrence Norwood-Norfolk central School District New York Revenue Anticipation Notes, 1.00%, 07/27/2022	6,962,040	6,970,025
County of Monroe Henriette Fire District New York Revenue Anticipation Notes, 1.00%, 08/10/2022	4,800,000	4,804,152
County of Ulster central School District New York Revenue Anticipation Notes, 1.00%, 06/28/2022	5,000,000	5,005,392
East Ramapo central School District New York Revenue Anticipation Notes
Series B, (State Aid Withholding), 1.00%, 05/05/2022	5,500,000	5,500,908
1.25%, 05/05/2022	2,000,000	2,001,629
East Ramapo central School District New York Revenue Budget Notes, 1.25%, 05/05/2022	1,100,000	1,100,896
Hempstead Union Free School District General Obligation Unlimited Notes, Series B, 1.00%, 07/13/2022	4,000,000	4,003,860
Jasper-Troupsberg Central School District, New York Revenue Anticipation Notes, (State Aid Withholding), 1.00%, 09/23/2022	6,390,000	6,400,467
Metropolitan Transportation Authority Revenue Bonds
4.00%, 02/01/2022	15,140,000	15,140,000
Series B-1, 5.00%, 05/15/2022	10,900,000	11,028,412
5.00%, 09/01/2022	11,010,000	11,264,734
Series F, 5.00%, 11/15/2022	1,125,000	1,159,423
Series F, 5.00%, 11/15/2022	1,530,000	1,579,414
FRN, 0.36%, 11/01/2035(a)	4,750,000	4,712,810
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds, Series B, 5.00%, 11/15/2022	600,000	619,378
New York City General Obligation Unlimited Bonds
Series C-4, 0.24%, 10/01/2027(a)	8,750,000	8,750,000
Series J-2, 0.21%, 06/01/2036(a)	2,050,000	2,050,000
Series J-3, 0.24%, 06/01/2036(a)	13,275,000	13,275,000
New York City Housing Development Corp. Multifamily Housing Revenue Bonds, Series H, VRN, 0.12%, 11/01/2051(a)	1,355,000	1,354,305
New York Transportation Development Corp. Revenue Bonds (Delta Air Lines, Inc.), AMT, 5.00%, 01/01/2024	1,500,000	1,602,881
Oneida County Industrial Development Agency Revenue Bonds (Champion Home Builders Co. Facility), 0.24%, 06/01/2029(a)	6,820,000	6,820,000
Rondout Valley Central School District Accord Ulster County, NJ General Obligation Anticipation Notes, (State Aid Withholding), 1.25%, 06/29/2022	22,340,000	22,394,485
Sidney Central School District General Obligation Limited Bonds, (State Aid Withholding), 1.00%, 08/05/2022	4,126,600	4,131,549
Town Of Oyster Bay, Nassau County, New York Water District Notes, Series A, 2.00%, 03/11/2022	10,000,000	10,015,220
Triborough Bridge & Tunnel Authority Revenue Bonds, Series B4A, 0.41%, 01/01/2032(a)	4,000,000	4,000,590
Village of Johnson City General Obligation Limited Bonds, Series B, 2.00%, 09/30/2022	13,263,294	13,366,253
		204,955,522
North Carolina (0.2%)
Fayetteville State University Revenue Bonds, (AGM)
5.00%, 04/01/2022(b)	525,000	528,919

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2022 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

5.00%, 04/01/2023(b)	$405,000	$424,325
5.00%, 04/01/2024(b)	425,000	458,652
5.00%, 04/01/2026(b)	470,000	534,332
		1,946,228
Ohio (0.4%)
State of Ohio Hospital Revenue Bonds (University Hospitals Health System, Inc.), Series C, VRDN, 0.13%, 01/15/2051(a)	3,000,000	3,000,000

Oklahoma (0.6%)
Muskogee City-County Trust Port Authority Revenue Bonds (USA, Inc. Project), AMT, VRDN, 0.13%, 05/01/2023(a)	3,400,000	3,400,000
Oklahoma Development Finance Authority Revenue Bonds (Gilcrease Developers LLC), AMT, 1.63%, 07/06/2023	2,000,000	2,003,663
		5,403,663
Oregon (0.0%)
Port of Portland Revenue Bonds (Horizon Air Industries, Inc.), 0.17%, 06/15/2027(a)	150,000	150,000

Pennsylvania (7.9%)
Central Bradford Progress Authority Revenue Bonds (The Guthrie Clinic Issue), Series D, VRDN, 0.19%, 12/01/2041(a)	7,065,000	7,065,000
Montgomery County Higher Education and Health Authority Thomas Jefferson University Variable Rate Revenue Bonds, VRDN, 0.17%, 09/01/2050(a)(c)	18,030,000	18,030,000
Pennsylvania Economic Development Financing Authority Revenue Bonds (Republic Services, Inc.), Series B, 0.25%, 04/01/2049(a)	7,500,000	7,498,323
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Republic Services, Inc. Project), Series B, AMT, VRN, 0.30%, 04/01/2049(a)	4,500,000	4,495,880
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), Series A, 0.25%, 04/01/2034(a)	5,000,000	4,998,882
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 0.18%, 08/01/2045(a)	24,500,000	24,500,000
		66,588,085
South Carolina (1.1%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Prisma Health Obligated Group), Series C, VRDN, 0.18%, 05/01/2048(a)	9,525,000	9,525,000

Tennessee (1.6%)
Chattanooga Health Educational & Housing Faculty Board Revenue Bonds, Series C, VRDN, 0.11%, 05/01/2039(a)	10,000,000	10,000,000
Lewisburg Industrial Development Board Revenue Bonds (Waste Management Inc of Tennessee), 0.18%, 07/02/2035(a)	2,750,000	2,750,000
Nashville & Davidson Industrial Development Board Revenue Bonds (Waste Management Inc of Tennessee), 0.58%, 08/01/2031(a)	350,000	345,358
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 0.39%, 06/01/2037(a)	830,000	830,000
		13,925,358
Texas (10.4%)
Angelina & Neches River Authority Revenue Bonds (Jefferson Enterprise Energy LLC), AMT, VRN, 0.45%, 12/01/2045(a)	8,000,000	7,987,206
Angelina And Neches River Authority Industrial Development Corporation Solid Waste Disposal And Wastewater Treatment Facilities Revenue Bonds (Jefferson Enterprise Energy, Llc Project), Series B, VRN, 0.30%, 12/01/2045(a)(b)	7,500,000	7,500,000
City of Houston TX Hotel Occupancy Tax & Revenue Bonds
4.00%, 09/01/2022	180,000	183,528
4.00%, 09/01/2023	180,000	188,521

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2022 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

4.00%, 09/01/2025	$425,000	$464,179
Mission Economic Development Corp. Revenue Bonds (Waste Management, Inc.)
Series B, 0.18%, 07/01/2040(a)	5,000,000	4,999,417
0.18%, 05/01/2046(a)	10,000,000	9,998,833
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), AMT, FRN, 0.20%, 05/01/2050(a)	18,000,000	18,000,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP), 0.16%, 04/01/2028(a)	7,000,000	7,000,000
Port of Port Arthur Navigation District Revenue Bonds
0.15%, 04/01/2040(a)	3,800,000	3,800,000
VRDN, 0.15%, 04/01/2040(a)	10,625,000	10,625,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Ctfs, VRDN, 0.26%, 06/15/2056(a)(b)	11,000,000	11,000,000
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds
5.00%, 12/15/2022	1,150,000	1,187,227
5.00%, 12/15/2025	4,600,000	5,110,655
		88,044,566
Virginia (0.3%)
Virginia Small Business Financing Authority Senior Lien Revenue Bonds (95 Express Lanes Llc Project), AMT, 5.00%, 07/01/2049	2,500,000	2,503,768

West Virginia (1.1%)
West Virginia Hospital Finance Authority Revenue Bonds (West Virginia United Health System Obligated Group), Series E, 0.29%, 06/01/2033(a)	9,410,000	9,410,000

Wisconsin (3.7%)
Public Finance Authority Revenue Bonds (Waste Management, Inc.), 0.18%, 09/01/2027(a)	5,000,000	5,000,000
Tender Option Bond Trust Receipts Revenue Bonds, VRDN, 0.19%, 12/15/2040(a)(b)	2,645,000	2,645,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds, 0.19%, 02/15/2053(a)	24,095,000	24,095,000
		31,740,000
Wyoming (0.2%)
Sublette County, Wyoming Pollution Control Revenue Refunding Bonds, Exxonmobile Project, AMT, VRDN, 0.13%, 10/01/2044(a)	1,650,000	1,650,000
Total Municipal Bonds		887,616,023

SHORT-TERM INVESTMENT (1.2%)
UNITED STATES (1.2%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, Zero Coupon%,	107,190	107,190
Mercer County Pollution Control Revenue Commercial Paper Notes, 0.15%, 02/08/2022	10,000,000	10,000,000
Total Short-Term Investment		10,107,190
Total Investments (Cost $898,746,838) —105.9%		897,723,213
Liabilities in Excess of Other Assets—(5.9)%		(49,731,457)
Net Assets—100.0%		$847,991,756

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.

FRN	Floating Rate Note

See accompanying Notes to Statements of Investments.